UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6337

                              ACCESSOR FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                             J. ANTHONY WHATLEY III
                                1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                   Copies of all communications, including all
                      communications sent to the agent for
                           service, should be sent to:
                                 PHILIP J. FINA
                           Kirkpatrick & Lockhart LLP
                                 75 State Street
                                Boston, MA 02109
                     (Name and address of agent for service)
                     ---------------------------------------

        Registrant's Telephone Number, including Area Code: 206-224-7420
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1.           Reports to Shareholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                              ACCESSOR FUNDS, INC.
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
UNAUDITED                                                          JUNE 30, 2003
--------------------------------------------------------------------------------

                                  EQUITY FUNDS
                                     Growth
                                      Value
                                Small to Mid Cap
                              International Equity

                               FIXED-INCOME FUNDS
                                 High Yield Bond
                            Intermediate Fixed-Income
                         Short-Intermediate Fixed-Income
                               Mortgage Securities
                              U.S. Government Money

                                ALLOCATION FUNDS
                           Accessor Income Allocation
                       Accessor Income & Growth Allocation
                          Accessor Balanced Allocation
                       Accessor Growth & Income Allocation
                           Accessor Growth Allocation
                      Accessor Aggressive Growth Allocation

--------------------------------------------------------------------------------
                                 [LOGO] ACCESSOR
--------------------------------------------------------------------------------

                             TABLE OF CONTENTS

Letter To Our Shareholders....................................................1

Schedule of Investments
   Growth Fund................................................................2
   Value Fund.................................................................5
   Small to Mid Cap Fund......................................................9
   International Equity Fund.................................................19
   High Yield Bond Fund......................................................22
   Intermediate Fixed-Income Fund............................................26
   Short-Intermediate Fixed-Income Fund......................................29
   Mortgage Securities Fund..................................................32
   U.S. Government Money Fund................................................41
   Accessor Income Allocation Fund...........................................42
   Accessor Income & Growth Allocation Fund..................................43
   Accessor Balanced Allocation Fund.........................................44
   Accessor Growth & Income Allocation Fund..................................45
   Accessor Growth Allocation Fund...........................................45
   Accessor Aggressive Growth Allocation Fund................................46

Statements of Assets & Liabilites............................................48

Statements of Operations.....................................................53

Statements of Changes in Net Assets..........................................58

Notes to Financial Statements................................................66

Financial Highlights.........................................................80

                           A LETTER FROM THE PRESIDENT

August, 2003

To our Shareholders,

     We are pleased to present the 2003 Semi-Annual Report for the Accessor Funds. This report provides information on the 15 Funds in the Accessor family. Our focus this year was:

     * delivering access to the same investment strategy that many large institutions use,

     * utilizing the detailed, long-term benefits of diversification and asset allocation, and

     * providing disciplined management that maintains style purity with respect to each Fund's benchmark index.

     We remain committed to providing you, our shareholders, with superior investment products designed to help you meet your varying financial goals. In all market scenarios, we believe diversification benefits are enormous. We also think the ability for an investor to create a portfolio that matches their appetite for risk and return is valuable. We strive to provide you with funds that can be used to implement such a portfolio and provide you with the diversification level you desire.

     We invite you to regularly visit our web site, www.accessor.com. The information is updated regularly and we continually work to add new features and information.

     Thank you for your confidence and investment in the Accessor Funds. We look forward to the opportunity to work with you in the future as we to continue to earn your support and trust.

Sincerely,

/s/ J. Anthony Whatley

J. Anthony Whatley, III
President and Principal Executive Officer
Accessor Funds, Inc.


                                   accessor 1

                                  GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                             SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK (98.2%)

Aerospace & Defense (1.3%)
  United Technologies                                     18,400   $   1,303,272
                                                                   -------------
                                                                       1,303,272
Banks (3.3%)
  Bank of America                                          9,700         766,591
  Countrywide Financial                                   37,500       2,608,875
                                                                   -------------
                                                                       3,375,466
Beverages (5.9%)
  Anheuser Busch                                          51,700       2,639,285
  PepsiCo                                                 75,500       3,359,750
                                                                   -------------
                                                                       5,999,035
Biotechnology (3.1%)
  Amgen*                                                  47,500       3,181,550
                                                                   -------------
                                                                       3,181,550
Chemicals (1.5%)
  Praxair                                                 26,100       1,568,610
                                                                   -------------
                                                                       1,568,610
Commercial Services & Supplies (2.4%)
  Apollo Group Class A*                                   20,200       1,247,552
  Deluxe                                                  25,900       1,160,320
                                                                   -------------
                                                                       2,407,872
Communications Equipment (3.4%)
  Cisco Systems*                                         178,500       2,961,315
  Scientific-Atlanta                                      19,900         474,416
                                                                   -------------
                                                                       3,435,731
Computers & Peripherals (5.5%)
  Dell Computer*                                          78,200       2,499,272
  International Business Machines                         14,469       1,193,692
  Lexmark Group*                                          26,700       1,889,559
                                                                   -------------
                                                                       5,582,523
Containers & Packaging (0.7%)
  Pactiv*                                                 36,800         725,328
                                                                   -------------
                                                                         725,328
Diversified Financials (2.1%)
  Bear Stearns                                             9,400         680,748
  Moody's                                                 27,800       1,465,338
                                                                   -------------
                                                                       2,146,086
Energy Equipment & Services (0.7%)
  BJ Services*                                            20,200         754,672
                                                                   -------------
                                                                         754,672
Food & Drug Retailing (0.3%)
  Sysco                                                    9,500         285,380
                                                                   -------------
                                                                         285,380
Food Products (1.4%)
  Wrigley (W.M.) Jr                                       25,300       1,422,619
                                                                   -------------
                                                                       1,422,619
Health Care Providers & Services (1.0%)
  Oxford Health Plans*                                    13,300         558,999
  United Health Group                                      8,900         447,225
                                                                   -------------
                                                                       1,006,224

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                   accessor 2

                                  GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                             SHARES         VALUE
--------------------------------------------------------------------------------
Health Care Equipment & Supplies (3.2%)
   C.R. Bard                                              12,300   $     877,113
   Becton Dickinson                                       17,900         695,415
   Guidant                                                18,000         799,020
   Zimmer Holdings*                                       18,350         826,668
                                                                   -------------
                                                                       3,198,216
 Household Products (5.1%)
   Clorox                                                 14,200         605,630
   Colgate Palmolive                                      14,200         822,890
   Procter & Gamble                                       42,500       3,790,150
                                                                   -------------
                                                                       5,218,670
 Industrial Conglomerates (7.5%)
   General Electric                                      159,300       4,568,724
   3M                                                     23,200       2,992,336
                                                                   -------------
                                                                       7,561,060
 Insurance (1.0%)
   Metlife                                                34,200         968,544
                                                                   -------------
                                                                         968,544
 Leisure Equipment & Products (1.0%)
   Mattel                                                 51,800         980,056
                                                                   -------------
                                                                         980,056
 Multiline Retail (4.6%)
   Family Dollar Stores                                   28,100       1,072,015
   Wal-Mart Stores                                        67,100       3,601,257
                                                                   -------------
                                                                       4,673,272
 Personal Products (0.6%)
   Avon Products                                           9,200         572,240
                                                                   -------------
                                                                         572,240
 Pharmaceuticals (18.9%)
   Allergan                                                3,500         269,850
   Bristol-Myers Squibb                                   19,100         518,565
   Forest Laboratories*                                   16,100         881,475
   Johnson & Johnson                                      97,700       5,051,090
   Merck                                                  89,500       5,419,225
   Pfizer                                                204,480       6,982,992
                                                                   -------------
                                                                      19,123,197
 Road & Rail (1.6%)
   Ryder Systems                                          62,900       1,611,498
                                                                   -------------
                                                                       1,611,498
 Semiconductor Equipment & Products (4.6%)
   Intel                                                 189,400       3,936,490
   Linear Technology                                       6,300         202,923
   Qlogic*                                                11,600         560,628
                                                                   -------------
                                                                       4,700,041
 Software (9.2%)
   Microsoft                                             242,800       6,218,108
   Oracle*                                               256,900       3,087,938
                                                                   -------------
                                                                       9,306,046
 Specialty Retail (5.2%)
   AutoZone*                                              15,100       1,147,147
   Bed Bath & Beyond*                                     25,800       1,001,298
   Home Depot                                             51,800       1,715,616
   TJX Companies                                          76,000       1,431,840
                                                                   -------------
                                                                       5,295,901

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                   accessor 3

                                  GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                             SHARES         VALUE
--------------------------------------------------------------------------------
Tobacco (2.2%)
  Altria Group                                            49,500   $   2,249,280
                                                                   -------------
                                                                       2,249,280
Wireless Telecommunication Services (0.9%)
  Nextel Communications*                                  51,000         922,080
                                                                   -------------
                                                                         922,080

TOTAL COMMON STOCK (IDENTIFIED COST $95,651,622)                      99,574,469
                                                                   -------------

                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (2.0%)                           RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003     $  2,015,057     $     2,015,057
  DATED 6/30/03 (Repurchase value $2,015,113,                                                          ---------------
  collateralized by $1,999,012 FNMA Pool # 254510,
  11-1-17, market value $2,075,509)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,015,057)                                                    2,015,057
                                                                                                       ---------------
TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $97,666,679)(1)                                                101,589,526
TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                                           (249,823)
                                                                                                       ---------------
TOTAL NET ASSETS (100.0%)                                                                              $   101,339,703
                                                                                                       ===============




--------------------------------------------------------------------------------
(1) See Note 6 for important tax information.
  * Non-income producing
Please see "Notes to Financial Statements" for further information.
================================================================================




                                   accessor 4

                                  VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK (97.4%)

Aerospace & Defense (2.2%)
  General Dynamics                                        18,800   $   1,363,000
  United Technologies                                      3,900         276,237
                                                                   -------------
                                                                       1,639,237
Air Freight & Logistics (0.9%)
  FedEx                                                   10,900         676,127
                                                                   -------------
                                                                         676,127
Auto Components (0.6%)
  Lear*                                                    9,800         450,996
                                                                   -------------
                                                                         450,996
Banks (11.8%)
  Bank of America                                         39,500       3,121,685
  Bank One                                                12,000         446,160
  Countrywide Financial                                   11,100         772,227
  Golden West Financial                                   16,900       1,352,169
  National City                                           20,400         667,284
  Unionbancal                                             25,000       1,034,250
  Wachovia                                                16,000         639,360
  Wells Fargo                                             14,000         705,600
                                                                   -------------
                                                                       8,738,735
Biotechnology (1.7%)
  Genzyme*                                                24,600       1,028,280
  Millennium Pharmaceutical*                              16,100         253,253
                                                                   -------------
                                                                       1,281,533
Chemicals (2.5%)
  Eastman Chemical                                        11,700         370,539
  Engelhard                                               12,100         299,717
  Monsanto Company                                        55,800       1,207,512
                                                                   -------------
                                                                       1,877,768
Communications Equipment (0.4%)
  Motorola                                                33,000         311,190
                                                                   -------------
                                                                         311,190
Computers & Peripherals (0.9%)
  Hewlett-Packard                                         33,052         704,008
                                                                   -------------
                                                                         704,008
Construction & Engineering (0.3%)
  Fluor                                                    7,600         255,664
                                                                   -------------
                                                                         255,664
Construction Materials (1.8%)
  Masco                                                   55,500       1,323,675
                                                                   -------------
                                                                       1,323,675
Diversified Financials (15.1%)
  Bear Stearns                                            10,000         724,200
  Capital One Financial                                   16,200         796,716
  Citigroup                                              112,187       4,801,604
  Federal Home Loan Mortgage                              13,300         675,241
  Goldman Sachs                                            9,600         804,000
  MBNA                                                    27,600         575,184
  Merrill Lynch                                           40,400       1,885,872
  Morgan Stanley                                          22,900         978,975
                                                                   -------------
                                                                      11,241,792

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                   accessor 5

                                  VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES         VALUE
--------------------------------------------------------------------------------
Diversified Telecommunication Services (7.2%)
  AT&T                                                    57,100   $   1,099,175
  Citizens Communications*                                59,000         760,510
  Qwest Communications*                                  120,500         575,990
  SBC Communications                                      35,300         901,915
  Sprint - FON Group                                      44,600         642,240
  Verizon Communications                                  33,900       1,337,355
                                                                   -------------
                                                                       5,317,185
Electric Utilities (4.7%)
  Edison International*                                   21,400         351,602
  Exelon                                                  25,200       1,507,212
  PPL                                                     11,400         490,200
  Pinnacle West Capital                                   22,900         857,605
  Texas Utilities                                         12,100         271,645
                                                                   -------------
                                                                       3,478,264
Electrical Equipment (0.2%)
  PerkinElmer                                             11,400         157,434
                                                                   -------------
                                                                         157,434
Energy Equipment & Services (0.4%)
  Halliburton                                             12,700         292,100
                                                                   -------------
                                                                         292,100
Electric Utilities (1.3%)
  Entergy                                                 11,700         617,526
  Public Service Enterprise                                7,700         325,325
                                                                   -------------
                                                                         942,851
Food & Drug Retailing (1.2%)
  SuperValu                                               42,900         914,628
                                                                   -------------
                                                                         914,628
Food Products (0.5%)
  Kraft Foods                                             10,600         345,030
                                                                   -------------
                                                                         345,030
Health Care Providers & Services (2.0%)
  Anthem*                                                  5,000         385,750
  McKesson                                                15,800         564,692
  Wellpoint Health Networks*                               6,000         505,800
                                                                   -------------
                                                                       1,456,242
Household Durables (0.6%)
  Fortune Brands                                           8,900         464,580
                                                                   -------------
                                                                         464,580
Industrial Conglomerates (1.0%)
  Tyco                                                    37,600         713,648
                                                                   -------------
                                                                         713,648
Insurance (8.2%)
  Ace                                                     37,200       1,275,588
  AMBAC Financial Group                                   12,600         834,750
  American International Group                            29,200       1,611,256
  St. Paul Companies                                      32,700       1,193,877
  XL Capital Class A                                      14,100       1,170,300
                                                                   -------------
                                                                       6,085,771
IT Consulting & Services (2.2%)
  Computer Sciences*                                      18,800         716,656
  Convergys*                                              12,500         200,000
  Sungard Data Systems*                                   26,600         689,206
                                                                   -------------
                                                                       1,605,862

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                   accessor 6

                                  VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES         VALUE
--------------------------------------------------------------------------------
Internet Software & Service (0.4%)
  Checkfree*                                              11,000   $     306,240
                                                                   -------------
                                                                         306,240
Leisure Equipment & Products (0.6%)
  Mattel                                                  23,600         446,512
                                                                   -------------
                                                                         446,512
Machinery (0.3%)
  Eaton                                                    2,800         220,108
                                                                   -------------
                                                                         220,108
Media (8.4%)
  AOL Time Warner*                                        69,400       1,116,646
  Clear Channel Communications*                           18,100         767,259
  Comcast*                                                24,173         729,541
  Comcast Class A*                                        40,600       1,170,498
  Fox Entertainment Group Class A*                        12,700         365,506
  Gannett                                                  9,500         729,695
  Viacom*                                                 30,700       1,340,362
                                                                   -------------
                                                                       6,219,507
Multiline Retail (1.6%)
  Federated Department Stores                             32,700       1,204,995
                                                                   -------------
                                                                       1,204,995
Office Electronics (0.4%)
  Xerox*                                                  28,700         303,933
                                                                   -------------
                                                                         303,933
Oil & Gas (10.7%)
  Amerada Hess                                             9,900         486,882
  Anadarko Petroleum                                      14,000         622,580
  Burlington Resources                                    14,500         784,015
  ChevronTexaco                                           11,277         814,199
  ConocoPhillips                                          14,223         779,420
  Devon Energy                                            10,306         550,340
  Exxon Mobil                                             97,276       3,493,182
  Occidental Petroleum                                     9,200         308,660
                                                                   -------------
                                                                       7,839,278
Real Estate (0.3%)
  Istar Financial                                          6,900         251,850
                                                                   -------------
                                                                         251,850
Road & Rail (1.6%)
  Burlington Northern Santa Fe                            10,500         298,620
  CSX                                                     15,400         463,386
  Union Pacific                                            7,800         452,556
                                                                   -------------
                                                                       1,214,562
Semiconductor Equipment & Products (2.8%)
  LSI Logic*                                              30,400         215,232
  National Semiconductor*                                 14,300         281,996
  Texas Instruments                                       90,000       1,584,000
                                                                   -------------
                                                                       2,081,228
Software (0.5%)
  Peoplesoft*                                             20,800         365,872
                                                                   -------------
                                                                         365,872
Specialty Retail (0.7%)
  Ross Stores                                              5,700         243,618
  Staples*                                                16,000         293,600
                                                                   -------------
                                                                         537,218

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                   accessor 7

                                  VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
Tobacco (1.4%)
  Altria Group                                            22,800   $   1,036,032
                                                                   -------------
                                                                       1,036,032

TOTAL COMMON STOCK (IDENTIFIED COST $71,879,460)                      72,301,655
                                                                   -------------

                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.2%)                           RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003      $    72,440     $       72,440
  DATED 6/30/03 (Repurchase value $72,442
  collateralized by $72,660 FARM, Pool # 108900,
  10-1-20, market value $74,613)
  United States Treasury Bill(1)                        1.120%         07/24/2003           20,000             19,986
  United States Treasury Bill(1)                        1.050%         08/21/2003           50,000             49,944
  United States Treasury Bill(1)                        1.030%         09/04/2003           20,000             19,971
                                                                                                       --------------

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $162,313)                                                       162,341
                                                                                                       --------------

TOTAL INVESTMENTS (97.6%) (Identified Cost $72,041,773)(2)                                                 72,463,996
TOTAL OTHER ASSETS LESS LIABILITIES (2.4%)                                                                  1,766,789
                                                                                                       --------------
TOTAL NET ASSETS (100.0%)                                                                              $   74,230,785
                                                                                                       ==============


--------------------------------------------------------------------------------------------------------------------------
    OUTSTANDING FUTURES CONTRACTS
                                                                                                              UNREALIZED
                                                                            UNITS PER        CURRENT         APPRECIATION/
      TYPE                              EXPIRATION        CONTRACTS         CONTRACT           VALUE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
      S&P 500 FUTURE                     9/19/2003            1                250        $    243,325     $       (1,146)

--------------------------------------------------------------------------------
  * Non-income producing security.
(1) Security has been segregated as collateral to cover margin requirements for open futures contracts as of June 30, 2003.
(2) See Note 6 for important tax information.
================================================================================

                                   accessor 8

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCK (99.5%)

Aerospace & Defense (0.1%)
  Allied Defense Group*                                    4,200   $      77,490
                                                                   -------------
                                                                          77,490
Air Freight & Logistics (1.0%)
  Airborne                                                35,500         741,950
  The Brink's                                              8,600         125,302
  EGL*                                                    22,400         340,480
                                                                   -------------
                                                                       1,207,732
Airlines (0.3%)
  AMR*                                                    23,900         262,900
  America West Holding Class B*                           20,700         140,760
                                                                   -------------
                                                                         403,660
Auto Components (0.3%)
  Bandag                                                   6,300         234,801
  Strattec Security*                                       2,300         122,360
                                                                   -------------
                                                                         357,161
Automobiles (0.4%)
  Spartan Motors                                           8,000          66,160
  Wabash National*                                        32,600         457,378
                                                                   -------------
                                                                         523,538
Banks (9.5%)
  Astoria Financial                                       14,500         404,985
  Bank United*                                            26,400           2,112
  BankAtlantic Bancorp                                    45,000         535,050
  Banknorth Group                                          7,100         181,192
  Bankunited Financial Class A*                           15,100         304,265
  Banner Corporation                                       3,000          61,470
  City National                                           10,800         481,248
  Downey Financial                                         6,400         264,320
  First Financial                                            500          26,450
  First Place Financial                                      800          13,856
  Firstmerit Corporation                                  19,600         448,056
  Flagstar Bancorp                                        46,900       1,146,705
  GBC Bancorp/California                                   3,700         142,080
  Gold Bancorporation                                     24,900         261,699
  Greater Bay Bancorp                                     14,900         306,046
  GreenPoint Financial                                    23,700       1,207,278
  Hudson United Bancorp                                   18,500         631,775
  M&T Bank                                                 4,800         404,256
  PAB Bankshares                                           2,400          31,176
  PFF Bancorp                                              9,600         371,040
  Popular                                                 27,700       1,068,943
  Provident Financial Group                               34,900         894,487
  Republic Bancorp                                         6,200          91,946
  Staten Island Bancorp                                   22,300         434,404
  Superior Financial                                       3,100          74,400
  UMB Financial                                           10,825         458,980
  Unionbancal                                             24,400       1,009,428
  Willow Grove Bancorp                                     3,200          54,304
                                                                   -------------
                                                                      11,311,951
Beverages (0.6%)
  Constellation Brands Class A*                           12,700         398,780

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                   accessor 9

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
Beverages - continued
  PepsiAmericas                                           29,000   $     364,240
                                                                   -------------
                                                                         763,020
Biotechnology (2.5%)
  Applera*                                                28,500         294,120
  BioReliance*                                             5,000         106,000
  Diversa*                                                23,800         233,954
  Genencor International*                                 16,700         275,049
  Genentech*                                              12,300         887,076
  Gilead Sciences*                                         8,000         444,640
  Introgen Therapeutics*                                  22,200         120,990
  Kendle International*                                    4,400          27,280
  Kosan Biosciences*                                      45,100         266,090
  Maxygen*                                                32,900         360,913
                                                                   -------------
                                                                       3,016,112
Building Products (1.2%)
  Lennar                                                     380          26,106
  Mestek*                                                  1,400          25,200
  USG*                                                    70,300       1,335,700
  US Concrete*                                            22,000          84,480
                                                                   -------------
                                                                       1,471,486
Chemicals (1.0%)
  Airgas                                                  10,200         170,850
  Arch Chemicals                                           7,400         141,340
  Cytec Industries*                                       10,300         348,140
  Lesco*                                                   2,300          20,493
  Lubrizol                                                 8,100         251,019
  OM Group                                                 5,900          86,907
  Penford                                                  2,500          27,925
  Symyx Technologies*                                      8,800         143,616
                                                                   -------------
                                                                       1,190,290
Commercial Services & Supplies (6.3%)
  Apollo Group Class A*                                    4,700         290,272
  Banta                                                   13,700         443,469
  CDW*                                                     2,300         105,340
  Carriage Services*                                      41,900         148,326
  Checkpoint Systems*                                     13,800         195,270
  Corrections Corporation Of America*                     24,300         615,519
  Credit Acceptance*                                      12,200         123,098
  Forrester Research*                                      8,800         143,968
  GP Strategies*                                           4,800          29,184
  G & K Services                                           5,800         171,680
  Global Payments                                          9,780         347,190
  John H. Harland Corporation                              6,700         175,272
  ITT Educational Services*                               12,300         359,775
  Imagistics International*                               19,600         505,680
  Kforce*                                                  9,000          43,470
  Learning Tree International*                            14,700         229,761
  Memberworks*                                            15,100         298,225
  NCO Group*                                              13,800         247,158
  New Horizons Worldwide*                                  2,900          12,412
  PracticeWorks*                                           3,300          63,690
  Prepaid Legal Services*                                  6,400         156,992
  Right Management Consultants*                           19,100         241,615

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 10

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
Commercial Services and Supplies - continued
  Servicemaster                                           38,700   $     414,090
  Sourcecorp*                                             15,600         336,960
  Total System Services                                   10,300         229,690
  United Stationers*                                      13,100         473,827
  Viad                                                    19,700         441,083
  Volt Info Sciences*                                     12,300         167,895
  Wireless Facilities *                                   18,200         216,580
  Zebra Technologies*                                      4,200         315,798
                                                                   -------------
                                                                       7,543,289
Communications Equipment (2.9%)
  Adtran*                                                 19,900       1,015,298
  Allen Telecom*                                          22,600         373,352
  Anixter*                                                12,900         302,247
  Communications Systems                                   2,800          21,840
  Cosine Communications*                                   4,300          26,135
  Foundry Networks*                                       31,100         447,840
  General Motors - Hughes Electronics*                    56,100         718,641
  Norstan*                                                 4,400          14,476
  Silicon Laboratories*                                    7,900         210,456
  Tekelec*                                                20,900         236,170
  Telular*                                                14,200          68,444
                                                                   -------------
                                                                       3,434,899
Computers & Peripherals (1.4%)
  Hutchinson Tech*                                         9,000         296,010
  Imation                                                    800          30,256
  Iomega*                                                 12,700         134,620
  Sandisk*                                                 6,600         266,310
  Storage Technology*                                     29,000         746,460
  Western Digital*                                        14,200         146,260
                                                                   -------------
                                                                       1,619,916
Construction & Engineering (0.3%)
  Lennar                                                   3,800         271,700
  Perini*                                                  4,900          38,955
                                                                   -------------
                                                                         310,655
Construction Materials (0.2%)
  Hughes Supply                                            5,700         197,790
                                                                   -------------
                                                                         197,790
Containers & Packaging (0.8%)
  Caraustar*                                              12,000          96,120
  Crown Holdings*                                         17,600         125,664
  Jarden*                                                 14,000         387,380
  Smurfit-Stone Container*                                11,100         144,633
  Sonoco                                                   9,600         230,592
                                                                   -------------
                                                                         984,389
Distributors (0.3%)
  Brightpoint*                                            21,000         258,300
  Tech Data*                                               2,900          77,459
                                                                   -------------
                                                                         335,759
Diversified Financials (2.7%)
  CompuCredit*                                            39,100         475,065
  E*Trade Group*                                          39,400         334,900
  Espeed*                                                 10,500         207,480
  Federated Investors                                     16,600         455,172

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 11

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
Diversified Financials - continued
  Knight Trading Group*                                   36,000   $     223,920
  Metris                                                  62,800         348,540
  New Century Financial                                   15,300         667,845
  SEI Investments Company                                  9,200         294,400
  Student Loan                                             1,900         239,400
                                                                   -------------
                                                                       3,246,722
Diversified Telecommunication Services (0.2%)
  Cincinnati Bell*                                        26,500         177,550
  Shenandoah Telecommunications                              300          14,388
                                                                   -------------
                                                                         191,938
Electric Utilities (0.3%)
  Central Vermont Public Service                          17,900         349,945
  Unitil                                                   1,400          33,740
                                                                   -------------
                                                                         383,685
Electrical Equipment (1.5%)
  AVX                                                     29,700         326,403
  Belden                                                  17,400         276,486
  Energy Conversion Devices*                               6,300          57,330
  Energizer Holdings*                                     22,200         697,080
  Littlefuse*                                              9,800         219,128
  Nu Horizons Electronic*                                  5,000          30,000
  Technitrol*                                             11,200         168,560
                                                                   -------------
                                                                       1,774,987
Electronic Equipment & Instruments (1.1%)
  Arrow Electronics*                                      47,000         716,280
  Avnet*                                                  11,000         139,480
  Benchmark Electronics*                                   3,700         113,812
  Unova*                                                  15,900         176,490
  Vishay Intertechnology*                                 10,800         142,560
                                                                   -------------
                                                                       1,288,622
Energy Equipment & Services (1.6%)
  Gulf Island Fabrication*                                18,900         319,788
  Kaneb Services                                           9,900         288,981
  Key Energy Services*                                    37,300         399,856
  NATCO*                                                   8,500          58,055
  Oil States International*                               20,000         242,000
  Smith International*                                     5,900         216,766
  TETRA Technologies*                                     11,400         338,010
                                                                   -------------
                                                                       1,863,456
Food & Drug Retailing (0.2%)
  Ruddick                                                 18,000         282,960
                                                                   -------------
                                                                         282,960
Food Products (1.4%)
  Chiquita Brands*                                        14,900         216,050
  Dean Foods*                                             25,953         817,519
  Smithfield Foods*                                        8,600         197,112
  Tyson Foods                                             46,600         494,892
                                                                   -------------
                                                                       1,725,573
Gas Utilities (1.1%)
  Equitable Resources                                      4,900         199,626
  Laclede Group                                            6,400         171,520
  TC Pipelines                                             2,100          61,908
  UGI                                                     27,450         870,165
                                                                   -------------
                                                                       1,303,219

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 12

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
Health Care Providers & Services (3.9%)
  AdvancePCS*                                             13,600   $     519,928
  Amedisys*                                                7,200          40,680
  America Service Group*                                   7,500         134,250
  Centene*                                                 6,000         233,400
  Chronimed*                                              14,300         140,569
  Coventry Health Care*                                    7,000         323,120
  Davita*                                                 10,900         291,902
  Healthextras*                                           26,700         208,794
  Health Net*                                             19,900         655,705
  Laboratory Corporation America*                          4,500         135,675
  Mid Atlantic Medical Services*                          13,600         711,280
  Oxford Health Plans*                                     8,000         336,240
  Pediatrix Med Group*                                     7,300         260,245
  Sierra Health Services*                                 15,000         300,000
  Varian Med Systems*                                      5,700         328,149
                                                                   -------------
                                                                       4,619,937
Health Care Equipment & Supplies (4.0%)
  Angelica                                                10,000         169,500
  Beckman Coulter                                         31,800       1,292,352
  BriteSmile*                                                900          23,607
  Cantel Medical*                                          6,400          85,888
  Closure Medical Group*                                   7,100         134,048
  Cooper                                                  11,000         382,470
  CYTYC*                                                  26,000         273,520
  Fisher Scientific International*                         5,900         205,910
  Gen-Probe*                                              17,600         719,312
  Hillenbrand Industries                                   8,100         408,645
  IDX Systems*                                            14,100         218,832
  Henry Schein*                                            9,100         476,294
  PSS World Medical*                                      28,200         162,150
  Usana*                                                   4,900         216,629
  Vital Signs                                              1,900          49,324
                                                                   -------------
                                                                       4,818,481
Hotels Restaurants & Leisure (3.3%)
  Brinker International*                                   8,050         289,961
  CBRL Group                                              23,300         905,438
  Checkers Drive-In Restaurant*                           16,500         188,760
  GTECH Holdings*                                         35,900       1,351,635
  Lone Star SteakHouse                                    25,500         555,135
  MGM Mirage*                                              5,000         170,900
  Regal Entertainment Group Class A                       10,700         252,306
  Six Flags*                                              27,700         187,806
                                                                   -------------
                                                                       3,901,941
Household Durables (1.5%)
  Harman International Industry                            4,200         332,388
  Hovnanian Enterprises Class A*                           6,300         371,385
  NVR*                                                     1,700         698,700
  Oneida                                                   7,100          47,925
  Ryland Group                                             5,700         395,580
                                                                   -------------
                                                                       1,845,978
Household Products (0.5%)
  Church & Dwight                                          3,400         111,282
  Craftmade International                                  2,800          50,425

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 13

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                             SHARES         VALUE
--------------------------------------------------------------------------------
Household Products - continued
  Dial                                                    24,100   $     468,745
                                                                   -------------
                                                                         630,452
Industrial Conglomerates (0.3%)
  Pentair                                                  8,200         320,292
  Standex International                                    3,100          65,100
                                                                   -------------
                                                                         385,392
Insurance (9.0%)
  American Financial                                      12,100         275,880
  Berkley                                                  3,600         189,720
  Berkshire Hathaway*                                         61       4,422,500
  Brown & Brown                                           10,500         341,250
  Cotton States Life Insurance                             1,300          13,104
  Donegal Group                                              800          10,032
  FPIC Insurance Group*                                   13,800         191,406
  Fidelity National Financial                             35,001       1,076,631
  First American Financial                                13,500         355,725
  Landamerica Financial Group                             20,800         988,000
  Nationwide                                              21,100         685,750
  Old Republic International                              27,300         935,571
  Protective Life                                         24,700         660,725
  Scpie Holdings                                           3,500          26,880
  Stancorp Financial Group                                 5,400         281,988
  Stewart Information Services*                            8,900         247,865
                                                                   -------------
                                                                      10,703,027
Internet & Catalog Retail (1.1%)
  Amazon.com*                                             10,900         397,741
  Expedia*                                                 3,000         230,040
  InterActive*                                            18,220         720,965
                                                                   -------------
                                                                       1,348,746
Internet Software & Services (1.7%)
  Avocent*                                                 7,700         230,461
  Checkfree*                                               6,500         180,960
  Macromedia*                                              1,900          39,976
  NetRatings*                                             16,000         146,240
  PC-Tel*                                                 18,300         217,038
  QRS*                                                    18,900         100,170
  Register.com*                                           58,000         339,880
  United Online*                                          16,600         420,644
  Verisign*                                               24,800         342,984
                                                                   -------------
                                                                       2,018,353
IT Consulting & Services (1.8%)
  Affiliated Computer Services*                            4,600         210,358
  American Management Systems*                            34,000         485,520
  Bearing Point*                                          25,200         243,180
  DST Systems*                                             9,400         357,200
  Datalink*                                               10,100          47,167
  Gartner Group Class B*                                  19,000         142,500
  Intergraph*                                             27,100         582,650
  Safenet*                                                 4,300         120,314
                                                                   -------------
                                                                       2,188,889
Leisure Equipment & Products (0.3%)
  RC2*                                                     4,300          73,143
  Shuffle Master*                                          7,800         229,242
                                                                   -------------
                                                                         302,385

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 14

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
Machinery (1.3%)
  Albany International                                    10,500   $     287,700
  Applied Industrial Technologies                          7,200         151,920
  Barnes Group                                             3,500          76,160
  Briggs & Stratton                                        4,100         207,050
  CLARCOR                                                  5,900         227,445
  NACCO Industries                                         4,100         241,654
  Penn Engineering & Manufacturing                         5,900          80,535
  Rofin-Sinar Technologies*                                2,800          39,368
  SPS Technologies*                                        7,500         202,800
                                                                   -------------
                                                                       1,514,632
Media (6.4%)
  Acme Communications*                                    15,900         120,840
  Cablevision Systems*                                    21,600         448,416
  Cadmus Communications                                    5,600          49,784
  Cox Communications*                                     25,100         800,690
  Cox Radio*                                               8,900         205,679
  Fisher Communications*                                   1,200          58,692
  Fox Entertainment Group Class A*                        10,300         296,434
  Gemstar-TV Guide International*                         48,300         245,847
  Grey Global Group                                          300         231,753
  Hearst-Argyle Television*                               15,700         406,630
  Liberty Media Class A*                                 120,000       1,387,200
  Lynch Interactive*                                       2,500          60,250
  Metro-Goldwyn-Mayer*                                    31,800         394,956
  PanAmSat*                                               52,900         974,947
  Pegasus Communications*                                 20,800         615,264
  Readers Digest                                           2,800          37,744
  Scripps                                                  4,400         390,368
  The Washington Post Company                                800         586,320
  Westwood One*                                           10,600         359,658
  Young Broadcasting*                                      1,700          35,921
                                                                   -------------
                                                                       7,707,393
Metals & Mining (0.6%)
  AK Steel Holding*                                       85,300         308,786
  Material Sciences*                                       9,200          89,240
  Mueller Industries*                                      4,800         130,128
  RTI International Metals*                                7,700          83,391
  Steel Technologies                                      10,500         106,155
                                                                   -------------
                                                                         717,700
Multi-Utilities & Unregulated Power (1.2%)
  Allete                                                  15,400         408,870
  Energy East                                             32,500         674,700
  ONEOK                                                   16,700         327,821
                                                                   -------------
                                                                       1,411,391
Multiline Retail (0.2%)
  Saks*                                                   21,400         207,580
  Shopko Stores*                                           5,300          68,900
                                                                   -------------
                                                                         276,480
Oil & Gas (3.0%)
  Cabot Oil & Gas                                          8,000         220,880
  Energy Partners*                                        18,400         212,520
  Houston Exploration*                                     4,600         159,620
  Newfield Exporation*                                     3,500         131,425

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 15

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
Oil & Gas - continued
  Patina Oil & Gas                                         7,875   $     253,181
  Semco Energy                                             4,800          27,936
  Tetra Tech*                                              9,400         161,022
  Ultra Petroleum*                                        19,900         256,909
  Westport Resources*                                     21,900         498,225
  Williams Energy Partners                                 3,300         156,288
  World Fuel Services                                     18,800         462,292
  XTO Energy                                              50,399       1,013,524
                                                                   -------------
                                                                       3,553,822
Personal Products (0.4%)
  Estee Lauder                                             2,400          80,472
  NBTY *                                                  16,300         343,278
                                                                   -------------
                                                                         423,750
Pharmaceuticals (3.0%)
  Able Laboratories*                                      14,900         295,020
  Barr Labs*                                               5,800         379,900
  Cell Therapeutics*                                      33,400         324,982
  D&K Healthcare Resources                                12,500         201,750
  Emisphere Technologies*                                 19,000          68,400
  Imclone Systems*                                         2,000          63,240
  Medicis Pharmaceutical                                   3,800         215,460
  Mylan Labs                                              31,450       1,093,517
  Perrigo                                                 32,100         502,044
  Pharmacyclics*                                          19,000          90,060
  PRAECIS Pharmaceuticals*                                44,900         220,010
  Serologicals*                                           13,000         177,190
                                                                   -------------
                                                                       3,631,573
Real Estate (6.0%)
  American Mortgage Acceptance                             6,700         116,312
  Boston Properties                                        7,500         328,500
  Brandywine Realty                                       15,200         374,224
  Capital Automotive REIT                                 34,100         954,459
  Capstead Mortgage                                       23,000         259,210
  Chateau Communities                                      3,600         106,524
  Crescent Real Estate Equities                           18,200         302,302
  Equity Inns                                             22,900         158,010
  General Growth Properties                               16,400       1,024,016
  Getty Realty                                             9,700         216,504
  Insignia Financial Group*                               15,300         169,983
  Jones Lang LaSalle*                                     18,300         289,140
  Kimco Realty                                             3,300         125,070
  Mack Cali Realty                                         3,500         127,330
  Manufactured Home Communities                            6,100         214,171
  Newhall Land & Faming                                    4,400         133,100
  Omega Healthcare Investors*                             47,600         249,900
  Prentiss Properties                                     14,500         434,855
  Rouse                                                   23,300         887,730
  Sizeler Property                                        27,500         281,875
  Tanger Factory Outlet Center                             8,300         274,564
  Town & Country                                           3,900          90,675
  Trammell Crow*                                           3,900          41,379
                                                                   -------------
                                                                       7,159,833

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 16

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
Semiconductor Equipment & Products (2.4%)
  Amkor Technology*                                       60,500   $     794,970
  Artisan Components*                                      6,700         151,487
  Cree*                                                    6,900         112,332
  Integrated Circuit Systems*                             12,200         383,446
  Lattice Semiconductor*                                  22,300         183,529
  MEMC Electronic Materials*                              13,000         127,400
  Rambus*                                                 17,600         291,632
  Semtech*                                                 7,300         103,952
  Siliconix*                                              10,900         393,490
  Skyworks Solutions*                                     19,100         129,307
  Standard Microsystems*                                   7,400         112,258
  Supertex*                                                7,700         141,449
                                                                   -------------
                                                                       2,925,252
Software (2.3%)
  Ansoft*                                                  7,000          74,340
  Bottomline Technologies*                                16,500         133,155
  Kronos*                                                  4,650         236,267
  MAPICS*                                                 27,700         227,140
  OPNET Technologies*                                     17,100         208,449
  RSA Security*                                           33,100         355,825
  Reynolds & Reynolds                                      7,200         205,632
  Symantec*                                                6,800         298,248
  Transaction Sys Architects*                             57,100         511,616
  Ulticom*                                                26,800         254,600
  Verity*                                                 15,600         197,496
                                                                   -------------
                                                                       2,702,768
Specialty Retail (2.8%)
  Abercrombie & Fitch*                                     7,800         221,598
  Autonation*                                             16,200         254,664
  Borders Group*                                           7,600         133,836
  Claire's Stores                                          6,500         164,840
  Deb Shops                                                5,300          99,640
  Kenneth Cole Productions*                                1,800          35,082
  Footstar*                                               14,500         188,500
  Gymboree*                                               14,500         243,310
  Officemax*                                              56,900         372,695
  PC Connection*                                          18,700         127,160
  Rent A Center*                                           8,200         621,642
  Ross Stores                                              4,700         200,878
  Sports Authority*                                       28,400         303,880
  Williams Sonoma*                                         6,400         186,880
  Zale*                                                    4,200         168,000
                                                                   -------------
                                                                       3,322,605
Textiles, Apparel & Luxury Goods (1.9%)
  Brown Shoe Company                                      15,200         452,960
  Coach*                                                  14,900         741,126
  Oxford Industries                                        3,800         157,776
  Quiksilver*                                             14,600         240,754
  Russell                                                 25,000         475,000
  Unifi*                                                  13,800          85,560
  Wellman                                                 12,900         144,480
                                                                   -------------
                                                                       2,297,656

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 17

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
Wireless Telecommunication Services (1.4%)
  Boston Communications Group*                            41,100   $     704,043
  COMARCO*                                                20,800         147,680
  Level 3 Communications*                                 58,100         385,784
  Nextel Partners*                                        20,900         152,570
  Western Wireless*                                       28,800         332,064
                                                                   -------------
                                                                       1,722,141

TOTAL COMMON STOCK (IDENTIFIED COST $108,135,759)                    118,940,876
                                                                   -------------

                                                       INTEREST         MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.6%)                            RATE             DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003      $    758,629      $    758,629
  DATED 6/30/03 (Repurchase value                                                                        ------------
  $758,650 collateralized by $742,034 FHAR,
  Pool # 786784, 8-1-29, market value $781,388)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $758,629)                                                       758,629
                                                                                                         ------------

TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $108,894,388)1                                                119,699,505

TOTAL LIABILITIES IN EXCESS OF  OTHER ASSETS  (-0.1%)                                                        (126,352)
                                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                                $119,573,153
                                                                                                         ============









--------------------------------------------------------------------------------
  * Non-income producing security.
(1) See Note 6 for important tax information.
    Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 18

                           INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCK (98.6%)

Australia (1.8%)
  BHP Billiton                                            72,800   $     421,833
  News Corporation                                        41,600         312,469
  Woodside Petroleum*                                     47,400         393,545
                                                                   -------------
                                                                       1,127,847
Belgium (1.1%)
  Dexia*                                                  53,600         677,682
                                                                   -------------
                                                                         677,682
Brazil (1.3%)
  Cia Vale Do Rio Doce ADR                                15,500         459,730
  Unibanco GDR                                            17,300         296,868
  Unibanco-Uniao de Bancos Brasil                          1,500          25,740
                                                                   -------------
                                                                         782,338
Finland (2.2%)
  Nokia Oyj*                                              85,500       1,407,957
                                                                   -------------
                                                                       1,407,957
France (12.7%)
  Aventis*                                                22,800       1,254,397
  Axa*                                                    46,210         716,911
  BNP Paribas*                                            16,850         856,224
  Compagnie De Saint-Gobain*                              27,300       1,074,363
  Dassault Systems*                                       13,131         431,259
  Imersys*                                                 4,450         647,968
  Renault*                                                 6,200         327,794
  TotalFinaElf*                                           17,489       2,642,987
                                                                   -------------
                                                                       7,951,903
Germany (6.6%)
  Bayer*                                                  26,830         619,285
  Bayerische Motoren Werke*                               25,890         994,494
  Deutsch Post*                                           35,300         514,817
  Deutsche Bank*                                          11,200         723,460
  HeidelbergCement*                                       17,624         385,139
  Schering*                                                7,800         380,678
  Siemens*                                                10,800         528,953
                                                                    ------------
                                                                       4,146,826
India (0.5%)
  Infosys Technologies ADR                                 5,600         300,440
                                                                   -------------
                                                                         300,440
Ireland (0.7%)
  Bank of Ireland                                         34,500         417,971
                                                                   -------------
                                                                         417,971
Italy (5.1%)
  ENI*                                                   167,500       2,533,230
  Telecom Italia Spa*                                    122,000         668,271
                                                                   -------------
                                                                       3,201,501
Japan (16.2%)
  ACOM                                                     6,630         239,635
  Canon*                                                  31,000       1,422,528
  Chugai Pharmaceutical                                   29,400         333,971
  Fuji Photo Film*                                        25,000         722,465
  Hirose Electric                                          4,400         363,873
  Honda Motor                                             21,600         818,488

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 19

                           INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
Japan - continued
  Hoya                                                     8,900   $     612,975
  Kao                                                     13,000         241,974
  Namco Limited                                           17,100         272,859
  Nikko Cordial                                          139,000         557,968
  Nintendo*                                                5,000         363,523
  Nippon Telephone & Telegraph                               120         470,706
  Nippon Unipac Holding                                       70         273,412
  NTT DoCoMo*                                                224         485,030
  Secom                                                    6,000         175,890
  Shin-Etsu Chemical*                                      7,800         266,334
  Sony                                                    19,400         546,092
  Sumitomo*                                               76,000         350,647
  Takeda Chemical Industries*                             21,600         796,902
  Takefuji Corporation                                     6,380         331,021
  Yamanouchi Pharmaceutical*                              20,300         529,161
                                                                   -------------
                                                                      10,175,454
Mexico (0.5%)
  Walmart De Mexico                                      110,000         325,125
                                                                   -------------
                                                                         325,125
Netherlands (5.5%)
  ABN AMRO*                                               45,500         869,961
  Fortis*                                                 24,200         416,851
  ING Groep*                                              30,762         534,475
  Philips Electronics*                                    32,000         608,533
  Reed Elsevier*                                          46,590         549,461
  Wolters Kluwer*                                         41,300         497,982
                                                                   -------------
                                                                       3,477,263
Russia (0.6%)
  Yukos Spons ADR                                          6,600         369,600
                                                                   -------------
                                                                         369,600
South Korea (4.0%)
  Kookmin Bank-Sponsored ADR                              15,900         480,975
  Posco ADR                                               19,100         500,229
  Samsung Electronics                                      2,900         861,867
  Shinsegae Dept Store                                     1,250         195,165
  SK Telecom                                              25,800         486,588
                                                                   -------------
                                                                       2,524,824
Spain (2.4%)
  Altadis*                                                25,120         643,855
  Banco Popular Espanol*                                  17,020         859,976
                                                                   -------------
                                                                       1,503,831
Sweden (1.1%)
  Nordea*                                                138,710         668,862
                                                                   -------------
                                                                         668,862
Switzerland (7.9%)
  Holcim*                                                 19,000         702,041
  Nestle                                                   6,180       1,275,191
  Novartis*                                               31,682       1,253,667
  Roche Holding Genusschein*                              14,080       1,104,426
  Zurich Financial Services*                               5,091         606,989
                                                                   -------------
                                                                       4,942,314

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 20

                           INTERNATIONAL EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES         VALUE
--------------------------------------------------------------------------------
Taiwan (0.6%)
  Taiwan Semiconductor ADR*                               22,300   $     224,784
  United Microelectronics ADR*                            42,892         160,845
                                                                   -------------
                                                                         385,629
United Kingdom (27.8%)
  Abbey National*                                         30,903         239,929
  Allied Domecq*                                          86,340         475,863
  Aviva*                                                  85,400         592,932
  BAE Systems*                                           244,800         575,638
  Barclays*                                              147,270       1,093,578
  BG Group*                                              249,720       1,106,422
  Brambles Industries*                                    70,200         189,978
  British Land Company*                                   81,400         645,754
  Centrica*                                              150,500         436,471
  Compass Group*                                          95,380         514,276
  GKN*                                                    94,878         348,352
  GlaxoSmithKline*                                        87,010       1,755,977
  Intercontinental Hotels Group*                          49,406         350,567
  Mitchells & Butlers*                                    49,406         190,570
  National Grid Transco*                                  80,000         542,569
  Reckitt Benckiser*                                      50,540         927,391
  Rio Tinto*                                              28,500         536,133
  Royal Bank of Scotland Group*                           32,700         917,318
  Schroders*                                              56,300         585,059
  Standard Chartered*                                     60,000         728,706
  Tesco*                                                 337,040       1,219,394
  Vodafone Group*                                      1,151,600       2,251,869
  Wolseley*                                              106,200       1,174,585
                                                                   -------------
                                                                      17,399,331
United States (0.0%)
  Gen-Probe*                                                   1              41
                                                                   -------------
                                                                              41

TOTAL COMMON STOCK (IDENTIFIED COST $65,836,637)                      61,786,739
                                                                   -------------

                                                       INTEREST         MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (1.0%)                            RATE             DATE            AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003      $   619,830       $    619,830
  DATED 6/30/03 (Repurchase value $619,847                                                               ------------
  collateralized by $617,578 FNMA Pool # 594231,
  6-1-25, market value $638,426)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $619,830)                                                       619,830
                                                                                                         ------------
TOTAL INVESTMENTS (99.6%) (IDENTIFIED COST $66,456,467)(1)                                                 62,406,569

TOTAL OTHER ASSETS LESS LIABILITIES (0.4%)                                                                    264,875
                                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                                $ 62,671,444
                                                                                                         ============

--------------------------------------------------------------------------------
  * Non-income producing security.
(1) See Note 6 for important tax information.
    Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                   accessor 21

                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (91.6%)
Finance-Banking (1.1%)
  Western Financial                                     9.625%         05/15/2012     $    500,000      $     540,000
                                                                                                         ------------
                                                                                                              540,000
Finance-Broker Related (Brokerage) (1.0%)
  E*Trade Group                                         6.000%         02/01/2007          500,000            485,000
                                                                                                         ------------
                                                                                                              485,000
Finance-Other (4.9%)
  AmeriCredit                                           9.875%         04/15/2006          500,000            490,000
  Dollar Financial Group                               10.875%         11/15/2006          500,000            465,000
  Fairfax Financial Holdings                            7.375%         04/15/2018          500,000            437,500
  Thornburg Mortgage(1)                                 8.000%         05/15/2013          500,000            510,000
  Ucar Finance                                         10.250%         02/15/2012          500,000            490,000
                                                                                                         ------------
                                                                                                            2,392,500
Industrial-Automotive (2.6%)
  Dura Operating                                        9.000%         05/01/2009          500,000            460,000
  Goodyear Tire & Rubber                                6.375%         03/15/2008          500,000            365,000
  Hawk(3)                                              12.000%         12/01/2006              661                661
  Tenneco Automotive                                   11.625%         10/15/2009          500,000            442,500
                                                                                                         ------------
                                                                                                            1,268,161
Industrial-Basic (6.1%)
  Georgia-Pacific                                       7.700%         06/15/2015          500,000            481,250
  IMC Global                                            6.875%         07/15/2007          500,000            450,000
  Longview Fibre                                       10.000%         01/15/2009          500,000            555,000
  Lyondell Chemical                                     9.625%         05/01/2007          500,000            490,000
  Polyone                                               8.875%         05/01/2012          500,000            445,000
  Potlatch                                             10.000%         07/15/2011          500,000            555,000
                                                                                                         ------------
                                                                                                            2,976,250
Industrial-Capital Goods (7.1%)
  Allied Waste                                         10.000%         08/01/2009          500,000            531,250
  Columbus McKinnon                                     8.500%         04/01/2008          500,000            372,500
  Flextronics International(1)                          6.500%         05/15/2013          500,000            481,250
  Jarden                                                9.750%         05/01/2012          500,000            535,000
  Kappa Beheer                                         10.625%         07/15/2009          500,000            535,625
  Key Components                                       10.500%         06/01/2008          500,000            507,500
  Radnor Holdings(1)                                   11.000%         03/15/2010          500,000            513,750
                                                                                                         ------------
                                                                                                            3,476,875
Industrial-Energy (7.0%)
  Geophysique                                          10.625%         11/15/2007          500,000            512,500
  Comstock Resources                                   11.250%         05/01/2007          500,000            545,000
  Dynegy Holdings                                       6.875%         04/01/2011          500,000            420,000
  El Paso                                               7.375%         12/15/2012          500,000            447,500
  Parker Drilling                                       5.500%         08/01/2004          500,000            499,375
  Plains Exploration & Production                       8.750%         07/01/2012          500,000            535,000
  Williams                                              7.125%         09/01/2011          500,000            487,500
                                                                                                         ------------
                                                                                                            3,446,875
Industrial-Entertainment (6.2%)
  AMC Entertainment                                     9.500%         02/01/2011          500,000            517,500
  Intrawest                                             9.750%         08/15/2008          500,000            521,875
  Regal Cinemas                                         9.375%         02/01/2012          500,000            551,250
  Royal Caribbean Cruises                               7.250%         03/15/2018          500,000            451,250
  Six Flags                                             8.875%         02/01/2010          500,000            480,000

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 22

                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Industrial-Entertainment - continued
  Station Casinos                                       8.875%         12/01/2008     $    500,000      $     525,000
                                                                                                         ------------
                                                                                                            3,046,875
Industrial-Gaming (3.4%)
  Herbst Gaming                                        10.750%         09/01/2008          500,000            551,250
  Park Place Entertainment                              7.875%         03/15/2010          500,000            537,500
  Venetian Casino Resort                               11.000%         06/15/2010          500,000            563,750
                                                                                                         ------------
                                                                                                            1,652,500
Industrial-Health Care (8.3%)
  Aaipharma                                            11.000%         04/01/2010          500,000            550,000
  Amerisourcebergen                                     7.250%         11/15/2012          500,000            542,500
  Athena Neurosciences Finance                          7.250%         02/21/2008          500,000            420,625
  Fisher Scientific(1)                                  8.125%         05/01/2012          500,000            535,000
  InSight Health Services                               9.875%         11/01/2011          500,000            525,000
  Service Corporation International                     6.500%         03/15/2008          500,000            488,750
  Triad Hospitals                                       8.750%         05/01/2009          500,000            531,875
  Universal Hospital Services                          10.250%         03/01/2008          500,000            515,000
                                                                                                         ------------
                                                                                                            4,108,750
Industrial-Media Cable (3.8%)
  Charter Communications Holdings(2)                    0.000%         05/15/2011          500,000            252,500
  Insight Midwest                                       9.750%         10/01/2009          500,000            528,750
  Mediacom Broadband                                   11.000%         07/15/2013          500,000            556,250
  Rogers Communications                                 8.875%         07/15/2007          500,000            515,000
                                                                                                         ------------
                                                                                                            1,852,500
Industrial-Media-Non-Cable (7.7%)
  American Media Operation                             10.250%         05/01/2009          500,000            540,000
  Enrtravision Communication                            8.125%         03/15/2009          500,000            520,000
  Hollinger International Publishing                    9.000%         12/15/2010          500,000            535,000
  PanAmSat                                              8.500%         02/01/2012          500,000            541,250
  RH Donnelley Financial(1)                            10.875%         12/15/2012          500,000            582,500
  Sinclair Broadcast                                    8.000%         03/15/2012          500,000            533,750
  Spanish Broadcasting Systems                          9.625%         11/01/2009          500,000            531,250
                                                                                                         ------------
                                                                                                            3,783,750
Industrial-Other (2.0%)
  Packaged Ice                                          9.750%         02/01/2005          500,000            505,000
  Xerox                                                 7.625%         06/15/2013          500,000            500,625
                                                                                                         ------------
                                                                                                            1,005,625
Industrial-Other Consumer Cyclicals (5.1%)
  D R Horton                                            8.500%         04/15/2012          500,000            562,500
  HMH Properties                                        7.875%         08/01/2008          500,000            507,500
  John Q Hammons Hotels                                 8.875%         05/15/2012          500,000            525,000
  Levi Strauss                                          7.000%         11/01/2006          500,000            403,750
  Tropical Sportswear                                  11.000%         06/15/2008          500,000            515,000
                                                                                                         ------------
                                                                                                            2,513,750
Industrial-Other Consumer Non-Cyclicals (6.6%)
  American Seafood Group                               10.125%         04/15/2010          500,000            567,500
  Chiquita Brands                                      10.560%         03/15/2009          500,000            542,500
  Del Monte                                             9.250%         05/15/2011          500,000            535,000
  Delhaize America                                      9.000%         04/15/2031          500,000            550,000
  Icon Health & Fitness                                11.250%         04/01/2012          500,000            532,500
  Tom's Food                                           10.500%         11/01/2004          500,000            487,500
                                                                                                         ------------
                                                                                                            3,215,000

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 23

                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Industrial-Retailers (1.6%)
  CSK Auto                                             11.000%         11/01/2006     $    500,000      $     523,750
  National Vison                                       12.000%         03/30/2009          463,600            252,082
                                                                                                         ------------
                                                                                                              775,832
Industrial-Services (8.5%)
  Carrols                                               9.500%         12/01/2008          500,000            486,250
  Coinmach                                              9.000%         02/01/2010          500,000            535,000
  Comforce Operating                                   12.000%         12/01/2007          500,000            240,000
  IESI                                                 10.250%         06/15/2012          500,000            530,000
  Iron Mountain                                         6.625%         01/01/2016          500,000            492,500
  Muzak                                                 9.875%         03/15/2009          500,000            475,000
  Perkins Family Restaurants                           10.125%         12/15/2007          500,000            477,500
  Sbarro                                               11.000%         09/15/2009          500,000            427,500
  United Rentals(1)                                    10.750%         04/15/2008          500,000            546,250
                                                                                                         ------------
                                                                                                            4,210,000
Industrial-Telecommunications (5.1%)
  Level 3 Communications(2)                             0.000%         03/15/2010          500,000            392,500
  Nextel Communications(2)                              0.000%         02/15/2008          500,000            522,500
  Qwest Capital Funding                                 7.250%         02/15/2011          500,000            410,000
  Time Warner Telecom                                   9.750%         07/15/2008          500,000            482,500
  Crown Castle International(2)                         0.000%         05/15/2011          500,000            477,500
  US Unwired(2)                                         0.000%         11/01/2009          500,000            205,000
                                                                                                         ------------
                                                                                                            2,490,000
Utilities (3.5%)
  Amerigas Partners                                     8.875%         05/20/2011          500,000            545,000
  Calpine                                               8.500%         02/15/2011          500,000            375,000
  Southern Energy(1)                                    7.900%         07/15/2009          500,000            265,000
  Western Gas Resources                                10.000%         06/15/2009          500,000            545,000
                                                                                                         ------------
                                                                                                            1,730,000

TOTAL CORPORATE BONDS (IDENTIFIED COST $43,444,792)                                                        44,970,243
                                                                                                         ------------


CONVERTIBLE PREFERRED STOCK (2.1%)                                                        SHARES
  CSC Holdings                                                                               5,000            515,000
  Dobson Communications                                                                      5,000            497,500
                                                                                                         ------------
TOTAL CONVERTIBLE PREFERRED STOCK (IDENTIFIED COST $907,500)                                                1,012,500
                                                                                                         ------------


                                                      INTEREST          MATURITY       PRINCIPAL
SHORT-TERM INVESTMENTS (2.5%)                           RATE              DATE           AMOUNT
  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003     $  1,217,039      $   1,217,039
  DATED 6/30/03 (Repurchase value $1,217,073                                                            -------------
  collateralized by $1,207,700 FNMA Pool # 681309
  2-1-18, market value $1,253,551)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,217,039)                                                   1,217,039
                                                                                                         ------------

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 24

                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (96.2%) (IDENTIFIED COST $45,569,331)(4)                                             $   47,199,782

TOTAL OTHER ASSETS LESS LIABILITIES (3.8%)                                                                  1,873,899
                                                                                                       --------------
TOTAL NET ASSETS (100.0%)                                                                              $   49,073,681
                                                                                                       ==============

























--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  Security represents a step bond. Rate disclosed is as of June 30, 2003.
(3)  Represents a payment in kind security.
(4)  See Note 6 for important tax information.
     Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 25

                         INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

  Collateralized Mortgage Securities Corp 1988 (I-3)    9.450%         02/01/2017     $     90,327     $       97,727
                                                                                                       --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $92,446)                                            97,727
                                                                                                       --------------

CORPORATE BONDS (56.9%)

Finance-Banking (16.0%)
  ABN Amro Bank                                         7.300%         12/01/2026          250,000            272,079
  Bank of America                                       4.750%         10/15/2006          150,000            161,690
  Bank of New York(4)                                   0.000%         03/30/2028        2,000,000            326,064
  Bankamerica                                           7.125%         03/01/2009          500,000            596,237
  Colonial Bank                                         9.375%         06/01/2011          250,000            286,003
  Comerica Bank                                         7.250%         06/15/2007          500,000            578,130
  Crestar Financial                                     6.500%         01/15/2008          200,000            227,417
  Greenpoint Bank                                       9.250%         10/01/2010        1,000,000          1,270,064
  Huntington National Bank                              8.000%         04/01/2010          400,000            496,151
  Nationsbank                                           8.570%         11/15/2024        1,000,000          1,385,021
  Regions Financial                                     7.750%         09/15/2024          800,000          1,008,652
  Southtrust Bank                                       7.690%         05/15/2025          150,000            185,573
  Standard Federal Bancorp                              7.750%         07/17/2006          600,000            698,949
                                                                                                       --------------
                                                                                                            7,492,030
Finance-Broker Related (Brokerage) (0.2%)
  Goldman Sachs Group(1)                                6.500%         02/25/2009          100,000            116,316
                                                                                                       --------------
                                                                                                              116,316
Finance - Other (17.8%)
  Boeing Capital                                        5.650%         05/15/2006          400,000            432,270
  Countrywide Funding                                   6.875%         09/15/2005          400,000            440,115
  John Deere Capital                                    8.625%         08/01/2019          500,000            532,427
  Ford Motor Credit                                     7.250%         10/25/2011          400,000            411,229
  General Electric Capital                              8.650%         05/15/2009          375,000            477,452
  General Electric Capital                              5.875%         02/15/2012        1,000,000          1,118,609
  General Electric Capital                              4.250%         01/15/2008          500,000            529,609
  Household Finance                                     7.875%         03/01/2007          200,000            235,724
  Household Finance                                     6.375%         08/01/2010          145,000            163,139
  Household Finance                                     7.625%         11/15/2005          200,000            221,969
  HSBC Bank(3)                                          1.564%         09/29/2049          200,000            141,074
  International Lease Finance                           5.800%         08/15/2007        1,000,000          1,078,208
  JPM Capital Trust                                     7.540%         01/15/2027          400,000            446,296
  Lehman Brothers                                       7.500%         08/01/2026          500,000            609,759
  National Rural Utlilities                             6.000%         05/15/2006          225,000            249,897
  Ohio National Financial Services(1)                   7.000%         07/15/2011          700,000            777,883
  Synovus Financial                                     7.250%         12/15/2005          500,000            562,855
                                                                                                       --------------
                                                                                                            8,428,515
Industrial-Automotive (1.0%)
  General Motors                                        8.100%         06/15/2024          500,000            485,287
                                                                                                       --------------
                                                                                                              485,287
Industrial-Basic (0.6%)
  Northern Natural Gas(1)                               6.750%         09/15/2008          250,000            292,614
                                                                                                       --------------
                                                                                                              292,614
Industrial-Capital Goods (4.2%)
  Deere                                                 8.950%         06/15/2019          500,000            636,327

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 26

                         INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Industrial-Capital Goods - continued
  General Electric                                      5.000%         02/01/2013     $    500,000     $      528,128
  Thermo Electron                                       3.250%         11/01/2007          300,000            289,125
  Westvaco                                              6.850%         11/15/2004          500,000            529,844
                                                                                                       --------------
                                                                                                            1,983,424
Industrial-Energy (1.8%)
  EOG Resources                                         6.500%         12/01/2007          250,000            279,727
  Ocean Energy                                          7.625%         07/01/2005          500,000            555,854
                                                                                                       --------------
                                                                                                              835,581
Industrial-Other Consumer Non-Cyclicals (1.2%)
  Johnson & Johnson                                     8.720%         11/01/2024          300,000            340,027
  Sara Lee                                              3.875%         06/15/2013          250,000            242,844
                                                                                                       --------------
                                                                                                              582,871
Industrial-Services (0.5%)
  First Data                                            6.375%         12/15/2007          225,000            257,822
                                                                                                       --------------
                                                                                                              257,822
Industrial-Technology (1.1%)
  Applied Materials                                     7.125%         10/15/2017          300,000            363,460
  Dell Computer                                         7.100%         04/15/2028          113,000            138,884
                                                                                                       --------------
                                                                                                              502,344
Industrial-Telecommunications-Wired (6.2%)
  AT&T                                                  8.350%         01/15/2025          250,000            266,963
  Bellsouth Telecommunications                          6.300%         12/15/2015          379,485            416,157
  Central Telephone                                     7.040%         09/21/2007          200,000            227,377
  GTE California                                        8.070%         04/15/2024          375,000            405,141
  GTE Hawaiian Telephone                                7.375%         09/01/2006          500,000            573,473
  GTE                                                   8.750%         11/01/2021          800,000          1,053,526
                                                                                                       --------------
                                                                                                            2,942,637
Utilities (6.3%)
  Allete                                                7.800%         02/15/2008        1,000,000          1,110,974
  Arizona Public Service                                6.750%         11/15/2006        1,000,000          1,128,507
  Pacific Gas & Electric                                8.250%         11/01/2022          500,000            515,625
  Public Service Electric & Gas                         6.750%         03/01/2006          200,000            224,543
                                                                                                       --------------
                                                                                                            2,979,649

TOTAL CORPORATE BONDS (IDENTIFIED COST $25,210,119)                                                        26,899,090
                                                                                                       --------------


U.S. GOVERNMENT AND AGENCY SECURITIES (40.1%)

Federal Agricultural Mortgage Corporation (FAMC) (2.4%)
  FAMC                                                  5.900%         03/03/2009        1,000,000          1,156,973
                                                                                                       --------------
                                                                                                            1,156,973
Federal Farm Credit Corporation (FFCC) (0.8%)
  FFCC                                                  6.320%         10/12/2010          325,000            383,435
                                                                                                       --------------
                                                                                                              383,435
Federal Home Loan Bank (FHLB) (8.1%)
  FHLB(2)                                               4.500%         04/19/2007          500,000            511,317
  FHLB                                                  5.250%         02/13/2009        1,925,000          2,160,725
  FHLB                                                  6.045%         05/12/2014        1,000,000          1,172,411
                                                                                                       --------------
                                                                                                            3,844,453
Federal Home Loan Mortgage Corp (FHLMC) (12.6%)
  FHLMC                                                 5.900%         02/14/2006          100,000            110,689
  FHLMC                                                 6.980%         01/22/2007           75,000             77,334

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 27

                         INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation (FHLMC) - continued
  FHLMC                                                 5.875%         03/21/2011     $    500,000     $      562,435
  FHLMC                                                 6.375%         08/01/2011        1,500,000          1,666,966
  FHLMC                                                 5.000%         02/04/2013        1,100,000          1,150,242
  FHLMC(4)                                              0.000%         07/15/2014        1,000,000            612,897
  FHLMC                                                 7.300%         12/08/2014          500,000            580,253
  FHLMC                                                 6.250%         07/15/2032        1,000,000          1,176,625
                                                                                                       --------------
                                                                                                            5,937,441
Federal National Mortgage Association (FNMA) (15.1%)
  FNMA                                                  4.750%         01/02/2007          750,000            809,825
  FNMA(2)                                               0.000%         07/19/2011        1,000,000            972,240
  FNMA                                                  6.000%         01/18/2012        1,000,000          1,062,644
  FNMA                                                  5.250%         08/01/2012        2,550,000          2,755,861
  FNMA                                                  6.875%         09/24/2012          500,000            583,568
  FNMA                                                  6.200%         06/13/2017          550,000            613,908
  FNMA                                                  6.625%         11/15/2030          240,000            294,895
                                                                                                       --------------
                                                                                                            7,092,941
USA Education (SLMA) (1.1%)
  SLMA(4)                                               0.000%         05/15/2014        1,130,000            543,085
                                                                                                       --------------
                                                                                                              543,085

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $17,879,242)                                  18,958,328
                                                                                                       --------------


MUNICIPAL SECURITIES (0.4%)

  Fort Walton Defense Housing(4)                        0.000%         10/15/2009          250,000            197,462
                                                                                                       --------------
TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST $189,715)                                                         197,462
                                                                                                       --------------


SHORT-TERM INVESTMENTS (0.4%)

  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003          211,774            211,774
  DATED 06/30/03 (Repurchase value $211,780                                                            --------------
  collateralized by $212,459 FARM Pool # 105527,
  11-1-18, market value $218,127)


TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $211,774)                                                       211,774
                                                                                                       --------------


TOTAL INVESTMENTS (98.1%) (IDENTIFIED COST $43,583,296)(5)                                                 46,364,381

TOTAL OTHER ASSETS LESS LIABILITIES (1.9%)                                                                    882,005
                                                                                                       --------------
TOTAL NET ASSETS (100.0%)                                                                              $   47,246,386
                                                                                                       ==============

--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  Security represents a step bond. Rate disclosed as of June 30, 2003.
(3) Represents a variable or increasing rate security. Rate disclosed is the current rate.
(4)  Security represents a zero coupon bond.
(5)  See Note 6 for important tax information.
     Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 28

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (37.6%)

Finance-Banking (10.8%)
  ABN AMRO Bank                                         8.250%         08/01/2009     $    500,000     $      529,804
  Bank of America                                       4.750%         10/15/2006          100,000            107,794
  Bank of America                                       4.700%         03/15/2007          500,000            522,762
  Bank of New York(4)                                   0.000%         03/30/2028        2,000,000            326,064
  Bayerische Landesbank                                 5.875%         12/01/2008          500,000            565,292
  Citigroup                                             6.750%         12/01/2005        1,000,000          1,114,949
  Comerica Bank                                         7.250%         06/15/2007          150,000            173,439
  Comm Credit                                           6.500%         06/01/2005        1,000,000          1,087,712
  Crestar Financial                                     6.500%         01/15/2008          200,000            227,417
  First Bank(3)                                         7.300%         08/15/2005          500,000            555,872
  Household Finance                                     7.875%         03/01/2007          200,000            235,724
  Wells Fargo Company                                   6.750%         06/15/2007        1,000,000          1,147,406
  Star Bank                                             6.625%         12/15/2006          320,000            361,655
  Washington Mutual                                     7.500%         08/15/2006          500,000            578,609
                                                                                                       --------------
                                                                                                            7,534,499
Finance-Broker Related (Brokerage) (1.3%)
  Salomon                                               7.125%         10/01/2006          800,000            914,414
                                                                                                       --------------
                                                                                                              914,414
Finance-Other (9.7%)
  Associates Corporation                                7.750%         02/15/2005          200,000            218,817
  Boeing Capital                                        5.650%         05/15/2006          250,000            270,169
  Countrywide Funding                                   6.875%         09/15/2005          400,000            440,115
  Countrywide Funding                                   5.250%         06/15/2004          500,000            518,384
  Ford Motor Credit                                     7.500%         03/15/2005        1,000,000          1,062,667
  Ford Motor Credit                                     7.600%         08/01/2005          750,000            805,266
  General Electric Capital                              4.250%         01/15/2008          500,000            529,609
  Household Finance                                     7.650%         05/15/2007          775,000            891,860
  Household Finance                                     7.625%         11/15/2005          600,000            665,909
  John Deere Capital                                    6.000%         02/15/2009          200,000            223,890
  Ohio National Financial Services(1)                   7.000%         07/15/2011          200,000            222,252
  Pitney Bowes Credit                                   5.750%         08/15/2008          500,000            564,282
  Synovus Financial                                     7.250%         12/15/2005          300,000            337,713
                                                                                                       --------------
                                                                                                            6,750,933
Industrial-Automotive (1.1%)
  Daimler Chrysler                                      5.550%         08/15/2006          200,000            214,265
  Daimler Chrysler                                      6.100%         10/15/2006          500,000            543,953
                                                                                                       --------------
                                                                                                              758,218
Industrial-Basic (0.6%)
  Air Products & Chemicals Inc                          7.375%         05/01/2005          100,000            108,820
  Northern Natural Gas(1)                               6.750%         09/15/2008          250,000            292,614
                                                                                                       --------------
                                                                                                              401,434
Industrial-Capital Goods (0.8%)
  PPG Industries Inc                                    6.500%         11/01/2007           75,000             84,215
  Thermo Electron                                       3.250%         11/01/2007          500,000            481,875
                                                                                                       --------------
                                                                                                              566,090
Industrial-Energy (2.4%)
  Chevron Trust Fund                                    8.110%         12/01/2004          251,840            268,225
  EOG Resources                                         6.500%         09/15/2004          175,000            184,778
  Ocean Energy                                          7.625%         07/01/2005          845,000            939,393
  ConocoPhillips                                        7.200%         11/01/2023          300,000            315,464
                                                                                                       --------------
                                                                                                            1,707,860

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 29

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Industrial-Other (0.8%)
  Rockwell International                                6.625%         06/01/2005     $    500,000     $      538,625
                                                                                                       --------------
                                                                                                              538,625
Industrial-Other Consumer Non-Cyclicals (1.7%)
  Johnson & Johnson                                     8.720%         11/01/2024          600,000            680,054
  Sara Lee                                              2.750%         06/15/2008          500,000            495,470
                                                                                                       --------------
                                                                                                            1,175,524
Industrial-Retailers (0.8%)
  Kohl's                                                6.700%         02/01/2006          500,000            559,177
                                                                                                       --------------
                                                                                                              559,177
Industrial-Technology (0.6%)
  Reynolds & Reynolds                                   7.000%         12/15/2006          375,000            416,800
                                                                                                       --------------
                                                                                                              416,800
Industrial-Telecommunications-Wired (1.5%)
  AT&T                                                  8.350%         01/15/2025          500,000            533,925
  Central Telephone                                     7.040%         09/21/2007          200,000            227,377
  Southwestern Bell                                     7.250%         07/15/2025          250,000            257,674
                                                                                                       --------------
                                                                                                            1,018,976
Utilities (5.5%)
  Calenergy                                             7.520%         09/15/2008          105,000            125,314
  Monongahela Power                                     5.000%         10/01/2006          650,000            645,938
  Public Service Electric & Gas                         6.750%         03/01/2006          100,000            112,272
  Soyland Power Coop                                    8.670%         09/15/2018        2,600,000          2,937,141
                                                                                                       --------------
                                                                                                            3,820,665


TOTAL CORPORATE BONDS (IDENTIFIED COST $25,337,169)                                                        26,163,215
                                                                                                       --------------

U.S. GOVERNMENT AND AGENCY SECURITIES (58.8%)

U.S. Treasury Notes (13.8%)
  United States Treasury Notes                          5.875%         11/15/2004          350,000            372,490
  United States Treasury Notes                          6.500%         05/15/2005        2,750,000          3,015,977
  United States Treasury Notes                          6.750%         05/15/2005          450,000            495,580
  United States Treasury Notes                          6.500%         08/15/2005        1,000,000          1,108,047
  United States Treasury Notes                          5.750%         11/15/2005        1,600,000          1,760,938
  United States Treasury Notes                          5.875%         11/15/2005        1,900,000          2,096,606
  United States Treasury Notes                          2.625%         05/15/2008          750,000            756,856
                                                                                                       --------------
                                                                                                            9,606,494
Federal Farm Credit Corporation (FFCC) (1.1%)
  FFCB                                                  4.750%         05/06/2013          750,000            777,102
                                                                                                       --------------
                                                                                                              777,102
Federal Home Loan Bank (FHLB) (15.7%)
  FHLB(3)                                               7.520%         08/26/2005          500,000            538,531
  FHLB                                                  5.850%         02/06/2006          500,000            514,671
  FHLB                                                  2.375%         02/15/2006        4,000,000          4,069,700
  FHLB                                                  4.875%         05/15/2007          830,000            910,115
  FHLB                                                  7.325%         05/30/2007          250,000            296,988
  FHLB                                                  6.200%         10/10/2007          200,000            230,588
  FHLB(2)                                               2.500%         05/28/2008          500,000            501,017
  FHLB                                                  5.900%         08/12/2008        1,525,000          1,608,864
  FHLB                                                  7.575%         02/08/2010        2,000,000          2,182,594
  FHLB                                                  6.300%         06/21/2011           75,000             83,516
                                                                                                       --------------
                                                                                                           10,936,584

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 30

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) (11.5%)
  FHLMC                                                 8.500%         08/01/2006     $        523     $          560
  FHLMC                                                 4.000%         09/12/2007          400,000            416,574
  FHLMC                                                 7.500%         01/01/2008           11,058             11,800
  FHLMC                                                 5.875%         03/21/2011          300,000            337,461
  FHLMC                                                 6.375%         08/01/2011        3,500,000          3,889,588
  FHLMC                                                 5.210%         09/27/2012          175,000            182,093
  FHLMC                                                 5.000%         02/04/2013        2,500,000          2,614,187
  FHLMC                                                 7.300%         12/08/2014          500,000            580,253
                                                                                                       --------------
                                                                                                            8,032,516
Federal National Mortgage Association (FNMA) (16.7%)
  FNMA                                                  5.010%         02/14/2007          500,000            526,394
  FNMA                                                  5.000%         03/21/2007          400,000            421,848
  FNMA                                                  5.350%         04/12/2007        1,000,000          1,061,846
  FNMA                                                  4.900%         06/13/2007        1,000,000          1,057,309
  FNMA                                                  7.000%         11/01/2007            4,888              5,165
  FNMA                                                  4.000%         11/14/2007          500,000            504,728
  FNMA                                                  3.600%         04/30/2008        2,000,000          2,038,841
  FNMA                                                  7.000%         12/01/2008           34,641             36,908
  FNMA                                                  6.375%         06/28/2011          500,000            523,702
  FNMA                                                  5.500%         10/18/2011          600,000            628,104
  FNMA                                                  5.500%         07/18/2012        3,550,000          3,752,624
  FNMA                                                  6.200%         06/13/2017        1,000,000          1,116,196
                                                                                                       --------------
                                                                                                           11,673,665


TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $39,914,805)                                  41,026,361
                                                                                                       --------------

SHORT-TERM INVESTMENTS (0.8%)
  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003     $    553,730     $      553,730
  DATED 06/30/03 (Repurchase value $553,745,                                                           --------------
  collateralized by $540,234 FNMA Pool # 441197,
  1-1-19, market value $570,342)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $553,730)                                                       553,730
                                                                                                       --------------

TOTAL INVESTMENTS (97.2%) (IDENTIFIED COST $65,805,704)(5)                                                 67,743,306

TOTAL OTHER ASSETS LESS LIABILITES (2.8%)                                                                   1,976,072
                                                                                                       --------------
TOTAL NET ASSETS (100.0%)                                                                              $   69,719,378
                                                                                                       ==============


--------------------------------------------------------------------------------
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)  Security represents a step bond. Rate disclosed as of June 30, 2003.
(3) Represents a variable or increasing rate security. Rate disclosed is the current rate.
(4)  Security represents a zero coupon bond.
(5)  See Note 6 for important tax information.
     Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 31

                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.3%)

  TMS SBA Loan Trust (1999 1-A)(2)                      2.050%         07/15/2025     $    600,237     $      582,230
                                                                                                       --------------
TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $600,186)                                                      582,230
                                                                                                       --------------

PROJECT LOANS (0.3%)

  Merrill Lynch 42                                      7.430%         09/01/2022          406,633            445,019
                                                                                                       --------------

TOTAL PROJECT LOANS (IDENTIFIED COST $415,858)                                                                445,019
                                                                                                       --------------

COLLATERALIZED MORTGAGE OBLIGATIONS (5.9%)

  Bank of America Alternative Loan Trust (2003-2 CB1)   5.750%         04/25/2033        1,066,806          1,118,231
  Countrywide Alternative Loan Trust (2001-6 2A1)       7.000%         07/25/2031          323,188            329,869
  Fannie Mae Grantor Trust (2002-T4 A2)                 5.000%         05/25/2018        1,600,140          1,605,363
  GMAC  Commercial Mortgage Securities (1998-C2 X)(1,2) 0.595%         05/15/2035        3,977,802            119,485
  GS Mortgage Securities (1999-3 A)(3)                  8.000%         08/19/2029          734,273            812,369
  GS Mortgage Securities Corp                           6.500%         09/25/2032        1,122,890          1,153,641
  Master Asset Loan Trust (2003-6 7A1)                  5.000%         08/25/2018        1,500,000          1,534,695
  Master Asset Securitization Trust                     5.000%         06/25/2018        1,585,921          1,656,651
  Residential Funding Mortgage Securities               6.500%         04/25/2013          121,895            122,132
  Residential Accredit Loans Incorporated (2003-QS4 A6) 6.000%         03/25/2033          755,940             91,084
  Washington Mutual (2001-S10 2A1)                      6.000%         10/25/2016          740,563            754,796
  Wachovia Asset Securitization (2002-1 2A1)            6.250%         10/25/2033        1,075,672          1,100,052
                                                                                                       --------------
                                                                                                           10,400,368

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $10,408,378)                                    10,400,368
                                                                                                       --------------

U.S. GOVERNMENT AND AGENCY BONDS (67.5%)

U.S. Government Bonds (1.3%)
  U.S. Treasury Strip                                   0.000%         11/15/2021        3,000,000          1,223,913
  U.S. Treasury Bonds                                   6.500%         11/15/2026           80,000            101,491
  U.S. Treasury Notes                                   3.625%         05/15/2013        1,010,000          1,017,890
                                                                                                       --------------
                                                                                                            2,343,294
Federal Home Loan Mortgage Corp (FHLMC) (11.9%)
  FHLMC                                                 6.500%         08/01/2010           69,724             73,492
  FHLMC                                                 6.500%         09/01/2010           70,659             74,477
  FHLMC                                                 6.500%         10/01/2010          178,629            188,281
  FHLMC                                                 6.500%         11/01/2010           73,407             77,374
  FHLMC                                                 6.500%         01/01/2011          102,579            108,121
  FHLMC                                                 6.500%         02/01/2011          107,891            113,721
  FHLMC                                                 6.500%         04/01/2011          202,642            213,530
  FHLMC                                                 6.000%         08/01/2012          256,293            267,220
  FHLMC                                                 6.000%         09/01/2012           32,813             34,212
  FHLMC                                                 6.000%         12/01/2012           76,249             79,500
  FHLMC                                                 6.500%         12/01/2012          661,471            696,107
  FHLMC                                                 6.000%         01/01/2013           18,882             19,687
  FHLMC                                                 6.000%         02/01/2013           46,934             48,923
  FHLMC                                                 6.500%         02/01/2013           44,547             46,879

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 32

                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) - continued
  FHLMC                                                 6.000%         03/01/2013     $    185,259     $      193,157
  FHLMC                                                 6.000%         04/01/2013          191,434            199,546
  FHLMC                                                 6.500%         04/01/2013            5,291              5,562
  FHLMC                                                 6.500%         05/01/2013          130,084            136,896
  FHLMC                                                 6.000%         08/01/2013          297,917            310,540
  FHLMC                                                 6.000%         09/01/2013          289,757            302,035
  FHLMC                                                 5.500%         11/01/2013           22,893             23,862
  FHLMC                                                 5.500%         12/01/2013          159,533            170,802
  FHLMC                                                 6.500%         01/01/2014          173,836            182,730
  FHLMC                                                 5.500%         02/01/2014           16,026             16,705
  FHLMC                                                 5.500%         03/01/2014          533,758            555,495
  FHLMC                                                 5.500%         04/01/2014           16,491             17,163
  FHLMC                                                 5.500%         05/01/2014           27,426             28,543
  FHLMC                                                 6.000%         05/01/2014          373,169            388,717
  FHLMC                                                 6.000%         07/01/2014           41,498             43,227
  FHLMC                                                 7.500%         09/01/2014           99,265            105,913
  FHLMC                                                 7.000%         06/01/2015           20,123             21,376
  FHLMC                                                 7.500%         07/01/2015            6,124              6,533
  FHLMC                                                 6.500%         05/01/2016          242,547            254,757
  FHLMC                                                 6.000%         06/01/2016           66,580             69,244
  FHLMC                                                 6.500%         07/01/2016        1,416,488          1,487,797
  FHLMC                                                 6.500%         02/01/2017           41,154             43,224
  FHLMC                                                 6.000%         06/01/2017          357,995            372,290
  FHLMC                                                 5.500%         08/01/2017          800,838            830,618
  FHLMC                                                 6.000%         08/01/2017          701,493            729,503
  FHLMC                                                 5.500%         09/01/2017           58,435             60,608
  FHLMC                                                 6.000%         09/01/2017           26,514             27,572
  FHLMC                                                 6.500%         04/01/2018          181,379            189,980
  FHLMC                                                 9.000%         09/01/2018           71,849             78,144
  FHLMC                                                 7.000%         06/01/2024            8,529              8,984
  FHLMC                                                 8.000%         07/01/2024          205,934            222,950
  FHLMC                                                 8.000%         08/01/2024           35,701             38,650
  FHLMC                                                 8.000%         06/01/2025              864                938
  FHLMC                                                 8.000%         07/01/2025          167,513            181,534
  FHLMC                                                 8.000%         09/01/2025            1,829              1,979
  FHLMC                                                 8.000%         11/01/2025            4,929              5,331
  FHLMC                                                 8.000%         12/01/2025           31,617             34,263
  FHLMC                                                 8.000%         01/01/2026            2,616              2,830
  FHLMC                                                 7.000%         05/01/2026           46,321             48,794
  FHLMC                                                 8.000%         06/01/2026           50,943             55,025
  FHLMC                                                 7.000%         09/01/2027            4,197              4,410
  FHLMC                                                 6.500%         11/01/2028          257,802            268,628
  FHLMC                                                 6.000%         02/01/2029          132,277            137,334
  FHLMC(4)                                              6.500%         04/01/2029          862,579            898,759
  FHLMC                                                 7.000%         04/01/2029           31,221             32,749
  FHLMC                                                 6.500%         05/01/2029          118,596            123,539
  FHLMC                                                 6.500%         07/01/2029           63,910             66,574
  FHLMC                                                 7.000%         07/01/2029          235,209            246,716
  FHLMC                                                 7.000%         10/01/2029          357,159            374,632
  FHLMC                                                 7.000%         11/01/2029          189,518            198,790
  FHLMC                                                 7.000%         12/01/2029           16,314             17,112
  FHLMC                                                 6.500%         01/01/2030          168,567            175,594

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 33

                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp (FHLMC) - continued
  FHLMC                                                 7.000%         01/01/2030     $    221,437     $      232,270
  FHLMC                                                 6.500%         02/01/2030          105,464            109,861
  FHLMC                                                 7.000%         04/01/2030            2,998              3,143
  FHLMC                                                 7.000%         09/01/2030          114,692            120,268
  FHLMC                                                 7.000%         10/01/2030           47,270             49,568
  FHLMC                                                 7.500%         10/01/2030            2,752              2,925
  FHLMC                                                 7.000%         11/01/2030          125,669            131,778
  FHLMC                                                 6.500%         03/01/2031           28,888             30,062
  FHLMC                                                 6.500%         05/01/2031           21,221             22,083
  FHLMC                                                 7.000%         05/01/2031          212,145            222,410
  FHLMC                                                 6.500%         06/01/2031          126,665            131,809
  FHLMC                                                 7.000%         06/01/2031          142,924            149,840
  FHLMC                                                 7.000%         07/01/2031          154,907            162,403
  FHLMC                                                 7.000%         08/01/2031           12,804             13,423
  FHLMC                                                 7.000%         09/01/2031          138,093            144,775
  FHLMC                                                 7.000%         10/01/2031           14,769             15,484
  FHLMC                                                 7.000%         11/01/2031          203,266            213,102
  FHLMC                                                 6.500%         01/01/2032           67,396             70,135
  FHLMC                                                 7.000%         01/01/2032          393,694            412,743
  FHLMC                                                 7.000%         04/01/2032          662,049            694,226
  FHLMC                                                 6.000%         05/01/2032           31,059             32,204
  FHLMC                                                 7.000%         05/01/2032        2,174,830          2,280,238
  FHLMC                                                 7.000%         07/01/2032           62,527             65,554
  FHLMC                                                 6.000%         11/01/2032        3,615,587          3,748,785
                                                                                                       --------------
                                                                                                           21,099,267
Federal National Mortgage Association (FNMA) (41.4%)
  FNMA                                                  6.500%         04/01/2009           95,668            101,547
  FNMA                                                  8.000%         10/01/2009           65,917             69,753
  FNMA                                                  6.500%         02/01/2012           61,677             65,191
  FNMA                                                  6.000%         05/01/2013          222,379            232,634
  FNMA                                                  6.500%         05/01/2013            6,591              6,958
  FNMA                                                  6.000%         07/01/2013           20,374             21,313
  FNMA                                                  6.500%         07/01/2013           96,167            101,531
  FNMA                                                  6.000%         08/01/2013          151,389            158,370
  FNMA                                                  5.500%         10/01/2013        1,297,154          1,353,994
  FNMA                                                  6.000%         10/01/2013          504,355            527,793
  FNMA                                                  6.500%         10/01/2013          416,040            439,748
  FNMA                                                  6.000%         11/01/2013          122,031            127,658
  FNMA                                                  8.000%         11/01/2013          210,549            225,962
  FNMA                                                  5.500%         12/01/2013        1,575,286          1,644,314
  FNMA                                                  6.000%         12/01/2013          300,505            314,452
  FNMA                                                  6.000%         01/01/2014          206,521            216,039
  FNMA                                                  5.500%         02/01/2014          144,188            150,302
  FNMA                                                  6.000%         02/01/2014           87,275             91,271
  FNMA                                                  5.500%         03/01/2014          147,525            153,989
  FNMA                                                  6.000%         03/01/2014           91,312             95,493
  FNMA                                                  6.000%         04/01/2014           37,519             39,228
  FNMA                                                  6.000%         05/01/2014          127,530            133,343
  FNMA                                                  6.000%         06/01/2014           45,955             48,056
  FNMA                                                  5.500%         07/01/2014          245,106            255,847
  FNMA                                                  6.000%         07/01/2014           10,704             11,192
  FNMA                                                  6.000%         08/01/2014           18,496             19,339

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 34

                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
  FNMA                                                  8.000%         08/01/2014     $    235,727     $      254,060
  FNMA                                                  6.000%         11/01/2014          379,915            397,233
  FNMA                                                  6.500%         12/01/2014          400,000            422,214
  FNMA                                                  5.500%         08/01/2015          377,330            393,864
  FNMA                                                  6.500%         03/01/2016           44,869             47,345
  FNMA                                                  6.000%         04/01/2016          441,394            460,699
  FNMA                                                  6.000%         05/01/2016           53,402             55,737
  FNMA                                                  6.500%         05/01/2016          209,495            221,004
  FNMA                                                  6.000%         06/01/2016          507,351            529,540
  FNMA                                                  6.500%         06/01/2016          431,396            455,097
  FNMA                                                  6.500%         07/01/2016          230,157            242,801
  FNMA                                                  6.000%         08/01/2016          819,571            855,415
  FNMA                                                  6.500%         08/01/2016          909,302            959,258
  FNMA                                                  6.500%         09/01/2016          225,990            238,405
  FNMA                                                  6.500%         10/01/2016          275,357            290,485
  FNMA                                                  6.000%         12/01/2016        1,087,815          1,135,390
  FNMA                                                  5.500%         12/01/2016          467,189            485,380
  FNMA                                                  6.000%         01/01/2017           30,944             32,298
  FNMA                                                  6.000%         02/01/2017          109,138            113,913
  FNMA                                                  6.000%         03/01/2017        1,162,010          1,212,850
  FNMA                                                  5.500%         05/01/2017          771,689            801,635
  FNMA                                                  6.000%         05/01/2017          790,220            824,794
  FNMA                                                  6.500%         05/01/2017          504,524            532,241
  FNMA                                                  6.000%         07/01/2017          300,069            313,198
  FNMA                                                  5.500%         08/01/2017          808,322            839,690
  FNMA                                                  5.500%         09/01/2017        1,441,907          1,497,862
  FNMA                                                  6.000%         09/01/2017          251,176            262,165
  FNMA                                                  5.500%         01/01/2018          918,075            953,702
  FNMA                                                  5.500%         02/01/2018        1,477,403          1,534,731
  FNMA                                                  5.500%         03/01/2018          999,900          1,038,702
  FNMA                                                  4.500%         04/01/2018        2,124,020          2,170,549
  FNMA                                                  4.500%         05/01/2018        4,068,619          4,157,196
  FNMA                                                  6.500%         05/01/2018          381,172            400,898
  FNMA                                                  4.500%         06/01/2018          662,507            676,930
  FNMA                                                  6.000%         01/25/2022           23,566             23,543
  FNMA                                                  8.000%         05/01/2022           45,936             49,299
  FNMA                                                  7.500%         08/01/2023           57,136             61,113
  FNMA                                                  6.500%         11/01/2024          180,368            189,138
  FNMA                                                  7.000%         10/01/2025          132,828            140,334
  FNMA                                                  7.500%         02/01/2026          145,309            155,446
  FNMA                                                  7.000%         09/01/2026           81,737             86,356
  FNMA                                                  7.500%         09/01/2026          118,119            126,137
  FNMA                                                  7.000%         04/01/2027           80,147             84,594
  FNMA                                                  7.500%         05/01/2027           24,581             26,180
  FNMA                                                  7.500%         11/01/2027           42,074             44,810
  FNMA                                                  7.500%         12/01/2027          322,672            343,656
  FNMA                                                  7.500%         01/01/2028            4,779              5,100
  FNMA                                                  7.500%         02/01/2028           53,524             57,257
  FNMA                                                  7.500%         10/01/2028            6,126              6,516
  FNMA                                                  6.000%         11/01/2028        1,074,336          1,118,479
  FNMA                                                  6.000%         12/01/2028            9,556              9,949
  FNMA                                                  6.500%         03/01/2029          577,883            603,407

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 35

                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
  FNMA                                                  7.000%         03/01/2029     $     54,809     $       57,814
  FNMA                                                  6.500%         04/01/2029          189,918            198,261
  FNMA                                                  7.000%         04/01/2029          259,117            273,007
  FNMA                                                  6.500%         05/01/2029          401,275            419,027
  FNMA                                                  7.000%         05/01/2029          283,855            299,072
  FNMA                                                  6.000%         06/01/2029          219,759            228,789
  FNMA                                                  6.000%         07/01/2029          671,077            698,650
  FNMA                                                  6.500%         07/01/2029          570,902            595,983
  FNMA                                                  7.000%         07/01/2029           30,901             32,558
  FNMA                                                  6.500%         08/01/2029           18,877             19,707
  FNMA                                                  6.500%         09/01/2029          634,167            662,024
  FNMA                                                  7.500%         09/01/2029          536,249            570,000
  FNMA                                                  6.500%         11/01/2029            8,556              8,932
  FNMA                                                  7.000%         11/01/2029           81,978             86,373
  FNMA                                                  7.000%         12/01/2029           62,639             65,997
  FNMA                                                  6.500%         01/01/2030           40,122             41,885
  FNMA                                                  7.000%         01/01/2030           65,759             69,269
  FNMA                                                  6.500%         02/01/2030          157,148            163,905
  FNMA                                                  7.000%         02/01/2030          144,141            151,839
  FNMA                                                  7.000%         03/01/2030           34,351             36,185
  FNMA                                                  7.000%         10/01/2030              293                309
  FNMA                                                  7.000%         11/01/2030           12,225             12,877
  FNMA                                                  6.500%         12/01/2030            6,704              6,992
  FNMA                                                  7.000%         12/01/2030          286,740            302,048
  FNMA                                                  7.000%         01/01/2031          104,702            110,262
  FNMA                                                  6.500%         01/02/2031           79,972             83,485
  FNMA                                                  7.000%         02/01/2031          455,432            479,746
  FNMA                                                  6.500%         04/01/2031           56,286             58,697
  FNMA                                                  6.500%         05/01/2031          824,284            859,939
  FNMA                                                  7.000%         06/01/2031          510,296            537,392
  FNMA                                                  6.500%         06/01/2031          192,908            201,170
  FNMA                                                  6.500%         07/01/2031          311,503            324,844
  FNMA                                                  6.500%         08/01/2031          203,399            212,110
  FNMA                                                  6.500%         09/01/2031        1,102,189          1,149,393
  FNMA                                                  7.000%         09/01/2031          432,210            455,159
  FNMA                                                  6.500%         10/01/2031        1,233,956          1,286,802
  FNMA                                                  7.000%         10/01/2031          188,191            198,238
  FNMA                                                  6.500%         11/01/2031        1,632,386          1,702,298
  FNMA                                                  7.000%         11/01/2031           96,015            101,280
  FNMA                                                  6.500%         12/01/2031          285,695            297,931
  FNMA                                                  7.500%         12/01/2031           97,248            103,326
  FNMA                                                  7.000%         01/01/2032           96,327            101,441
  FNMA                                                  7.000%         01/25/2032          737,463            759,286
  FNMA                                                  6.000%         02/01/2032           51,815             53,869
  FNMA                                                  6.500%         02/01/2032        1,767,886          1,843,599
  FNMA                                                  7.000%         02/01/2032          273,498            288,020
  FNMA                                                  6.000%         03/01/2032          544,631            566,199
  FNMA                                                  6.500%         03/01/2032        1,770,567          1,846,399
  FNMA                                                  7.000%         03/01/2032          413,717            435,684
  FNMA                                                  6.500%         04/01/2032        5,185,590          5,407,700
  FNMA                                                  7.000%         05/01/2032          361,012            380,181
  FNMA                                                  6.500%         06/01/2032        1,990,568          2,075,827

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 36

                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) - continued
  FNMA                                                  7.000%         06/01/2032     $    237,339     $      249,942
  FNMA                                                  7.000%         07/01/2032          795,741            837,992
  FNMA                                                  6.500%         07/01/2032        2,471,601          2,577,465
  FNMA                                                  6.000%         09/01/2032          918,131            954,491
  FNMA                                                  6.000%         10/01/2032        3,275,501          3,405,218
  FNMA                                                  6.500%         10/01/2032          890,427            928,566
  FNMA                                                  6.000%         12/01/2032           55,854             58,066
  FNMA                                                  6.000%         02/01/2033          111,254            115,660
  FNMA                                                  6.000%         03/01/2033          561,542            583,780
  FNMA                                                  5.500%         06/01/2033        1,050,000          1,087,120
  FNMA                                                  5.500%         07/01/2033          900,000            931,817
                                                                                                       --------------
                                                                                                           73,195,809
Government National Mortgage Association (GNMA) (12.9%)
  GNMA                                                  7.250%         04/15/2006           48,536             50,502
  GNMA                                                  5.500%         04/15/2014          216,482            228,616
  GNMA                                                  6.000%         04/15/2014          419,490            441,786
  GNMA                                                  6.500%         08/15/2014           32,145             34,157
  GNMA                                                  8.000%         08/15/2016           69,663             76,162
  GNMA                                                  6.000%         12/15/2016          639,511            672,278
  GNMA                                                  8.000%         03/15/2017           13,515             14,779
  GNMA                                                  8.000%         04/15/2017           20,105             21,985
  GNMA                                                  7.500%         12/15/2022          245,825            263,323
  GNMA                                                  7.000%         05/15/2023           60,608             64,463
  GNMA                                                  7.500%         05/15/2023          120,270            128,756
  GNMA                                                  7.000%         07/15/2023          318,552            338,810
  GNMA                                                  7.000%         08/15/2023          159,595            169,745
  GNMA                                                  6.500%         10/15/2023           65,147             68,823
  GNMA                                                  6.500%         11/15/2023          320,649            319,728
  GNMA                                                  6.500%         12/15/2023        1,924,219          2,032,808
  GNMA                                                  7.000%         12/15/2023          269,847            287,007
  GNMA                                                  6.500%         01/15/2024        1,702,671          1,797,607
  GNMA                                                  6.500%         02/15/2024          210,711            222,460
  GNMA                                                  7.000%         02/15/2024          586,167            623,090
  GNMA                                                  6.500%         03/15/2024          160,340            112,268
  GNMA                                                  6.500%         04/15/2024          523,086            552,252
  GNMA                                                  7.000%         06/15/2024          242,534            257,812
  GNMA                                                  7.000%         10/15/2024          218,130            231,871
  GNMA                                                  6.500%         03/15/2026          395,487            416,239
  GNMA                                                  6.500%         04/15/2026           55,092             57,982
  GNMA                                                  6.500%         05/15/2026           16,733             17,611
  GNMA                                                  7.500%         08/15/2026           20,306             21,675
  GNMA                                                  8.000%         09/20/2026          271,536            291,644
  GNMA                                                  7.500%         09/15/2027           45,338             48,249
  GNMA                                                  7.000%         11/15/2027           15,801             16,727
  GNMA                                                  7.000%         06/15/2028          845,404            894,242
  GNMA                                                  7.000%         07/15/2028          287,825            304,452
  GNMA                                                  7.000%         08/15/2028          301,415            318,828
  GNMA                                                  7.000%         09/15/2028          114,448            121,059
  GNMA                                                  7.000%         10/15/2028          138,794            146,811
  GNMA                                                  6.000%         02/20/2029          665,420            694,318
  GNMA                                                  6.500%         03/15/2029          125,928            132,393
  GNMA                                                  7.000%         03/15/2029          278,159            294,002

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 37

                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) - continued
  GNMA                                                  7.500%         10/15/2029     $     70,432     $       74,874
  GNMA                                                  7.000%         04/15/2031          349,867            369,522
  GNMA                                                  7.000%         06/15/2031          289,377            305,635
  GNMA                                                  7.000%         08/15/2031          323,350            341,515
  GNMA                                                  7.000%         09/15/2031          852,531            900,426
  GNMA                                                  6.000%         12/15/2031           60,693             63,653
  GNMA                                                  7.000%         08/15/2032          184,968            195,366
  GNMA                                                  7.000%         11/15/2032          300,009            316,864
  GNMA                                                  6.000%         01/15/2033        3,366,383          3,530,494
  GNMA                                                  6.000%         02/15/2033          539,307            565,598
  GNMA                                                  5.500%         05/15/2033          400,000            417,375
  GNMA                                                  5.500%         06/15/2033        2,800,000          2,921,625
                                                                                                       --------------
                                                                                                           22,790,267

TOTAL U.S. GOVERNMENT AND AGENCY BONDS (IDENTIFIED COST $116,561,103)                                     119,428,637
                                                                                                       --------------

OPTIONS                                                                                  NUMBER OF          MARKET
                                                                                         CONTRACTS           VALUE
  U.S. Treasury 10 Year Note Future - September 2003                                        11,000     $        3,953
                                                                                                       --------------
TOTAL OPTIONS (IDENTIFIED COST $9,124)                                                                          3,953
                                                                                                       --------------


SHORT-TERM INVESTMENTS (27.2%)                        INTEREST          MATURITY         PRINCIPAL
                                                        RATE              DATE            AMOUNT             VALUE
Repurchase Agreements (11.3%)
  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003     $ 20,077,260     $   20,077,260
  DATED 06/30/03 (Repurchase value $20,077,818
  collateralized by $19,917,395 FNMA Pool # 678426,
  12-1-17, market value $20,679,578)

United States Treasury Bills (3.5%)
  United States Treasury Bill                           0.900%         07/24/2003        1,065,000          1,064,394
  United States Treasury Bill                           0.900%         09/25/2003        5,150,000          5,139,443
                                                                                                       --------------
                                                                                                            6,203,837
Government Short-Term Securities (12.4%)
  FNMA                                                  1.160%         07/10/2003        1,730,000          1,729,498
  FNMA                                                  1.150%         07/17/2003        3,415,000          3,413,252
  FNMA                                                  0.950%         07/24/2003        2,605,000          2,603,419
  FNMA                                                  1.150%         08/13/2003        1,485,000          1,483,297
  FNMA                                                  1.060%         08/20/2003        1,560,000          1,557,921
  FHLMC                                                 1.175%         07/18/2003        1,190,000          1,189,466
  FHLMC                                                 0.950%         09/12/2003       10,000,000          9,980,530
                                                                                                       --------------
                                                                                                           21,957,383

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $48,237,977)                                                 48,238,480
                                                                                                       --------------

TOTAL INVESTMENTS (101.2%) (IDENTIFIED COST $176,238,258)(5)                                              179,098,687

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)                                                        (2,059,213)
                                                                                                       --------------
TOTAL ASSETS (100.0%)                                                                                  $  177,039,474
                                                                                                       ==============

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 38

                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
FORWARD COMMITMENTS
                                                       COUPON           DELIVERY         PRINCIPAL          MARKET
AGENCY                                                  RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
TBA Purchase Commitments at June 30, 2003 (Cost Payable $107,494,311)
  FNMA 15YR TBA                                         4.500%         07/01/2018     $  3,100,000     $    3,162,000
  FNMA 15YR TBA                                         5.000%         07/01/2018       12,900,000         13,323,275
  FNMA 15YR TBA                                         6.000%         07/01/2018          400,000            417,500
  FNMA 15YR TBA                                         6.500%         07/01/2018          200,000            211,000
  FHLMC GP15 YR TBA                                     4.500%         07/01/2018        2,100,000          2,143,313
  FHLMC GP15 YR TBA                                     5.500%         07/01/2018          100,000            103,688
  FHLMC GP15 YR TBA                                     6.500%         07/01/2018          300,000            315,094
  FGOLD 15YR TBA                                        5.000%         07/01/2018        3,700,000          3,820,250
  FNMA 30YR TBA                                         5.000%         07/01/2033        5,100,000          5,181,284
  FNMA 30YR TBA                                         5.500%         08/01/2033          940,000            968,493
  FNMA 30YR TBA                                         5.500%         07/01/2033       15,300,000         15,811,601
  FNMA 30YR TBA                                         6.500%         07/01/2033       10,100,000         10,532,401
  FNMA 30YR TBA                                         6.000%         07/01/2033       19,500,000         20,261,709
  FNMA 30YR TBA                                         7.000%         07/01/2033        1,600,000          1,685,000
  FHLMC GOLD 30YR TBA                                   5.000%         07/01/2033        4,300,000          4,368,533
  FHLMC GOLD 30YR TBA                                   5.500%         07/01/2033       11,200,000         11,553,495
  FHLMC GOLD 30YR TBA                                   6.000%         07/01/2033        5,800,000          6,012,060
  FHLMC GOLD 30YR TBA                                   6.500%         07/01/2033          400,000            416,250
  GNMA 30YR TBA                                         6.500%         07/01/2033        5,200,000          5,460,000
  GNMA 30YR TBA                                         7.000%         07/01/2033        1,600,000          1,690,000
                                                                                                       --------------

                                                                                                          107,436,946
TBA Sale Commitments at June 30, 2003 (Proceeds Receivable $68,611,497)
  FNMA 15YR TBA                                         4.500%         07/01/2018       (5,200,000)        (5,304,000)
  FNMA 15YR TBA                                         5.000%         07/01/2018       (5,100,000)        (5,267,341)
  FNMA 15YR TBA                                         5.500%         07/01/2018       (4,200,000)        (4,361,440)
  FNMA 15YR TBA                                         6.000%         07/01/2018       (3,000,000)        (3,131,250)
  FNMA 15YR TBA                                         6.500%         07/01/2018       (4,100,000)        (4,325,500)
  FHLMC GP15 YR TBA                                     4.500%         07/01/2018       (2,100,000)        (2,143,313)
  FHLMC GP15 YR TBA                                     5.500%         07/01/2018       (1,700,000)        (1,762,688)
  FHLMC GP15 YR TBA                                     6.000%         07/01/2018       (1,400,000)        (1,456,000)
  FNMA 30YR TBA                                         5.000%         07/01/2033       (4,600,000)        (4,673,315)
  FNMA 30YR TBA                                         5.500%         07/01/2033       (8,800,000)        (9,094,254)
  FNMA 30YR TBA                                         6.000%         07/01/2033       (6,400,000)        (6,649,997)
  FNMA 30YR TBA                                         6.500%         07/01/2033      (11,300,000)       (11,783,775)
  FNMA 30 YR TBA                                        5.000%         08/01/2033         (500,000)          (505,938)
  FHLMC GOLD 30YR TBA                                   6.000%         07/01/2033         (800,000)          (829,250)
  FHLMC GOLD 30YR TBA                                   6.500%         07/01/2033       (2,200,000)        (2,289,375)
  FHLMC GOLD 30YR TBA                                   5.000%         08/01/2033       (1,500,000)        (1,523,907)
  GNMA 30YR TBA                                         6.000%         07/01/2033       (1,300,000)        (1,361,750)
  GNMA 30YR TBA                                         7.000%         07/01/2033       (2,000,000)        (2,112,500)
                                                                                                       --------------
                                                                                                          (68,575,593)

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
CALL OPTIONS WRITTEN

                                                    PREMIUM            PAR SUBJECT       FAIR
NOTE/EXPIRATION DATE/EXERCISE PRICE                 RECEIVED            TO VALUE         VALUE
--------------------------------------------------------------------------------------------------
FNMA 30 Year 5.500%, 08/06/03, $103.42             $     9,281         (3,600,000)    $    (10,404)
                                                                                      ------------
                                                                                      $    (10,404)
                                                                                      ============

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 39

                            MORTGAGE SECURITIES FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                                       NUMBER OF        CONTRACT
      WRITTEN OPTION ACTIVITY                                          CONTRACTS         PREMIUM
---------------------------------------------------------------------------------------------------------------------
      Options Outstanding at Beginning of Year                                 --      $        --
      Optons Sold                                                       3,600,000            9,281
      Options Exercised or Cancelled Prior to Exercise                         --               --
      Options Expired                                                          --               --
                                                                      -----------      -----------
      Options Outstanding at End of Period                              3,600,000      $     9,281
                                                                      ===========      ===========

OUTSTANDING FUTURES CONTRACTS

                                                                                                          UNREALIZED
                                                                          UNITS PER        CURRENT        APPRECIATION/
      TYPE                              EXPIRATION       CONTRACTS        CONTRACT          VALUE        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
      5 Year Note Future (Sell)         09/30/2003           37              1,000     $ (4,259,625)      $     18,700
      10 Year Note Future (Sell)        09/30/2003            8              1,000         (939,504)             9,451
                                                                                                          ------------
                                                                                                                28,151
                                                                                                          ============















--------------------------------------------------------------------------------
(1)  Interest only security.
(2) Represents a variable or increasing rate security. Rate disclosed is the current rate.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4) Security has been segregated as collateral to cover margin requirements for open futures contracts as of June 30, 2003.
(5)  See Note 6 for important tax information.
     Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 40

                           U.S. GOVERNMENT MONEY FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (72.7%)
Federal Home Loan Bank (FHLB) (23.0%)
  FHLB                                                  1.150%         07/09/2003     $ 50,000,000     $   49,987,211
  FHLB                                                  1.162%         07/18/2003       50,000,000         49,972,564
  FHLB                                                  1.140%         08/06/2003       50,000,000         49,943,000
  FHLB                                                  1.010%         08/13/2003       50,000,000         49,939,680
  FHLB                                                  1.400%         03/02/2004       26,000,000         26,000,000
  FHLB                                                  1.370%         05/03/2004       25,000,000         25,000,000
  FHLB                                                  1.450%         05/14/2004       25,000,000         25,000,000
                                                                                                       --------------
                                                                                                          275,842,455
Federal Home Loan Mortgage Corporation (FHLMC) (10.0%)
  FHLMC                                                 1.140%         07/03/2003       60,000,000         59,996,200
  FHLMC                                                 1.135%         07/31/2003       60,000,000         59,943,250
                                                                                                       --------------
                                                                                                          119,939,450
Federal National Mortgage Association (FNMA) (34.7%)
  FNMA                                                  1.180%         07/23/2003       50,000,000         49,963,944
  FNMA                                                  1.155%         08/20/2003       50,000,000         49,919,792
  FNMA                                                  1.165%         08/27/2003       50,000,000         49,907,771
  FNMA                                                  0.970%         09/03/2003       39,657,000         39,588,614
  FNMA                                                  0.950%         09/10/2003       42,735,000         42,654,931
  FNMA                                                  0.900%         09/17/2003       50,000,000         49,902,500
  FNMA                                                  0.875%         09/24/2003       50,000,000         49,896,701
  FNMA                                                  1.435%         11/14/2003       40,000,000         39,783,156
  FNMA                                                  0.880%         01/23/2004       45,928,000         45,696,727
                                                                                                       --------------
                                                                                                          417,314,136
USA Education (Formerly Student Loan Marketing Association) (SLMA) (5.0%)
  SLMA                                                  0.880%         09/18/2003       10,000,000         10,000,000
  SLMA                                                  0.900%         11/20/2003       50,000,000         50,000,000
                                                                                                       --------------
                                                                                                           60,000,000

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $873,096,041)                                                    873,096,041
                                                                                                       --------------

SHORT-TERM INVESTMENTS (27.4%)
  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003     $ 19,079,496     $   19,079,496
   DATED 06/30/03 (Repurchase value $19,080,026
   collateralized by $18,933,081 FNMA Pool # 441197,
   3-1-18, market value $19,651,881)
  MORGAN STANLEY REPURCHASE AGREEMENT                   1.230%         07/01/2003      280,000,000        280,000,000
   DATED 06/30/03 (Repurchase value $280,009,567
   collateralized by $48,875,000 FNMA DN, 8-27-03, market value
   $49,913,293: $50,925,000 FHLB DN, 4-16-04, market value
   $54,032,067: $46,590,700 FNMA DN, 4-30-04, market value
   $49,662,802: $50,375,000 FHLMC DN, 4-15-04, market value
   $51,443,053: $49,937,500 FHLB DN, 8-15-03, market value
   $54,086,730: $31,296,825 FHLMC DN, 10-24-03, market value
   $31,942,494)
  WELLS FARGO REPURCHASE AGREEMENT                      1.200%         07/01/2003       30,000,000         30,000,000
   DATED 06/30/03 (Repurchase value $30,001,000
   collateralized by $29,999,775 FHLMC DN, 12-15-03
   market value $30,662,645)
TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $329,079,496)                                               329,079,496
                                                                                                       --------------


TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $1,202,175,537)(1)                                          1,202,175,537
TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                                          (715,913)
                                                                                                       --------------
TOTAL NET ASSETS (100.0%)                                                                              $1,201,459,624
                                                                                                       ==============

--------------------------------------------------------------------------------
(1)  Identified cost for Federal tax purposes is the same as shown above.
     Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 41

                        ACCESSOR INCOME ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                           ALLOCATION           SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (85.0%)

Accessor Funds
  High Yield Bond                                                            14.5%         168,545     $    1,796,695
  Intermediate Fixed-Income                                                   7.8           75,570            971,075
  Short-Intermediate Fixed-Income                                            39.9          398,028          4,943,519
  Mortgage Securities                                                         6.9           66,148            858,612
  U.S. Government Money                                                      15.9        1,980,213          1,980,213
                                                                                                       --------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $10,386,129)                                                   10,550,114
                                                                                                       --------------


                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (15.0%)                          RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003     $  1,866,921     $    1,866,921
  DATED 6/30/03 (Repurchase value $1,866,973                                                           --------------
  collateralized by $1,835, 832 FNMA Pool # 254239,
  3-1-32, market value $1,922,929)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,866,921)                                                   1,866,921
                                                                                                       --------------


TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $12,253,050)(1)                                                12,417,035

TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                      4,259
                                                                                                       --------------
TOTAL NET ASSETS (100.0%)                                                                              $   12,421,294
                                                                                                       ==============













--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.
  *  Non-income producing
     Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 42

                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                           ALLOCATION           SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (85.7%)

Accessor Funds
  Growth                                                                9.8%                55,577     $    1,032,071
  Value                                                                10.1                 70,711          1,068,443
  Small to Mid Cap                                                      7.5                 46,785            794,412
  International Equity*                                                 5.5                 55,398            579,468
  High Yield Bond                                                      14.9                147,781          1,575,342
  Intermediate Fixed-Income                                             4.9                 40,010            514,128
  Short-Intermediate Fixed-Income                                      22.5                192,977          2,396,769
  Mortgage Securities                                                   7.8                 63,434            823,375
  U.S. Government Money                                                 2.7                288,177            288,177
                                                                                                       --------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $9,164,180)                                                     9,072,185
                                                                                                       --------------


                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (14.5%)                          RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003     $  1,531,359     $    1,531,359
  DATED 6/30/03 (Repurchase value $1,531,402,                                                          --------------
  collateralized by $1,519,166 FNMA Pool # 678431,
  12-1-17, market value $1,577,301)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,531,359)                                                   1,531,359
                                                                                                       --------------


TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $10,695,539)(1)                                                10,603,544

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)                                                           (21,175)
                                                                                                       --------------
TOTAL NET ASSETS (100.0%)                                                                              $   10,582,369
                                                                                                       ==============













--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.
  *  Non-income producing
     Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 43

                       ACCESSOR BALANCED ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                           ALLOCATION           SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (89.9%)

Accessor Funds
  Growth                                                               15.5%               202,051    $     3,752,088
  Value                                                                15.9                254,012          3,838,122
  Small to Mid Cap                                                     11.5                162,770          2,763,837
  International Equity*                                                 9.1                210,222          2,198,919
  High Yield Bond                                                      15.0                340,413          3,628,802
  Short-Intermediate Fixed-Income                                      20.0                388,606          4,826,487
  Mortgage Securities                                                   2.9                 53,358            692,593
  U.S. Government Money                                                 0.0                    232                232
                                                                                                      ---------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $22,806,225)                                                   21,701,080
                                                                                                      ---------------

                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (10.2%)                          RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003     $  2,456,792     $    2,456,792
  DATED 6/30/03 (Repurchase value $2,456,860                                                           --------------
  collateralized by $2,370,416 FNMA Pool # 303815,
  3-1-16, market value $2,530,496)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,456,792)                                                   2,456,792
                                                                                                       --------------


TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $25,263,017)(1)                                                24,157,872

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                                           (19,809)
                                                                                                       --------------
TOTAL NET ASSETS (100.0%)                                                                              $   24,138,063
                                                                                                       ==============













--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.
  *  Non-income producing
     Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 44

                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                           ALLOCATION           SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (92.2%)

Accessor Funds
  Growth                                                               18.8%               239,413    $     4,445,905
  Value                                                                18.7                293,148          4,429,468
  Small to Mid Cap                                                     10.3                143,023          2,428,528
  International Equity*                                                14.1                316,925          3,315,037
  High Yield Bond                                                      15.0                331,600          3,534,858
  Short-Intermediate Fixed-Income                                      13.1                247,776          3,077,380
  Mortgage Securities                                                   2.1                 37,760            490,118
  U.S. Government Money                                                 0.1                 20,815             20,815
                                                                                                      ---------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $22,921,844)                                                   21,742,109
                                                                                                      ---------------

                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (8.7%)                           RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003     $   2,045,001   $     2,045,001
  DATED 6/30/03 (Repurchase value $2,045,058                                                          ---------------
  collateralized by $1,995,728 FNMA Pool # 252386,
  4-1-19, market value $2,106,351)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,045,001)                                                   2,045,001
                                                                                                      ---------------


TOTAL INVESTMENTS (100.9%) (IDENTIFIED COST $24,966,845)(1)                                                23,787,110

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.9%)                                                          (206,747)
                                                                                                      ---------------
TOTAL NET ASSETS (100.0%)                                                                             $    23,580,363
                                                                                                      ===============













--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.
  *  Non-income producing
     Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 45

                        ACCESSOR GROWTH ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                           ALLOCATION           SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.5%)

Accessor Funds
  Growth                                                               24.7%               399,264    $     7,414,330
  Value                                                                24.9                495,810          7,491,694
  Small to Mid Cap                                                     13.5                238,755          4,054,054
  International Equity*                                                19.2                552,696          5,781,204
  High Yield Bond                                                      14.2                400,184          4,265,963
  Short-Intermediate Fixed-Income                                       3.0                 73,057            907,373
  U.S. Government Money                                                 0.0                  3,708              3,708
                                                                                                      ---------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $33,804,489)                                                   29,918,326
                                                                                                      ---------------

                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (0.6%)                           RATE              DATE            AMOUNT             VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003     $    196,328    $       196,328
  DATED 6/30/03 (Repurchase value $196,333                                                            ---------------
  collateralized by $188,145 FNMA ARM # 594258,
  3-1-29, market value $202,218)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $196,328)                                                       196,328
                                                                                                      ---------------


TOTAL INVESTMENTS (100.1%) (IDENTIFIED COST $34,000,817)(1)                                                30,114,654

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                                                           (36,471)
                                                                                                      ---------------
TOTAL NET ASSETS (100.0%)                                                                             $    30,078,183
                                                                                                      ===============













--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.
  *  Non-income producing
     Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 46

                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
DESCRIPTION                                                           ALLOCATION           SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.2%)

Accessor Funds
  Growth                                                               28.5%               259,029       $  4,810,176
  Value                                                                28.9                323,556          4,888,939
  Small to Mid Cap                                                     20.6                204,666          3,475,234
  International Equity*                                                21.2                343,019          3,587,976
  U.S. Government Money                                                 0.0                     34                 34
                                                                                                         ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,837,346)                                                   16,762,359
                                                                                                         ------------


                                                      INTEREST          MATURITY         PRINCIPAL
SHORT-TERM INVESTMENTS (1.1%)                           RATE              DATE            AMOUNT             VALUE

  FIFTH THIRD REPURCHASE AGREEMENT                      1.000%         07/01/2003     $    194,253       $    194,253
  DATED 6/30/03 (Repurchase value $194,258                                                               ------------
  collateralized by $195,094 FNMA ARM # 124453,
  11-1-17, market value $200,081)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $194,253)                                                       194,253
                                                                                                         ------------


TOTAL INVESTMENTS (100.3%) (IDENTIFIED COST $20,031,599)(1)                                                16,956,612

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)                                                           (57,746)
                                                                                                         ------------
TOTAL NET ASSETS (100.0%)                                                                                $ 16,898,866
                                                                                                         ============













--------------------------------------------------------------------------------
(1)  See Note 6 for important tax information.
  *  Non-income producing
     Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 47

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                                                                        SMALL TO
                                                                GROWTH                  VALUE            MID CAP
------------------------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 2)                              $ 99,574,469          $ 72,391,556       $118,940,876
 Repurchase agreements, at cost                                 2,015,057                72,440            758,629
                                                             -----------------------------------------------------
 TOTAL INVESTMENTS*                                           101,589,526            72,463,996        119,699,505
 Receivable for investments sold                                       --             2,448,290                 --
 Receivable for capital shares sold                               133,814               220,887            123,067
 Dividends and interest receivable                                104,645               109,619             95,506
 Receivable for futures contract settlement                            --                   275                 --
 Prepaid expenses and other assets                                 18,413                 2,406              3,700
                                                             -----------------------------------------------------
 TOTAL ASSETS                                                 101,846,398            75,245,473        119,921,778
                                                             -----------------------------------------------------

Liabilities:
 Cash overdraft                                                        --                26,884                 --
 Payable for investments purchased                                     --               758,471                 --
 Payable for capital shares repurchased                           374,666               145,885            129,705
 Payable due to manager (Note 3)                                   37,830                28,013             58,794
 Money managers fee payable (Note 3)                               23,738                18,710            100,329
 Payable for transfer agent & administration fees (Note 3)         14,322                12,007             17,051
 Payable for 12b-1 fees (Note 3)                                   26,825                 5,207              5,028
 Accrued expenses and other liabilities                            29,314                19,511             37,718
                                                             -----------------------------------------------------
 TOTAL LIABILITIES                                                506,695             1,014,688            348,625
                                                             -----------------------------------------------------
 NET ASSETS                                                  $101,339,703          $ 74,230,785       $119,573,153
==================================================================================================================
Net Assets Consist of:
 Paid-in capital                                             $153,622,067          $113,135,289       $193,782,383
 Net unrealized appreciation (depreciation) of
 investments, receivables, payables, futures
  contracts and foreign exchange                                3,922,847               421,080         10,805,117
 Undistributed net investment income                               30,963                 2,457              1,011
 Accumulated net realized gain (loss) on
  investments, futures, contracts, options,
  and foreign currencies                                      (56,236,174)          (39,328,041)       (85,015,358)
                                                             -----------------------------------------------------
 NET ASSETS                                                  $101,339,703          $ 74,230,785       $119,573,153
==================================================================================================================
Net Assets:
 Advisor Class                                               $ 95,595,198          $ 70,042,179       $114,858,032
 Investor Class                                                 3,825,122             2,378,076          3,107,097
 C Class                                                        1,919,383             1,810,530          1,608,024
                                                             -----------------------------------------------------
 TOTAL                                                       $101,339,703          $ 74,230,785       $119,573,153
==================================================================================================================
Outstanding Shares:
 Advisor Class                                                  5,147,008             4,636,127          6,765,501
 Investor Class                                                   209,478               157,413            187,532
 C Class                                                          103,533               119,853             95,016
                                                             -----------------------------------------------------
 TOTAL                                                          5,460,019             4,913,393          7,048,049
==================================================================================================================
Net asset value, offering and redemption price per share:
 ADVISOR CLASS                                               $      18.57          $      15.11       $      16.98
==================================================================================================================
 INVESTOR CLASS                                              $      18.26          $      15.11       $      16.57
==================================================================================================================
 C CLASS                                                     $      18.54          $      15.11       $      16.92
==================================================================================================================
 *Investments, at cost (Note 6)                              $ 97,666,679          $ 72,041,773       $108,894,388

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 48

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                              INTERNATIONAL           HIGH YIELD      INTERMEDIATE
                                                                 EQUITY                  BOND         FIXED-INCOME
------------------------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 2)                              $ 61,786,739          $ 45,982,743       $ 46,152,607
 Repurchase agreements, at cost                                   619,830             1,217,039            211,774
                                                             -----------------------------------------------------
 TOTAL INVESTMENTS*                                            62,406,569            47,199,782         46,364,381
 Foreign currency, at value                                       205,100                    --                 --
 Receivable for investments sold                                       --               406,885            203,424
 Receivable for capital shares sold                                52,360               963,044             22,266
 Dividends, interest, and reclaims receivable                     314,469               981,525            707,845
 Prepaid expenses and other assets                                  5,747                 5,097                 --
                                                             -----------------------------------------------------
 TOTAL ASSETS                                                  62,984,245            49,556,333         47,297,916
                                                             -----------------------------------------------------

Liabilities:
 Cash overdraft                                                        --                    39                 --
 Payable for investments purchased                                116,209               399,385                 --
 Payable for capital shares repurchased                            32,147                12,293             15,356
 Payable due to manager (Note 3)                                   28,949                14,045             12,890
 Money managers fee payable (Note 3)                               60,467                39,502              6,039
 Payable for transfer agent & administration fees (Note 3)          9,335                 5,605              5,254
 Payable for 12b-1 fees (Note 3)                                    3,828                 2,107              5,724
 Payable for forward contract settlement                              533                    --                 --
 Accrued expenses and other liabilities                            61,333                 9,676              6,267
                                                             -----------------------------------------------------
 TOTAL LIABILITIES                                                312,801               482,652             51,530
                                                             -----------------------------------------------------
 NET ASSETS                                                  $ 62,671,444          $ 49,073,681       $ 47,246,386
==================================================================================================================
Net Assets Consist of:
 Paid-in capital                                             $112,844,131          $ 51,308,434       $ 43,392,491
 Net unrealized appreciation (depreciation) of
  investments, receivables, payables, futures
  contracts and foreign exchange                               (4,014,504)            1,630,451          2,781,085
 Undistributed net investment income                              728,348                  (829)              (114)
 Accumulated net realized gain (loss) on
  investments, futures, contracts, options,
  and foreign currencies                                      (46,886,531)           (3,864,375)         1,072,924
                                                             -----------------------------------------------------
 NET ASSETS                                                  $ 62,671,444          $ 49,073,681       $ 47,246,386
==================================================================================================================
Net Assets:
 Advisor Class                                               $ 60,527,084          $ 47,442,595       $ 38,632,982
 Investor Class                                                 1,257,214               684,695          7,375,472
 C Class                                                          887,146               946,391          1,237,932
                                                             -----------------------------------------------------
 TOTAL                                                       $ 62,671,444          $ 49,073,681       $ 47,246,386
==================================================================================================================
Outstanding Shares:
 Advisor Class                                                  5,789,144             4,450,740          3,006,895
 Investor Class                                                   123,298                64,238            574,088
 C Class                                                           85,233                88,796             96,361
                                                             -----------------------------------------------------
 TOTAL                                                          5,997,675             4,603,774          3,677,344
==================================================================================================================
Net asset value, offering and redemption price per share:
 ADVISOR CLASS                                               $      10.46          $      10.66       $      12.85
==================================================================================================================
 INVESTOR CLASS                                              $      10.20          $      10.66       $      12.85
==================================================================================================================
 C CLASS                                                     $      10.41          $      10.66       $      12.85
==================================================================================================================
 *Investments, at cost (Note 6)                              $ 66,456,467          $ 45,569,331       $ 43,583,296

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 49

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                            SHORT-INTERMEDIATE       MORTGAGE      U.S. GOVERNMENT
                                                              FIXED-INCOME          SECURITIES          MONEY
------------------------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 2)                              $ 67,189,576          $159,021,427     $  873,096,041
 Repurchase agreements, at cost                                   553,730            20,077,260        329,079,496
                                                             -----------------------------------------------------
 TOTAL INVESTMENTS*                                            67,743,306           179,098,687      1,202,175,537
 Cash                                                                  --                    --              1,832
 Receivable for investments sold                                  506,598            69,432,425                  4
 Receivable for capital shares sold                               571,286               206,465             50,850
 Dividends and interest receivable                                967,574               721,434            399,800
 Prepaid expenses and other assets                                    223               213,177                 --
 TBA purchase commitments, at value                                    --           107,436,946                 --
                                                             -----------------------------------------------------
 TOTAL ASSETS                                                  69,788,987           357,109,134      1,202,628,023
                                                             -----------------------------------------------------

Liabilities:
 Cash overdraft                                                        --               506,935                 --
 Distributions payable                                                 --                    --            625,282
 Payable for investments purchased                                     --           110,703,474                 --
 Payable for capital shares repurchased                            18,883                66,025             15,011
 Payable due to manager (Note 3)                                   18,507                52,632             73,945
 Money managers fee payable (Note 3)                                7,968                80,527                 --
 Payable for transfer agent & administration fees (Note 3)          8,733                21,328             58,814
 Payable for 12b-1 fees (Note 3)                                    7,434                 3,624              9,335
 Payable for shareholder services fee                                  --                    --            237,407
 Payable for futures contract settlement                               --                12,531                 --
 Call options written at fair value                                    --                10,404                 --
 TBA sale commitments, at value                                        --            68,575,593                 --
 Accrued expenses and other liabilities                             8,436                36,587            148,605
                                                             -----------------------------------------------------
 TOTAL LIABILITIES                                                 69,609           180,069,660          1,168,399
                                                             -----------------------------------------------------
 NET ASSETS                                                  $ 69,719,378          $177,039,474     $1,201,459,624
==================================================================================================================
Net Assets Consist of:
 Paid-in capital                                             $ 68,492,473          $171,610,300     $1,201,461,998
 Net unrealized appreciation (depreciation) of
  investments, receivables, payables, futures
  contracts and foreign exchange                                1,937,602             2,871,628                 --
 Undistributed net investment income                               56,880               120,462                 --
 Accumulated net realized gain (loss) on investments,
  futures, contracts, options, and foreign currencies            (767,577)            2,437,084             (2,374)
                                                             -----------------------------------------------------
 NET ASSETS                                                  $ 69,719,378          $177,039,474     $1,201,459,624
==================================================================================================================
Net Assets:
 Advisor Class                                               $ 59,923,781          $174,137,483     $1,182,005,711
 Investor Class                                                 7,168,353             1,579,635         18,784,201
 C Class                                                        2,627,244             1,322,356            669,712
                                                             -----------------------------------------------------
 TOTAL                                                       $ 69,719,378          $177,039,474     $1,201,459,624
==================================================================================================================
Outstanding Shares:
 Advisor Class                                                  4,824,065            13,419,521      1,182,010,314
 Investor Class                                                   577,113               121,739         18,784,040
 C Class                                                          211,531               101,710            669,712
                                                             -----------------------------------------------------
 TOTAL                                                          5,612,709            13,642,970      1,201,464,066
==================================================================================================================
Net asset value, offering and redemption price per share:
 ADVISOR CLASS                                               $      12.42                 12.98     $         1.00
==================================================================================================================
 INVESTOR CLASS                                              $      12.42                 12.98     $         1.00
==================================================================================================================
 C CLASS                                                     $      12.42                 13.00     $         1.00
==================================================================================================================
 *Investments, at cost (Note 6)                              $ 65,805,704          $176,238,258     $1,202,175,537

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 50

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                           ACCESSOR INCOME    ACCESSOR INCOME &  ACCESSOR BALANCED
                                                              ALLOCATION      GROWTH ALLOCATION     ALLOCATION
------------------------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 2)                              $ 10,550,114          $  9,072,185     $   21,701,080
 Repurchase agreements, at cost                                 1,866,921             1,531,359          2,456,792
                                                             -----------------------------------------------------
 TOTAL INVESTMENTS*                                            12,417,035            10,603,544         24,157,872
 Cash                                                                   1                    --                  1
 Receivable for capital shares sold                                 7,717                 4,319             10,140
 Dividends and interest receivable                                  1,278                   221                 68
 Prepaid expenses and other assets                                     --                   200                  1
                                                             -----------------------------------------------------
 TOTAL ASSETS                                                  12,426,031            10,608,284         24,168,082
                                                             -----------------------------------------------------
Liabilities:
 Payable for capital shares repurchased                             2,034                22,722             24,048
 Payable due to manager (Note 3)                                    1,021                   871              1,983
 Payable for 12b-1 fees (Note 3)                                    1,682                 2,322              3,988
                                                             -----------------------------------------------------
 TOTAL LIABILITIES                                                  4,737                25,915             30,019
                                                             -----------------------------------------------------
 NET ASSETS                                                  $ 12,421,294          $ 10,582,369      $  24,138,063
==================================================================================================================
Net Assets Consist of:
 Paid-in capital                                             $ 12,213,265          $ 10,661,328      $  25,181,082
 Net unrealized appreciation (depreciation) of
  investments, receivables, payables,
  and futures contracts                                           163,985               (91,995)        (1,105,145)
 Undistributed net investment income                                1,734                (4,865)            17,587
 Accumulated net realized gain (loss) on
  investments, futures contracts, options,
  and foreign currencies                                           42,310                17,901             44,539
                                                             -----------------------------------------------------
 NET ASSETS                                                  $ 12,421,294          $ 10,582,369      $  24,138,063
==================================================================================================================
Net Assets:
 Advisor Class                                               $  8,962,549          $  6,975,220      $  15,551,987
 Investor Class                                                 3,356,153             3,401,747          6,857,851
 C Class                                                          102,592               205,402          1,728,225
                                                             -----------------------------------------------------
 TOTAL                                                       $ 12,421,294          $ 10,582,369      $  24,138,063
==================================================================================================================
Outstanding Shares:
 Advisor Class                                                    580,396               493,003          1,173,947
 Investor Class                                                   217,348               240,448            517,701
 C Class                                                            6,644                14,519            130,460
                                                             -----------------------------------------------------
 TOTAL                                                            804,388               747,970          1,822,108
==================================================================================================================
Net asset value, offering and redemption price per share:
 ADVISOR CLASS                                               $      15.44          $      14.15      $       13.25
==================================================================================================================
 INVESTOR CLASS                                              $      15.44          $      14.15      $       13.25
==================================================================================================================
 C CLASS                                                     $      15.44          $      14.15      $       13.25
==================================================================================================================
 Investments, at cost (Note 6)                               $ 12,253,050          $ 10,695,539      $  25,263,017

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 51

                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                         ACCESSOR GROWTH &    ACCESSOR GROWTH    ACCESSOR BALANCED
                                                         INCOME ALLOCATION      ALLOCATION          ALLOCATION
------------------------------------------------------------------------------------------------------------------
Assets:
 Investments, at value (Note 2)                              $ 21,742,109          $ 29,918,326       $ 16,762,359
 Repurchase agreements, at cost                                 2,045,001               196,328            194,253
                                                             -----------------------------------------------------
 TOTAL INVESTMENTS*                                            23,787,110            30,114,654         16,956,612
 Receivable for capital shares sold                                18,104                 9,541              9,755
 Dividends and interest receivable                                     70                     7                  5
                                                             -----------------------------------------------------
 TOTAL ASSETS                                                  23,805,284            30,124,202         16,966,372
                                                             -----------------------------------------------------
Liabilities:
 Payable for investments purchased                                179,245                    --                 --
 Payable for capital shares repurchased                            40,978                40,170             63,080
 Payable due to Accessor Capital (Note 3)                           1,930                 2,456              1,417
 Payable for 12b-1 fees (Note 3)                                    2,768                 3,393              3,009
                                                             -----------------------------------------------------
 TOTAL LIABILITIES                                                224,921                46,019             67,506
                                                             -----------------------------------------------------
 NET ASSETS                                                  $ 23,580,363          $ 30,078,183       $ 16,898,866
==================================================================================================================
Net Assets Consist of:
 Paid-in capital                                             $ 24,701,242          $ 34,017,452       $ 20,168,469
 Net unrealized appreciation (depreciation) of
  investments, receivables, payables,
  and futures contracts                                        (1,179,735)           (3,886,163)        (3,074,987)
 Undistributed net investment income                                 (249)                  (15)                26
 Accumulated net realized gain (loss) on
  investments, futures contracts, options,
  and foreign currencies                                           59,105               (53,091)          (194,642)
                                                             -----------------------------------------------------
 NET ASSETS                                                  $ 23,580,363          $ 30,078,183       $ 16,898,866
==================================================================================================================
Net Assets:
 Advisor Class                                               $ 18,293,113          $ 21,959,364       $  9,522,751
 Investor Class                                                 3,225,469             7,605,648          7,272,103
 C Class                                                        2,061,781               513,171            104,012
                                                             -----------------------------------------------------
 TOTAL                                                       $ 23,580,363          $ 30,078,183       $ 16,898,866
==================================================================================================================
Outstanding Shares:
 Advisor Class                                                  1,432,449             1,854,485            858,610
 Investor Class                                                   252,581               642,344            661,971
 C Class                                                          161,469                43,343              9,408
                                                             -----------------------------------------------------
 TOTAL                                                          1,846,499             2,540,172          1,529,989
==================================================================================================================
Net asset value, offering and redemption price per share:
 ADVISOR CLASS                                               $      12.77          $      11.84       $      11.09
==================================================================================================================
 INVESTOR CLASS                                              $      12.77          $      11.84       $      10.99
==================================================================================================================
 C CLASS                                                     $      12.77          $      11.84       $      11.06
==================================================================================================================
 Investments, at cost (Note 6)                               $ 24,966,845          $ 34,000,817       $ 20,031,599

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 52

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                                                                       SMALL TO
                                                                GROWTH                VALUE             MID CAP
------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends (net of foreign withholding
  taxes of $1,108 for Small to Mid Cap Fund)                 $    665,599          $    665,483       $    862,344
 Interest                                                           6,872                 7,016              4,187
 Commission Recapture                                              16,845                 4,420                 --
                                                             -----------------------------------------------------
 TOTAL INVESTMENT INCOME                                          689,316               676,919            866,531
                                                             -----------------------------------------------------
Expenses:
 Management fees (Note 3)                                         223,473               164,178            330,022
 Money managers fees (Note 3)                                      61,830                36,484            210,947
 Transfer agent & administration fees (Note 3)                     83,495                61,332             90,788
 Fund accounting fees                                              13,486                10,561             21,325
 Legal fees                                                         8,160                 6,144              9,263
 Audit fees                                                         6,708                 4,999              7,459
 Custodian fees                                                     8,309                 6,794             15,250
 Registration fees                                                 13,295                11,884             13,757
 Directors fees                                                       720                   537                772
 Printing/Postage expense                                           2,070                 1,509              2,182
 Other                                                              4,507                 3,459              4,870
 Distribution fees - Investor Class                                 5,073                 3,001              3,601
 Distribution fees - C Class                                        6,903                 6,210              5,137
 Administrative services fees  - Investor Class                     4,971                 2,841              3,451
                                                             -----------------------------------------------------
 NET EXPENSES                                                     443,000               319,933            718,824
                                                             -----------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                     246,316               356,986            147,707
                                                             -----------------------------------------------------
Realized and Unrealized Gains (Losses):
 Net realized gain (loss) on:
  Investments                                                  (4,260,181)           (3,372,959)       (12,860,961)
  Futures                                                              --                75,756                 --
 Change in unrealized appreciation
  (depreciation) of investments and futures                    12,289,781            10,975,109         30,035,525
                                                             -----------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)                     8,029,600             7,677,906         17,174,564
                                                             -----------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                            $  8,275,916          $  8,034,892       $ 17,322,271
==================================================================================================================





--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 53

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                             INTERNATIONAL           HIGH YIELD       INTERMEDIATE
                                                                EQUITY                  BOND          FIXED-INCOME
------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends (net of foreign withholding
  taxes of $151,347 for International Equity Fund)           $  1,150,405          $     41,719       $         --
 Interest                                                           3,406             2,856,255          1,408,107
 Commission Recapture                                               6,238                    --                 --
                                                             -----------------------------------------------------
 TOTAL INVESTMENT INCOME                                        1,160,049             2,897,974          1,408,107
                                                             -----------------------------------------------------
Expenses:
 Management fees (Note 3)                                         161,358               101,030             86,913
 Money managers fees (Note 3)                                     117,351                81,385             13,169
 Transfer agent & administration fees (Note 3)                     48,418                39,597             39,086
 Fund accounting fees                                              15,753                 9,848             10,260
 Legal fees                                                         4,794                 4,988              4,831
 Audit fees                                                         4,001                 3,702              3,798
 Custodian fees                                                    54,567                 2,313              2,144
 Registration fees                                                 14,348                12,338             11,431
 Directors fees                                                       377                   500                481
 Printing/Postage expense                                           1,186                 1,199              1,213
 Other                                                              3,005                 2,454              2,582
 Distribution fees - Investor Class                                 1,584                   996              9,235
 Distribution fees - C Class                                        3,481                 3,774              4,915
 Administrative services fees - Investor Class                      1,478                   939              9,234
                                                             -----------------------------------------------------
 NET EXPENSES                                                     431,701               265,063            199,292
                                                             -----------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                     728,348             2,632,911          1,208,815
                                                             -----------------------------------------------------
Realized and Unrealized Gains (Losses):
 Net realized gain (loss) on:
  Investments                                                  (4,180,090)            1,318,651          1,356,554
  Foreign exchange                                              1,392,906                    --                 --
 Change in unrealized appreciation
  (depreciation) of investments and foreign
  exchange                                                      6,903,567             3,118,130            215,575
                                                             -----------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)                     4,116,383             4,436,781          1,572,129
                                                             -----------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                            $  4,844,731          $  7,069,692        $ 2,780,944
==================================================================================================================





--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 54

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                           SHORT-INTERMEDIATE         MORTGAGE     U.S. GOVERNMENT
                                                             FIXED-INCOME            SECURITIES         MONEY
------------------------------------------------------------------------------------------------------------------
Investment Income:
 Interest                                                    $  1,361,819          $  3,250,169       $  7,220,034
                                                             -----------------------------------------------------
 TOTAL INVESTMENT INCOME                                        1,361,819             3,250,169          7,220,034
                                                             -----------------------------------------------------
Expenses:
 Management fees (Note 3)                                          95,276               308,246            447,954
 Money managers fees (Note 3)                                      14,436               162,685                 --
 Transfer agent & administration fees (Note 3)                     41,711               120,997            331,923
 Fund accounting fees                                               9,927                37,227            132,749
 Legal fees                                                         4,359                14,945             97,661
 Audit fees                                                         3,295                11,312             74,284
 Custodian fees                                                     1,727                27,567             17,792
 Registration fees                                                 11,713                14,967             25,140
 Directors fees                                                       444                 1,460              9,932
 Printing/Postage expense                                           1,067                 3,687             24,585
 Shareholder services fees                                             --                    --          1,399,862
 Other                                                              2,489                 6,232             37,780
 Distribution fees - Investor Class                                 8,944                 2,388             25,388
 Distribution fees - C Class                                        7,298                 5,465              1,131
 Administrative services fees - Investor Class                      8,584                 2,330             25,388
                                                             -----------------------------------------------------
 NET EXPENSES                                                     211,270               719,508          2,651,569
                                                             -----------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                   1,150,549             2,530,661          4,568,465
                                                             -----------------------------------------------------
Realized and Unrealized Gains (Losses):
 Net realized gain (loss) on:
  Investments                                                     392,024             2,861,035                 --
  Futures                                                              --              (705,042)                --
 Change in unrealized appreciation
  (depreciation) of investments and futures                         4,870            (2,305,909)                --
 Change in unrealized appreciation
  (depreciation) of written options                                    --                (1,123)                --
                                                             -----------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)                       396,894              (151,039)                --
                                                             -----------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                            $  1,547,443          $  2,379,622       $  4,568,465
==================================================================================================================





--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 55

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                            ACCESSOR INCOME      ACCESSOR INCOME &  ACCESSOR BALANCED
                                                               ALLOCATION        GROWTH ALLOCATION      ALLOCATION
---------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investment company shares                   $    229,539          $    151,038       $    292,066
  Interest                                                         12,243                 5,674              8,441
                                                             -----------------------------------------------------
  TOTAL INVESTMENT INCOME                                         241,782               156,712            300,507
                                                             -----------------------------------------------------
Expenses:
  Management fees (Note 3)                                          6,012                 4,726             10,579
  Fund accounting fees                                                974                 1,006              1,562
  Legal fees                                                          780                   539              1,241
  Audit fees                                                          973                   539              1,457
  Custodian fees                                                      379                   420                839
  Registration fees                                                 4,659                 4,748              5,128
  Directors fees                                                       76                    56                126
  Printing/Postage expense                                             78                    68                101
  Other                                                                20                    16                 35
  Distribution fees - Investor Class                                3,949                 4,190              8,307
  Distribution fees - C Class                                         114                   330              3,376
  Administrative services fees - Investor Class                     3,949                 4,190              8,307
                                                             -----------------------------------------------------
  Gross expenses                                                   21,963                20,828             41,058
  Less expenses paid directly by the Advisor                       (7,939)               (7,392)           (10,489)
                                                             -----------------------------------------------------
  NET EXPENSES                                                     14,024                13,436             30,569
                                                             -----------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                    227,758               143,276            269,938
                                                             -----------------------------------------------------
Realized and Unrealized Gains (Losses):
  Realized gain (loss) on sales of investment
   company shares                                                  42,310                11,365             46,493
  Change in unrealized appreciation
   (depreciation) of investments                                  154,134               482,381          1,460,861
                                                             -----------------------------------------------------
  NET REALIZED AND UNREALIZED GAINS (LOSSES)                      196,444               493,746          1,507,354
                                                             -----------------------------------------------------
  NET INCREASE (DECREASE) FROM OPERATIONS                    $    424,202          $    637,022       $  1,777,292
==================================================================================================================





--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 56

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                        ACCESSOR GROWTH &    ACCESSOR GROWTH   ACCESSOR AGGRESSIVE
                                                        INCOME ALLOCATION       ALLOCATION      GROWTH ALLOCATION
------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends from investment company shares                    $    253,431          $    255,755        $    40,082
 Interest                                                           6,480                 1,342              1,040
                                                             -----------------------------------------------------
 TOTAL INVESTMENT INCOME                                          259,911               257,097             41,122
                                                             -----------------------------------------------------
Expenses:
 Management fees (Note 3)                                          10,304                13,532              7,527
 Fund accounting fees                                               1,548                 1,743              1,085
 Legal fees                                                         1,232                 1,710                932
 Audit fees                                                         1,633                 2,501              1,396
 Custodian fees                                                       545                   840                449
 Registration fees                                                  5,408                 5,980              4,777
 Directors fees                                                       124                   166                 90
 Printing/Postage expense                                             109                   138                 78
 Other                                                                 34                    43                 24
 Distribution fees - Investor Class                                 3,976                 8,955              8,314
 Distribution fees - C Class                                        3,349                   781                 97
 Administrative services fees - Investor Class                      3,976                 8,955              8,314
                                                             -----------------------------------------------------
 Gross expenses                                                    32,238                45,344             33,083
 Less expenses paid directly by the Advisor                       (10,633)              (13,121)            (8,831)
                                                             -----------------------------------------------------
 NET EXPENSES                                                      21,605                32,223             24,252
                                                             -----------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                     238,306               224,874             16,870
                                                             -----------------------------------------------------
Realized and Unrealized Gains (Losses):
 Realized gain (loss) on sales of investment
  company shares                                                   57,857               (41,088)               765
 Change in unrealized appreciation
  (depreciation) of investments                                 1,561,818             2,577,876          1,597,304
                                                             -----------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS (LOSSES)                     1,619,675             2,536,788          1,598,069
                                                             -----------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS                      $ 1,857,981          $  2,761,662       $  1,614,939
==================================================================================================================





--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 57

                      STATEMENTS OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                              GROWTH                             VALUE
                                                   ----------------------------      ----------------------------
                                                    PERIOD ENDED    YEAR ENDED        PERIOD ENDED    YEAR ENDED
                                                   JUNE 30, 2003  DEC. 31, 2002      JUNE 30, 2003  DEC. 31, 2002
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income (loss)                      $    246,316   $    409,700       $    356,986   $    955,203
 Net realized loss on investments and futures        (4,260,181)   (15,547,897)        (3,297,203)   (29,080,621)
 Change in net unrealized appreciation
  (depreciation) of investments                      12,289,781    (27,429,912)        10,975,109     (4,000,592)
                                                   -------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS              8,275,916    (42,568,109)         8,034,892    (32,126,010)

Distributions From:
 Net investment income
  Advisor Class                                        (274,746)      (349,559)          (359,844)      (877,524)
  Investor Class                                             --             (8)           (10,106)       (61,450)
  C Class                                                  (740)            --               (808)            --
                                                   -------------------------------------------------------------
                                                       (275,486)      (349,567)          (370,758)      (938,974)
                                                   -------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                       (275,486)      (349,567)          (370,758)      (938,974)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                          9,445,373     51,613,987          7,453,910     34,325,871
 Reinvestment of distributions                          108,369        150,618             99,889        297,624
 Cost of redemptions                                (17,082,958)   (98,044,845)       (16,189,183)   (69,704,662)
                                                   -------------------------------------------------------------
 NET DECREASE FROM CAPITAL share
  TRANSACTIONS                                       (7,529,216)   (46,280,240)        (8,635,384)   (35,081,167)
                                                   -------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS                471,214    (89,197,916)          (971,250)   (68,146,151)

Net Assets:
 Beginning of period                                100,868,489    190,066,405         75,202,035    143,348,186
                                                   -------------------------------------------------------------
 End of period                                      101,339,703    100,868,489         74,230,785     75,202,035
================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME               $     30,963   $     60,133       $      2,457   $     16,229







--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 58

                      STATEMENTS OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                         SMALL TO MID CAP                INTERNATIONAL EQUITY
                                                   ----------------------------      ----------------------------
                                                    PERIOD ENDED    YEAR ENDED        PERIOD ENDED    YEAR ENDED
                                                   JUNE 30, 2003  DEC. 31, 2002      JUNE 30, 2003  DEC. 31, 2002
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income (loss)                      $    147,707   $    (98,361)      $    728,348   $    530,218
 Net realized loss on investments and
  foreign currency                                  (12,860,961)   (10,094,782)        (2,787,184)    (7,703,426)
 Change in net unrealized appreciation
  (depreciation) of investments                      30,035,525    (12,680,459)         6,903,567     (5,388,015)
                                                   -------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS             17,322,271    (22,873,602)         4,844,731    (12,561,223)

Distributions From:
 Net investment income
  Advisor Class                                        (146,696)            --                 --             --
  Investor Class                                             --             --                 --             --
  C Class                                                    --             --                 --             --
                                                       (146,696)            --                 --             --
                                                   -------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                       (146,696)            --                 --             --
                                                   -------------------------------------------------------------
Capital Share Transactions (Note 4):
 Proceeds from subscriptions                         13,437,124     55,788,270          6,883,891     84,474,673
 Reinvestment of distributions                           43,362             --                 --             --
 Cost of redemptions                                (23,371,875)  (109,440,872)       (10,498,165)  (115,410,340)
                                                   -------------------------------------------------------------
 NET DECREASE FROM CAPITAL SHARE
  TRANSACTIONS                                       (9,891,389)   (53,652,602)        (3,614,274)   (30,935,667)
                                                   -------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS              7,284,186    (76,526,204)         1,230,457    (43,496,890)

Net Assets:
 Beginning of period                                112,288,967    188,815,171         61,440,987    104,937,877
                                                   -------------------------------------------------------------
 End of period                                      119,573,153    112,288,967         62,671,444     61,440,987
================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME               $      1,011   $         --       $    728,348   $         --







--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 59

                      STATEMENTS OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                          HIGH YIELD BOND              INTERMEDIATE FIXED-INCOME
                                                   ----------------------------      ----------------------------
                                                    PERIOD ENDED    YEAR ENDED        PERIOD ENDED    YEAR ENDED
                                                   JUNE 30, 2003  DEC. 31, 2002      JUNE 30, 2003  DEC. 31, 2002
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                             $  2,632,911   $  4,061,314       $  1,208,815   $  3,008,983
 Net realized gain (loss) on investments              1,318,651     (2,441,292)         1,356,554      1,017,286
 Change in net unrealized appreciation
  (depreciation) of investments                       3,118,130       (713,867)           215,575      2,610,960
                                                   -------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                         7,069,692        906,155          2,780,944      6,637,229

Distributions From:
 Net investment income
  Advisor Class                                      (2,564,076)    (3,661,175)        (1,033,453)    (2,611,052)
  Investor Class                                        (35,122)      (400,139)          (156,326)      (391,919)
  C Class                                               (34,542)            --            (19,507)            --
                                                   -------------------------------------------------------------
                                                     (2,633,740)    (4,061,314)        (1,209,286)    (3,002,971)
 Net realized gain on investments
  Advisor Class                                              --             --                 --       (624,496)
  Investor Class                                             --             --                 --        (95,346)
  C Class                                                    --             --                 --             --
                                                   -------------------------------------------------------------
                                                             --             --                 --       (719,842)
 Return of Capital
  Advisor Class                                              --        (14,712)                --             --
  Investor Class                                             --         (1,690)                --             --
  C Class                                                    --             --                 --             --
                                                    ------------------------------------------------------------
                                                             --        (16,402)                --             --
                                                    ------------------------------------------------------------
NET DECREASE FROM DISTRIBUTIONS                      (2,633,740)    (4,077,716)        (1,209,286)    (3,722,813)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                          9,148,407     38,774,135          6,140,696     35,710,274
 Reinvestment of distributions                          265,353        535,117            229,512      1,170,771
 Cost of redemptions                                (23,797,351)   (17,478,278)       (19,175,140)   (34,569,337)
                                                   --------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                                (14,383,591)    21,830,974        (12,804,932)     2,311,708
                                                    ------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (9,947,639)    18,659,413        (11,233,274)     5,226,124

Net Assets:
 Beginning of period                                 59,021,320     40,361,907         58,479,660     53,253,536
                                                   -------------------------------------------------------------
 End of period                                       49,073,681     59,021,320         47,246,386     58,479,660
================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME               $       (829)  $         --       $       (114)   $       357







--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 60

                      STATEMENTS OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                  SHORT-INTERMEDIATE FIXED-INCOME         MORTGAGE SECURITIES
                                                  -------------------------------    ----------------------------
                                                    PERIOD ENDED    YEAR ENDED        PERIOD ENDED    YEAR ENDED
                                                   JUNE 30, 2003  DEC. 31, 2002      JUNE 30, 2003  DEC. 31, 2002
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                             $  1,150,549   $  2,678,008       $  2,530,661   $  7,057,395
 Net realized gain (loss) on investments                392,024       (386,187)         2,155,993      1,271,912
 Change in net unrealized appreciation
  (depreciation) of investments                           4,870      1,541,470         (2,307,032)     2,815,470
                                                   -------------------------------------------------------------
 NET INCREASE FROM OPERATIONS                         1,547,443      3,833,291          2,379,622     11,144,777

Distributions From:
 Net investment income
  Advisor Class                                        (956,292)    (2,350,079)        (2,371,557)    (6,003,541)
  Investor Class                                       (120,834)      (320,462)           (28,449)      (863,878)
  C Class                                               (21,341)            --            (10,193)            --
                                                   -------------------------------------------------------------
                                                     (1,098,467)    (2,670,541)        (2,410,199)    (6,867,419)
 Net realized gain on investments
  Advisor Class                                              --             --           (354,134)      (895,154)
  Investor Class                                             --             --             (3,231)       (54,691)
  C Class                                                    --             --                 --             --
                                                    ------------------------------------------------------------
                                                             --             --           (357,365)      (949,845)
                                                    ------------------------------------------------------------
NET DECREASE FROM DISTRIBUTIONS                      (1,098,467)    (2,670,541)        (2,767,564)    (7,817,264)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                         23,322,166     27,298,736         25,831,453    102,101,855
 Reinvestment of distributions                          209,549        490,088            823,071      1,654,491
 Cost of redemptions                                 (4,960,210)   (41,753,263)       (25,972,535)   (59,767,683)
                                                   -------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                                 18,571,505    (13,964,439)           681,989     43,988,663
                                                   -------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS             19,020,481    (12,801,689)           294,047     47,316,176

Net Assets:
 Beginning of period                                 50,698,897     63,500,586        176,745,427    129,429,251
                                                   -------------------------------------------------------------
 End of period                                       69,719,378     50,698,897        177,039,474    176,745,427
================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME               $     56,880   $      4,798       $    120,462   $         --







--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 61

                      STATEMENTS OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

-----------------------------------------------------------------------------
                                                   U.S. GOVERNMENT MONEY
                                            ---------------------------------
                                               PERIOD ENDED       YEAR ENDED
                                              JUNE 30, 2003     DEC. 31, 2002
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                      $      4,568,465    $   15,687,643
                                            ----------------------------------
 NET INCREASE FROM OPERATIONS                      4,568,465        15,687,643

Distributions From:
 Net investment income
  Advisor Class                                   (4,534,595)      (15,582,318)
  Investor Class                                     (33,166)         (105,325)
  C Class                                               (704)               --
                                            ----------------------------------
                                                  (4,568,465)      (15,687,643)
                                            ----------------------------------
 NET DECREASE FROM DISTRIBUTIONS                  (4,568,465)      (15,687,643)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                   1,428,909,564     2,349,481,394
 Reinvestment of distributions                       191,137           685,954
 Cost of redemptions                          (1,498,098,044)   (2,266,766,807)
                                            ----------------------------------
 NET INCREASE  (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                             (68,997,343)       83,400,541
                                            ----------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS         (68,997,343)       83,400,541

Net Assets:
 Beginning of period                           1,270,456,967     1,187,056,426
                                            ----------------------------------
 End of period                                 1,201,459,624     1,270,456,967
==============================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME        $             --    $           --








--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 62

                      STATEMENTS OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                            ACCESSOR                      ACCESSOR INCOME &
                                                        INCOME ALLOCATION                 GROWTH ALLOCATION
                                                   ----------------------------      ----------------------------
                                                    PERIOD ENDED    YEAR ENDED        PERIOD ENDED    YEAR ENDED
                                                   JUNE 30, 2003  DEC. 31, 2002      JUNE 30, 2003  DEC. 31, 2002
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                             $    227,758   $    531,550       $    143,276   $    209,970
 Net realized gain on investments                        42,310         21,767             11,365         21,846
 Change in net unrealized appreciation
  (depreciation) of investments                         154,134        100,298            482,381       (392,840)
                                                   -------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS                424,202        653,615            637,022       (160,430)

Distributions From:
 Net investment income
  Advisor Class                                        (171,285)      (441,699)          (101,593)      (107,562)
  Investor Class                                        (54,440)       (89,851)           (44,996)      (102,408)
  C Class                                                  (299)            --             (1,059)            --
                                                   -------------------------------------------------------------
                                                       (226,024)      (531,550)          (147,648)      (209,970)
 From net realized gain on investments
  Advisor Class                                              --        (17,057)              (331)        (8,757)
  Investor Class                                             --         (4,710)              (162)        (6,567)
  C Class                                                    --             --                 --             --
                                                   -------------------------------------------------------------
                                                             --        (21,767)              (493)       (15,324)
 In excess of net realized gain on investments
  Advisor Class                                              --         (3,168)                --             --
  Investor Class                                             --           (645)                --             --
  C Class                                                    --             --                 --             --
                                                   -------------------------------------------------------------
                                                             --         (3,813)                --             --
 Return of capital
  Advisor Class                                              --         (3,677)                --             --
  Investor Class                                             --           (748)                --             --
  C Class                                                    --             --                 --             --
                                                   -------------------------------------------------------------
                                                             --         (4,425)                --             --
                                                   -------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                       (226,024)      (561,555)          (148,141)      (225,294)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                          3,473,387      5,917,135          2,855,176      5,585,596
 Reinvestment of distributions                          124,996        216,590             91,051        209,958
 Cost of redemptions                                 (3,905,536)    (7,824,991)        (1,551,213)    (3,038,289)
                                                   -------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                                   (307,153)    (1,691,266)         1,395,014      2,757,265
                                                   -------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS               (108,975)    (1,599,206)         1,883,895      2,371,541

Net Assets:
 Beginning of period                                 12,530,269     14,129,475          8,698,474      6,326,933
                                                   -------------------------------------------------------------
 End of period                                       12,421,294     12,530,269         10,582,369      8,698,474
================================================================================================================

    UNDISTRIBUTED NET INVESTMENT INCOME            $      1,734   $         --       $     (4,865)  $         --

--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 63

                      STATEMENTS OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                            ACCESSOR                      ACCESSOR GROWTH &
                                                       BALANCED ALLOCATION                INCOME ALLOCATION
                                                   ----------------------------      ----------------------------
                                                    PERIOD ENDED    YEAR ENDED        PERIOD ENDED    YEAR ENDED
                                                   JUNE 30, 2003  DEC. 31, 2002      JUNE 30, 2003  DEC. 31, 2002
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income                             $    269,938   $    468,892       $    238,306   $    473,563
 Net realized gain on investments                        46,493         33,222             57,857         18,535
 Change in net unrealized appreciation
  (depreciation) of investments                       1,460,861     (2,003,592)         1,561,818     (2,795,216)
                                                   -------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS              1,777,292     (1,501,478)         1,857,981     (2,303,118)

Distributions From:
 Net investment income
  Advisor Class                                        (187,960)      (308,116)          (201,498)      (425,977)
  Investor Class                                        (72,585)      (144,573)           (29,417)       (47,586)
  C Class                                                (8,009)            --             (7,640)            --
                                                   -------------------------------------------------------------
                                                       (268,554)      (452,689)          (238,555)      (473,563)
 Net realized gain on investments
  Advisor Class                                          (1,346)       (22,161)                --        (15,048)
  Investor Class                                           (608)       (12,024)                --         (2,252)
  C Class                                                    --             --                 --             --
                                                   -------------------------------------------------------------
                                                         (1,954)       (34,185)                --        (17,300)
                                                   -------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                       (270,508)      (486,874)          (238,555)      (490,863)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                          6,728,457      9,371,674          4,330,152      7,771,053
 Reinvestment of distributions                          225,629        467,703            210,920        478,275
 Cost of redemptions                                 (2,905,213)    (5,963,222)        (2,365,280)    (6,661,734)
                                                   -------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE
  TRANSACTIONS                                        4,048,873      3,876,155          2,175,792      1,587,594
                                                   -------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS              5,555,657      1,887,803          3,795,218     (1,206,387)

Net Assets:
 Beginning of period                                 18,582,406     16,694,603         19,785,145     20,991,532
                                                   -------------------------------------------------------------
 End of period                                       24,138,063     18,582,406         23,580,363     19,785,145
================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME               $     17,587   $     16,203       $       (249)  $         --




--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 64

                      STATEMENTS OF CHANGES IN NET ASSETS
                                   (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                             ACCESSOR                   ACCESSOR AGGRESSIVE
                                                        GROWTH ALLOCATION                GROWTH ALLOCATION
                                                   ----------------------------      ----------------------------
                                                    PERIOD ENDED    YEAR ENDED        PERIOD ENDED    YEAR ENDED
                                                   JUNE 30, 2003  DEC. 31, 2002      JUNE 30, 2003  DEC. 31, 2002
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

From Operations:
 Net investment income (loss)                      $    224,874   $    448,125       $     16,870   $     11,239
 Net realized gain (loss) on investments                (41,088)       (12,003)               765       (195,407)
 Change in net unrealized appreciation
  (depreciation) of investments                       2,577,876     (5,777,808)         1,597,304     (3,757,842)
                                                   -------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS              2,761,662     (5,341,686)         1,614,939     (3,942,010)

Distributions From:
 Net investment income
  Advisor Class                                        (177,292)      (358,751)           (16,870)       (11,213)
  Investor Class                                        (46,575)       (89,374)                --             --
  C Class                                                (1,022)            --                 --
                                                   -------------------------------------------------------------
                                                       (224,889)      (448,125)           (16,870)       (11,213)
 In excess of net realized gain on investments
  Advisor Class                                              --         (8,419)                --         (6,590)
  Investor Class                                             --         (2,983)                --         (5,563)
  C Class                                                    --             --                 --             --
                                                   -------------------------------------------------------------
                                                             --        (11,402)                --        (12,153)
 Return of capital
  Advisor Class                                              --         (1,961)                --             --
  Investor Class                                             --           (488)                --             --
  C Class                                                    --             --                 --             --
                                                   -------------------------------------------------------------
                                                             --         (2,449)                --             --
                                                   -------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                       (224,889)      (461,976)           (16,870)       (23,366)

Capital Share Transactions (Note 4):
 Proceeds from subscriptions                          3,686,210      9,327,970          1,860,893      5,573,401
 Reinvestment of distributions                          215,169        450,665             16,814         23,330
 Cost of redemptions                                 (3,541,605)    (8,892,388)        (1,202,101)    (6,298,605)
                                                   -------------------------------------------------------------
 NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS                                    359,774        886,247            675,606       (701,874)
                                                   -------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS              2,896,547     (4,917,415)         2,273,675     (4,667,250)

Net Assets:
 Beginning of period                                 27,181,636     32,099,051         14,625,191     19,292,441
                                                   -------------------------------------------------------------
 End of period                                       30,078,183     27,181,636         16,898,866     14,625,191
================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME              $         (15)  $         --       $         26   $         26




--------------------------------------------------------------------------------
Please see "Notes to Financial Statements" for further information.
--------------------------------------------------------------------------------

                                  accessor 65

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 15 diversified investment funds (individually, a "Fund", collectively, the "Funds"): Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), and U.S. Government Money Fund (the "Money Fund"); and the Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund offers three classes of shares, Advisor Class Shares, Investor Class Shares and C Class Shares. Each class of shares has identical rights and privileges except with respect to expenses specific to each class, and voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

--------------------------------------------------------------------------------
2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Actual results could differ from those estimates.

>    SECURITY VALUATION
Net Asset Value ("NAV") per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 pm EST. The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests may change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent bid quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.
     Investments in the Money Fund and short-term investments with original maturities of 60 days or less are valued at amortized cost, which approximates market value.
     Mutual fund investments in the Accessor Allocation Funds are valued at the closing net asset value per share.
     An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. If a security's value has been materially affected by events occurring after the close of the exchange or market for which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Directors believes more accurately reflects fair value.

>    SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal Income Tax regulations. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

>    FOREIGN CURRENCY TRANSACTIONS
The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are payable in a foreign currency. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and accessor 66

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

expense payments are translated into U.S. dollars at the rate on the dates of the transactions.
     Reported net realized foreign exchange gains or losses arise from sales of securities denominated in foreign currencies, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amount of income or expenses initially recorded on each of the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.
     The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

>    OFF-BALANCE SHEET RISK
The Funds (other than the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.
     The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

>    FUTURES CONTRACTS
The Funds (other than the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

>    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

>    OPTIONS TRANSACTIONS
The Funds (other than the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.
     When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's accessor 67

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
     When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

>    REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements (agreements to purchase securities-- generally securities of the U.S. Government, its agencies or instrumentalities-- subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

>    DISTRIBUTIONS TO SHAREHOLDERS
     Distributions from net investment income are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds and the Accessor Income Allocation Fund; declared and paid quarterly for the Equity Funds and the other Accessor Allocation Funds; declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.
     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

>    FEDERAL INCOME TAXES
     It is each Fund's intention to comply with the requirements of the Internal Revenue Code (the "Code") to qualify as a regulated investment company and distribute substantially all of its taxable income and net realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Funds will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.
     Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in these financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying financial statements. Net investment losses, for tax purposes, are reclassified to paid-in-capital.

>    FORWARD COMMITMENTS
The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a future date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment" or "TBA") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three accessor 68

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.
     The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

>    OTHER
Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

>    RESTRICTED SECURITIES
The Funds (other than the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at June 30, 2003 is detailed in the Schedules of Investments, as applicable.

>    COMMISSION RECAPTURE
Certain Funds directed portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statement of Operations.

>    REDEMPTION FEES
Shares exchanged or redeemed from Growth, Value, Small to Mid Cap, International Equity and High Yield Bond Funds within 90 days from the date of purchase are subject to a redemption fee equal to 2% of the proceeds of the redeemed or exchanged shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in-capital.






                                  accessor 69

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

3. RELATED PARTY TRANSACTIONS

>    MANAGER
Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital"). Pursuant to this agreement, Accessor Capital operates or administers the provision of all general management, investment advisory and management services for the Funds. Accessor Capital also directly manages the U.S. Government Money Fund and the Accessor Allocation Funds. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Fund.

--------------------------------------------------------------------------------
        ACCESSOR FUNDS                              ANNUAL MANAGEMENT FEE
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
        Growth                                               0.45%
        Value                                                0.45
        Small to Mid Cap                                     0.60
        International Equity                                 0.55
        High Yield Bond                                      0.36
        Intermediate Fixed-Income                            0.33
        Short-Intermediate Fixed-Income                      0.33
        Mortgage Securities                                  0.36
        U.S. Government Money                                0.08
        Income Allocation                                    0.10
        Income & Growth Allocation                           0.10
        Balanced Allocation                                  0.10
        Growth & Income Allocation                           0.10
        Growth Allocation                                    0.10
        Aggressive Growth Allocation                         0.10
================================================================================

Accessor Funds has obtained an exemptive order from the Securities and Exchange Commission that allows the Accessor Allocation Funds to enter into an agreement with the Equity, International, Bond and Money Funds ("Underlying Funds"), under which the Underlying Funds will pay the expenses of the Accessor Allocation Funds (other than the Accessor Allocation Funds' direct management fees, distribution and service fees and administrative services fees) to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Accessor Allocation Funds. To the extent these expenses are not paid by the Underlying Funds, Accessor Capital has agreed to pay these expenses for the fiscal year ended December 31 2003. None of the expenses incurred by the Allocation Funds for the period ended June 30, 2003, were paid by the Underlying Funds. The expenses paid by Accessor Capital are reflected in the Statement of Operations for the respective Allocation Fund.

>    MONEY MANAGERS
Each Fund's assets (other than the Money Fund and the Accessor Allocation Funds) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. For the first five complete calendar quarters of management by its Money Manager, each Fund will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Fund managed by such Money Manager. This fee has two components, the Basic Fee and the Fund Management Fee. Commencing with the sixth calendar quarter of management for each Fund (other than the Small to Mid Cap Fund), the Money Manager fee consists of two components, the Basic Fee and the Performance Fee. The Money Manager of the Small to Mid Cap Fund will receive only a Performance Fee.
     The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of Accessor Funds' Board of Directors:


                                  accessor 70

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

FUND                            INDEX
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Growth                          S&P 500/BARRA Growth Index
Value                           S&P 500/BARRA Value Index
Small to Mid Cap                Wilshire 4500 Index
International Equity            Morgan Stanley Capital International EAFE(R)
                                  + EMF Index
High Yield Bond                 Lehman Brothers U.S. Corporate High Yield Index
Intermediate Fixed-Income       Lehman Brothers Government/Credit Index
Short-Intermediate Fixed-Income Lehman Brothers Government/Credit 1-5 Year Index
Mortgage Securities             Lehman Brothers Mortgage-Backed Securities Index

================================================================================

    For the period ended June 30, 2003, the following Basic Fees, Fund Management Fees and Performance Fees were calculated based on the average daily net assets of the Funds:

--------------------------------------------------------------------------------
                                                  FUND
                                     BASIC     MANAGEMENT   PERFORMANCE    TOTAL
    FUND                 QUARTER      FEE         FEE           FEE         FEE
----- - - - - - - - - -- - - - - - - - - - -  - - - - - -  - - - - - -  - - - -
    Growth               First        0.10%         -            -         0.15%
                         Second       0.10%         -            -         0.10%

    Value                First        0.10%          -           -         0.10%
                         Second       0.10%         -            -         0.10%

    Small to Mid Cap     First          -           -            -         0.42%
                         Second         -           -            -         0.35%

    International        First        0.20%       0.20%          -         0.40%
    Equity               Second       0.20%       0.20%          -         0.40%

    High Yield           First        0.07%         -          0.22%       0.29%
    Bond                 Second       0.07%         -          0.22%       0.29%

    Intermediate         First        0.05%         -            -         0.05%
    Fixed-Income         Second       0.05%         -            -         0.05%

    Short-Intermediate   First        0.05%         -            -         0.05%
    Fixed-Income         Second       0.05%         -            -         0.05%

    Mortgage             First        0.07%         -          0.12%       0.19%
    Securities           Second       0.07%         -          0.16%       0.23%

================================================================================

>    DISTRIBUTION AND SERVICE PLAN
Accessor Funds has adopted a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Class Shares and C Class Shares of each Fund to compensate third party intermediaries or other service organizations each month for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of this plan, Accessor Funds will pay third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.
     The maximum amount payable to service organizations under the Distribution and Service Plan, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares and 0.75% of the average daily net assets of each Fund for distribution and 0.25% of the average daily net assets of each Fund for shareholder service fees attributable to C Class Shares, respectively.

>    DISTRIBUTOR
Effective December 30, 2002, ALPS Distributors, Inc. is the distributor of the Funds. Accessor Funds' distribution and service plans for the Investor Class shares and the C Class shares allow each class to pay distribution and service fees to ALPS Distributors, which may pay some or all of these fees to financial intermediaries for the sales and distribution-related activities and for accessor 71

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

providing non-distribution related shareholder services. In the aggregate, these fees will not exceed 0.25% annually of the Investor Class' average daily net assets and 1.00% annually of the C Class average daily net assets. The distribution and service fee is paid to each financial intermediary that enters into a selling agreement with ALPS Distributors based on the average daily net assets of accounts attributable to such intermediary.
     Further, under the C Class distribution and service plan, ALPS Distributors will retain the first year of the 1.00% annual fees where ALPS Distributors pays financial intermediaries the annual fees upon the purchase of C Class shares. ALPS Distributors may retain the distribution and service fee for accounts not attributable to a broker-dealer. Certain C Class shares are subject to a 1.00% contingent deferred sales charge ("CDSC") for shares sold within one year after the date of purchase. Any CDSC is paid to ALPS Distributors. ALPS Distributors may remit portions of the CDSC to Accessor Capital to compensate Accessor Capital for financing the 1.00% up-front payment of the distribution and service fees to broker-dealers pursuant to certain C Class financing and servicing agreements between ALPS Distributors and Accessor Capital

>    DEFENSIVE DISTRIBUTION AND SERVICE PLAN
Accessor Funds has adopted a Defensive Distribution and Service Plan contemplated under Rule 12b-1 of the Investment Company Act of 1940 with respect to Advisor Class Shares of the Underlying Funds to allow Accessor Capital the ability to pay for distribution-related expenses out of its profits. The Defensive Distribution and Service Plan was approved by the shareholders of the Advisor Class shares of the Underlying Funds at a meeting of shareholders held April 29, 2002.

>    ACM ADMINISTRATIVE PLAN
Accessor Funds has adopted an ACM Administrative Plan (formerly Shareholder Services Plan) with respect to Advisor Class, Investor Class and C Class shares of the Money Fund. Pursuant to the ACM Administrative Plan, Accessor Funds will pay Accessor Capital for certain administrative, informational and support services to investors who may from time to time beneficially own Money Fund shares either directly or through omnibus accounts. The maximum amount payable to Accessor Capital is 0.25% of the average daily net assets of the Advisor, Investor, and C Class shares of the Money Fund , respectively; provided, however, that the Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class or C Class shares that will be allocated under the Accessor Funds' Distribution and Service Plans or any non-distribution related amounts for the Investor Class Shares that will be allocated under the Accessor Funds' Administrative Services Plan.

>    ADMINISTRATIVE SERVICES PLAN
Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund to reimburse third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under Accessor Funds' Distribution and Service Plan.

>    TRANSFER AGENT AND ADMINISTRATION
Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of each Fund's average daily net assets, as well as a transaction fee (0.50 per transaction) and the reimbursement of out-of-pocket expenses, with the exception of the Accessor Allocation Funds, for which no fee is charged.

>    DIRECTOR FEES AND EXPENSES
The Funds do not pay any compensation directly to its officers or directors who are directors, officers or employees of Accessor Capital or its affiliates. Each other director receives a fee of $3,000 for each meeting of the Board of Directors attended. Reasonable expenses of the Board are reimbursed by the Funds.


                                  accessor 72

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

4.   SHARES OF STOCK

     Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 15 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                            ADVISOR CLASS                INVESTOR CLASS                   C CLASS
                                    --------------------------   ---------------------------   ---------------------------
    FUND                               SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 GROWTH

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                      446,055   $  7,900,178         12,686   $    216,937         77,262   $  1,328,258
 Shares issued on reinvestment
  of distributions                        6,090        107,829             --             --             31            540
 Shares redeemed                       (887,135)   (15,585,322)       (70,376)    (1,204,134)       (16,522)      (293,502)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)               (434,990)  $ (7,577,315)       (57,690)  $   (987,197)        60,771   $  1,035,296

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                    2,392,209   $ 47,869,836        145,923   $  3,011,209         42,762   $    732,942
 Shares issued on reinvestment
  of distributions                        8,259        150,618             --             --             --             --
 Shares redeemed                     (3,837,101)   (75,896,875)    (1,262,062)   (22,147,970)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)             (1,436,633)  $(27,876,421)    (1,116,139)  $(19,136,761)        42,762   $    732,942

--------------------------------------------------------------------------------------------------------------------------

 VALUE

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                      437,602   $  6,006,045         10,428   $    145,630         97,362   $  1,302,235
 Shares issued on reinvestment
  of distributions                        6,433         91,923            524          7,301             44            665
 Shares redeemed                     (1,080,387)   (15,120,211)       (54,340)      (729,832)       (24,475)      (339,140)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)               (636,352)  $ (9,022,243)       (43,388)  $   (576,901)        72,931   $    963,760

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                    1,842,004   $ 29,015,982        282,086   $  4,670,820         46,922   $    639,069
 Shares issued on reinvestment
  of distributions                       19,563        281,367          1,178         16,257             --             --
 Shares redeemed                     (3,088,657)   (47,615,597)    (1,601,681)   (22,089,065)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)             (1,227,090)  $(18,318,248)    (1,318,417)  $(17,401,988)        46,922   $    639,069

--------------------------------------------------------------------------------------------------------------------------

 SMALL TO MID CAP

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                      819,057   $ 12,171,033          9,661   $    140,786         77,573   $  1,125,305
 Shares issued on reinvestment
  of distributions                        2,949         43,362             --             --             --             --
 Shares redeemed                     (1,487,474)   (22,507,943)       (43,232)      (606,451)       (16,986)      (257,481)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)               (665,468)  $(10,293,548)       (33,571)  $  (465,665)         60,587   $    867,824

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                    3,257,325   $ 53,926,148         84,401   $  1,358,768         34,429   $    503,354
 Shares issued on reinvestment
  of distributions                           --             --             --             --             --             --
 Shares redeemed                     (5,293,943)   (86,503,256)    (1,441,541)   (22,937,616)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)             (2,036,618)  $(32,577,108)    (1,357,140)  $(21,578,848)        34,429   $    503,354

                                  accessor 73

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                            ADVISOR CLASS                INVESTOR CLASS                   C CLASS
                                    --------------------------   ---------------------------   ---------------------------
    FUND                               SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 INTERNATIONAL EQUITY

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                      627,720   $  5,743,932         77,080   $    726,377         42,833   $    413,582
 Shares issued on reinvestment
  of distributions                           --             --             --             --             --             --
 Shares redeemed                       (990,839)    (9,298,530)      (106,923)      (975,565)       (23,517)      (224,070)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)               (363,119)  $ (3,554,598)       (29,843)  $   (249,188)        19,316   $    189,512

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                    7,688,092   $ 81,771,088        211,809   $  2,068,152         65,917   $    635,433
 Shares issued on reinvestment
  of distributions                           --             --             --             --             --             --
 Shares redeemed                     (8,573,474)   (92,792,271)    (2,325,509)   (22,618,069)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)               (885,382)  $(11,021,183)    (2,113,700)  $(20,549,917)        65,917   $    635,433

--------------------------------------------------------------------------------------------------------------------------

 HIGH YIELD BOND

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                      843,294   $  8,710,943          2,565   $     26,032         40,390   $    411,432
 Shares issued on reinvestment
  of distributions                       20,636        210,707          3,219         32,790          2,135         21,856
 Shares redeemed                     (2,228,866)   (23,146,133)       (58,873)      (580,667)        (6,837)       (70,551)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)             (1,364,936)  $(14,224,483)       (53,089)  $   (521,845)        35,688   $    362,737

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                    3,701,459   $ 37,060,948        118,399   $  1,189,538         53,108   $    523,649
 Shares issued on reinvestment
  of distributions                       46,004        464,612          7,002         70,505             --             --
 Shares redeemed                       (825,148)    (8,256,054)      (917,558)    (9,222,224)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)              2,922,315   $ 29,269,506       (792,157)  $ (7,962,181)        53,108   $    523,649

--------------------------------------------------------------------------------------------------------------------------

 INTERMEDIATE FIXED-INCOME

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                      410,610   $  5,155,758         16,435   $    205,496         61,977   $    779,442
 Shares issued on reinvestment
  of distributions                       14,465        182,021          3,028         37,888            761          9,603
 Shares redeemed                     (1,457,273)   (18,289,365)       (53,886)      (678,317)       (16,296)      (207,458)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)             (1,032,198)  $(12,951,586)       (34,423)  $   (434,933)        46,442   $    581,587

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                    2,817,020   $ 34,251,619         68,918   $    837,159         49,919   $    621,496
 Shares issued on reinvestment
  of distributions                       80,041        979,986         15,562        190,785             --             --
 Shares redeemed                     (2,605,059)   (32,044,274)      (206,744)    (2,525,063)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)                292,002   $  3,187,331       (122,264)  $ (1,497,119)        49,919   $    621,496

                                  accessor 74

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                            ADVISOR CLASS                   INVESTOR CLASS                        C CLASS
                               --------------------------------  --------------------------------  --------------------------------
    FUND                               SHARES          AMOUNT         SHARES             AMOUNT           SHARES           AMOUNT
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 SHORT-INTERMEDIATE FIXED-INCOME

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                   1,700,377  $    21,002,694         14,071  $         174,137          173,394  $     2,145,335
 Shares issued on reinvestment
  of distributions                      14,541          179,493          1,773             21,703              675            8,353
 Shares redeemed                      (347,283)      (4,287,695)       (42,772)          (527,600)         (11,721)        (144,915)
                               ----------------------------------------------------------------------------------------------------
 Net increase (decrease)             1,367,635  $    16,894,492        (26,928) $        (331,760)         162,348  $     2,008,773

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                   2,104,354  $    25,624,937         87,396  $       1,067,367           49,183  $       606,432
 Shares issued on reinvestment
  of distributions                      34,544          419,864          5,781             70,224               --               --
 Shares redeemed                    (3,283,381)     (40,174,250)      (129,205)        (1,579,013)              --               --
                               ----------------------------------------------------------------------------------------------------
 Net increase (decrease)            (1,144,483) $   (14,129,449)       (36,028) $        (441,422)          49,183  $       606,432

-----------------------------------------------------------------------------------------------------------------------------------

 MORTGAGE SECURITIES

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                   1,882,575  $    24,506,779         33,586  $         436,650           68,290  $       888,024
 Shares issued on reinvestment
  of distributions                      61,266          796,160          1,762             22,688              325            4,223
 Shares redeemed                    (1,903,050)     (24,764,654)       (77,413)        (1,007,224)         (15,418)        (200,657)
                               ----------------------------------------------------------------------------------------------------
 Net increase (decrease)                40,791  $       538,285        (42,065) $        (547,886)          53,197  $       691,590

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                   6,903,675  $    89,418,930        938,530  $      12,052,255           48,513  $       630,670
 Shares issued on reinvestment
  of distributions                     114,207        1,472,466         14,113            182,025               --               --
 Shares redeemed                    (2,457,996)     (31,645,354)    (2,165,982)       (28,122,329)              --               --
                               ----------------------------------------------------------------------------------------------------
 Net increase (decrease)             4,559,886  $    59,246,042     (1,213,339) $     (15,888,049)          48,513  $       630,670

-----------------------------------------------------------------------------------------------------------------------------------

 U.S. GOVERNMENT MONEY

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed               1,416,730,068  $ 1,416,730,068     11,772,428  $      11,772,428          407,068  $       407,068
 Shares issued on reinvestment
  of distributions                     167,049          167,049         23,438             23,438              650              650
 Shares redeemed                (1,484,819,011)  (1,484,819,011)   (13,239,312)       (13,239,312)         (39,721)         (39,721)
                               ----------------------------------------------------------------------------------------------------
 Net increase (decrease)           (67,921,894) $   (67,921,894)    (1,443,446) $      (1,443,446)         367,997  $       367,997

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed               2,324,234,088  $ 2,324,234,087     24,945,593  $      24,945,592          301,715  $       301,715
 Shares issued on reinvestment
  of distributions                     634,159          634,159         51,795             51,795               --               --
 Shares redeemed                (2,252,345,728)  (2,252,345,727)   (14,421,082)       (14,421,080)              --               --
                               ----------------------------------------------------------------------------------------------------
 Net increase (decrease)            72,522,519  $    72,522,519     10,576,306  $      10,576,307          301,715  $       301,715

                                  accessor 75

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                            ADVISOR CLASS                INVESTOR CLASS                   C CLASS
                                    --------------------------   ---------------------------   ---------------------------
    FUND                               SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 INCOME ALLOCATION

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                      172,771   $  2,637,629         48,026   $    733,424          6,650   $    102,333
 Shares issued on reinvestment
  of distributions                        4,597         70,257          3,563         54,440             19            299
 Shares redeemed                       (234,843)    (3,578,494)       (21,226)      (325,642)           (91)        (1,400)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)                (57,475)  $   (870,608)        30,363   $   (462,222)         6,578   $    101,232

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                      281,203   $  4,251,659        110,385   $  1,664,476             66   $      1,000
 Shares issued on reinvestment
  of distributions                        8,251        124,587          6,092         92,003             --             --
 Shares redeemed                       (481,977)    (7,293,864)       (35,216)      (531,127)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)               (192,523)  $ (2,917,618)        81,261   $  1,225,352             66   $      1,000

--------------------------------------------------------------------------------------------------------------------------

 INCOME & GROWTH ALLOCATION

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                      163,059   $  2,218,132         29,777   $    404,953         16,729   $    232,091
 Shares issued on reinvestment
  of distributions                        3,253         44,834          3,280         45,158             75          1,059
 Shares redeemed                        (60,912)      (827,450)       (50,281)      (689,763)        (2,359)       (34,000)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)                105,400   $  1,435,516        (17,224)  $   (239,652)        14,445   $    199,150

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                      290,346   $  3,957,622        116,691   $  1,626,974             74   $      1,000
 Shares issued on reinvestment
  of distributions                        8,017        109,244          7,371        100,714             --             --
 Shares redeemed                        (86,651)    (1,187,933)      (132,290)    (1,850,356)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)                211,712   $  2,878,933         (8,228)  $   (122,668)            74   $      1,000

--------------------------------------------------------------------------------------------------------------------------

 BALANCED ALLOCATION

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                      327,987   $  4,132,661         75,513   $    948,002        130,336   $  1,647,794
 Shares issued on reinvestment
  of distributions                       11,379        144,428          5,787         73,192            622          8,009
 Shares redeemed                       (141,947)    (1,775,417)       (88,011)    (1,122,079)          (579)        (7,717)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)                197,419   $  2,501,672         (6,711)  $   (100,885)       130,379   $  1,648,086

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                      487,960   $  6,337,735        235,097   $  3,032,939             81   $      1,000
 Shares issued on reinvestment
  of distributions                       24,433        311,328         12,271        156,375             --             --
 Shares redeemed                       (269,354)    (3,455,016)      (194,959)    (2,508,206)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)                243,039   $  3,194,047         52,409   $    681,108             81   $      1,000

                                  accessor 76

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
                                            ADVISOR CLASS                INVESTOR CLASS                   C CLASS
                                    --------------------------   ---------------------------   ---------------------------
    FUND                               SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
 GROWTH & INCOME ALLOCATION

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                      140,229   $  1,680,908         58,035   $    687,199        161,403   $  1,962,045
 Shares issued on reinvestment
  of distributions                       14,234        173,863          2,416         29,417            605          7,640
 Shares redeemed                       (130,007)    (1,545,042)       (67,612)      (812,272)          (624)        (7,966)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)                 24,456   $    309,729         (7,161)  $    (95,656)       161,384   $  1,961,719

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                      476,449   $  6,056,672        140,718   $  1,713,381             85   $      1,000
 Shares issued on reinvestment
  of distributions                       34,650        428,437          4,067         49,838             --             --
 Shares redeemed                       (492,578)    (6,260,121)       (33,485)      (401,613)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)                 18,521   $    224,988        111,300   $  1,361,606             85   $      1,000

--------------------------------------------------------------------------------------------------------------------------

 GROWTH ALLOCATION

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                      211,448   $  2,371,380         75,944   $    830,760         43,594   $    484,070
 Shares issued on reinvestment
  of distributions                       14,914        167,573          4,159         46,574             86          1,022
 Shares redeemed                       (233,487)    (2,502,847)       (93,679)    (1,033,754)          (430)        (5,004)
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)                 (7,125)  $    (36,106)       (13,576)  $   (156,420)        43,250   $    480,088

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                      551,931   $  6,548,740        232,751   $  2,778,230             93   $      1,000
 Shares issued on reinvestment
  of distributions                       31,329        357,820          8,156         92,845             --             --
 Shares redeemed                       (541,804)    (6,176,560)      (234,479)    (2,715,828)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)                 41,456   $    730,000          6,428   $    155,247             93   $      1,000

--------------------------------------------------------------------------------------------------------------------------

 AGGRESSIVE GROWTH ALLOCATION

SIX MONTHS ENDED JUNE 30, 2003
 Shares subscribed                       84,592   $    861,242         90,528   $    898,454          9,308   $    101,197
 Shares issued on reinvestment
  of distributions                        1,503         16,814             --             --             --             --
 Shares redeemed                        (36,357)      (362,461)       (82,249)      (839,640)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)                 49,738   $    515,595          8,279   $     58,814          9,308   $    101,197

YEAR ENDED DECEMBER 31, 2002
 Shares subscribed                      249,120   $  2,795,987        252,737   $  2,776,414            100   $      1,000
 Shares issued on reinvestment
  of distributions                        1,715         17,768            504          5,562             --             --
 Shares redeemed                       (280,291)    (3,106,279)      (298,445)    (3,192,326)            --             --
                                    --------------------------------------------------------------------------------------
 Net increase (decrease)                (29,456)  $   (292,524)       (45,204)  $   (410,350)           100   $      1,000

                                  accessor 77

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.   SECURITIES TRANSACTIONS

     During the period ended June 30, 2003, purchases and sales of investments, other than short-term investments and government securities aggregated, were as follows:

-------------------------------------------------------------------------------
                                            PURCHASES           SALES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
ACCESSOR FUND
      Growth                              $ 46,042,392     $ 53,763,964
      Value                                 53,375,215       62,325,262
      Small to Mid Cap                      30,033,881       40,171,481
      International Equity                   8,398,529       11,197,927
      High Yield Bond                       40,200,752       53,856,092
      Intermediate Fixed- Income             9,291,979       14,699,896
      Short-Intermediate Fixed-Income       16,832,330        9,888,192
      Mortgage Securities                    8,810,609        3,365,652

ACCESSOR ALLOCATION FUND
      Income Allocation                      3,206,604        4,224,000
      Income and Growth Allocation           1,467,292        1,006,000
      Balanced Allocation                    5,221,776        2,738,073
      Growth and Income Allocation           3,039,582        2,113,671
      Growth Allocation                      2,066,377        1,613,130
      Aggressive Growth Allocation           1,061,139          325,000

===============================================================================

During the period ended June 30, 2003, purchases and sales of long-term U.S. government securities, were as follows:

-------------------------------------------------------------------------------
  FUND                                          PURCHASES           SALES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
     Intermediate Fixed-Income                $   9,551,388    $  12,549,088
     Short-Intermediate Fixed-Income             27,990,615       14,247,651
     Mortgage Securities                        125,000,256      127,754,882

===============================================================================

6.   IDENTIFIED COST

     The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation / (depreciation), and resulting net unrealized appreciation / (depreciation) as applicable at June 30, 2003 were as follows:

-------------------------------------------------------------------------------------------------------
                                                                                              NET
                                                           GROSS            GROSS          UNREALIZED
                                       IDENTIFIED        UNREALIZED       UNREALIZED      APPRECIATION/
                                          COST         APPRECIATION     (DEPRECIATION)   (DEPRECIATION)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
ACCESSOR FUND
 Growth                               $ 97,790,629     $ 14,194,781     $(10,395,884)    $  3,798,897
 Value                                  72,619,064        8,762,778       (8,917,846)        (155,068)
 Small to Mid Cap                      108,910,511       27,274,338      (16,485,344)      10,788,994
 International Equity                   66,621,699        4,966,708       (9,181,838)      (4,215,130)
 High Yield Bond                        45,569,331        2,758,471       (1,128,020)       1,630,451
 Intermediate Fixed-Income              43,583,296        2,978,704         (197,618)       2,781,086
 Short-Intermediate Fixed-Income        65,805,704        2,038,461         (100,859)       1,937,602
 Mortgage Securities                   176,255,301        3,264,491         (421,105)       2,843,386

ACCESSOR ALLOCATION FUND
 Income Allocation                    $ 12,256,863     $    192,473     $    (32,301)    $    160,172
 Income & Growth Allocation             10,695,684          341,403         (433,543)         (92,140)
 Balanced Allocation                    25,264,164          660,702       (1,766,994)      (1,106,292)
 Growth & Income Allocation             24,968,510          494,526       (1,675,926)      (1,181,400)
 Growth Allocation                      34,000,817          398,319       (4,284,482)      (3,886,163)
 Aggressive Growth Allocation           20,088,832          232,706       (3,364,926)      (3,132,220)

=====================================================================================================

                                  accessor 78

                         NOTES TO FINANCIAL STATEMENTS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

7.   CAPITAL LOSS CARRYOVERS

     At December 31, 2002, for federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realizable gains for each succeeding year until the earlier of its utilization or expiration:

-----------------------------------------------------------------------------------------------------------------------
    FUND                                    EXPIRES IN 2007     EXPIRES IN 2008     EXPIRES IN 2009     EXPIRES IN 2010
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
      ACCESSOR FUND
       Growth                              $             --     $     2,762,234     $    33,386,854     $    12,659,192
       Value                                             --                  --           2,304,612          31,442,410
       Small to Mid Cap                                  --                  --          59,518,592          11,530,381
       International Equity                              --           2,713,706          30,577,465          10,369,636
       High Yield Bond                                   --              41,338           1,039,452           4,102,236
       Intermediate Fixed-Income                         --             131,071                  --                  --
       Short-Intermediate Fixed-Income              213,944             452,612             109,477             383,518

      ACCESSOR ALLOCATION FUND
       Growth Allocation                   $             --     $            --     $            --     $        23,405
       Aggressive Growth Allocation                      --                  --                  --             176,225

=======================================================================================================================



















                                  accessor 79

                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

------------------------------------------------------------------------------------------------------------------------------
   ADVISOR CLASS SHARES                          2003(1)        2002          2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  17.13      $  22.69      $  26.79      $  35.08      $  28.88      $  21.57

 Net investment income (loss)(2)                    0.05          0.07          0.01         (0.09)        (0.06)         0.04
 Net realized and unrealized gain (loss)
  on investments(2)                                 1.44         (5.57)        (4.11)        (8.18)         7.51          9.91
                                                --------------------------------------------------------------------------------
Total from investment operations                    1.49         (5.50)        (4.10)        (8.27)         7.45          9.95

 Distributions from net investment income          (0.05)        (0.06)         0.00          0.00          0.00         (0.03)
 Distributions from capital gains                   0.00          0.00          0.00         (0.02)        (1.24)        (2.61)
 Distributions in excess of capital gains           0.00          0.00          0.00          0.00         (0.01)         0.00
                                                --------------------------------------------------------------------------------
Total distributions                                (0.05)        (0.06)         0.00         (0.02)        (1.25)        (2.64)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  18.57      $  17.13      $  22.69      $  26.79      $  35.08      $  28.88
================================================================================================================================
TOTAL RETURN(3)                                     8.72%       (24.26)%      (15.30)%      (23.58)%       25.87%        46.65%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $ 95,595      $ 95,637      $159,237      $246,641      $339,590      $157,799
 Ratio of expenses to average net assets            0.86%*        0.80%         0.85%         0.88%         0.97%         0.92%
 Ratio of net investment income (loss)
  to average net assets                             0.53%*        0.36%         0.03%        (0.28)%       (0.21)%        0.16%
Portfolio turnover rate                            46.81%        66.00%        75.89%        89.32%        96.55%       112.42%

================================================================================================================================
    INVESTOR CLASS SHARES                         2003(1)        2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $  16.84      $  22.29      $  26.45      $  34.82      $  28.82      $  26.38

 Net investment income (loss)(2)                    0.00         (0.03)        (0.10)        (0.26)        (0.16)        (0.05)
 Net realized and unrealized gain (loss)
  on investments(2)                                 1.42         (5.42)        (4.06)        (8.09)         7.41          4.52
                                                --------------------------------------------------------------------------------
Total from investment operations                    1.42         (5.45)        (4.16)        (8.35)         7.25          4.47

 Distributions from net investment income           0.00          0.00          0.00          0.00          0.00          0.00
 Distributions from capital gains                   0.00          0.00          0.00         (0.02)        (1.24)        (2.03)
 Distributions in excess of capital gains           0.00          0.00          0.00          0.00         (0.01)         0.00
                                                --------------------------------------------------------------------------------
Total distributions                                 0.00          0.00          0.00         (0.02)        (1.25)        (2.03)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  18.26     $   16.84      $  22.29      $  26.45      $  34.82      $  28.82
================================================================================================================================
TOTAL RETURN(3)                                     8.43%       (24.45)%      (15.73)%      (23.99)%       25.23%        16.96%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  3,825     $   4,498      $ 30,830      $ 29,801      $ 44,479      $ 22,077
 Ratio of expenses to average net assets            1.35%*        1.25%         1.34%         1.38%         1.47%         1.41%*
 Ratio of net investment income (loss)
  to average net assets                             0.04%*       (0.13)%       (0.43)%       (0.78)%       (0.71)%       (0.40)%*
Portfolio turnover rate                            46.81%        66.00%        75.89%        89.32%        96.55%       112.42%




                                  accessor 80

                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                                2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  17.14      $  17.19

 Net investment income (loss)(2)                   (0.04)           --
 Net realized and unrealized gain (loss)
  on investments(2)                                 1.45         (0.05)
                                                ----------------------
Total from investment operations                    1.41         (0.05)

 Distributions from net investment income          (0.01)           --
                                                ----------------------
Total distributions                                (0.01)           --
                                                ----------------------

NET ASSET VALUE, END OF PERIOD                  $  18.54      $  17.14
=========================================================================
TOTAL RETURN(3)                                     8.23%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  1,919      $    733
 Ratio of expenses to average net assets            1.86%*        0.00%*
 Ratio of net investment loss to average
  net assets                                       (0.46)%*      (0.00)%*
Portfolio turnover rate                            46.81%        66.00%















--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)  Class commenced operations on July 1, 1998.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 81

                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                          2003(1)       2002        2001         2000           1999        1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  13.62      $  17.88      $  20.61         20.70      $  21.04      $  20.88

 Net investment income (loss)(2)                    0.07          0.15          0.16          0.25          0.18          0.24
 Net realized and unrealized gain (loss)
  on investments(2)                                 1.49         (4.26)        (2.06)         0.21          1.25          2.45
                                                --------------------------------------------------------------------------------
Total from investment operations                    1.56         (4.11)        (1.90)         0.46          1.43          2.69

 Distributions from net investment income          (0.07)        (0.15)        (0.16)        (0.25)        (0.18)        (0.24)
 Distributions from capital gains                     --            --         (0.50)        (0.30)        (1.59)        (2.12)
 Distributions in excess of capital gains             --            --         (0.17)           --            --         (0.17)
                                                --------------------------------------------------------------------------------
Total distributions                                (0.07)        (0.15)        (0.83)        (0.55)        (1.77)        (2.53)
                                                --------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $  15.11      $  13.62      $  17.88      $  20.61      $  20.70      $  21.04
================================================================================================================================
TOTAL RETURN(3)                                    11.51%       (23.01)%       (9.48)%        2.38%         6.87%        12.89%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $ 70,042      $ 71,823      $116,191      $151,401      $149,183      $114,728
 Ratio of expenses to average net assets            0.84%*        0.87%         0.89%         0.79%         0.97%         1.03%
 Ratio of net investment income
  to average net assets                             1.01%*        0.96%         0.83%         1.25%         0.86%         1.06%
Portfolio turnover rate                            74.60%       117.49%       173.17%       139.61%       167.70%       104.85%

================================================================================================================================
    INVESTOR CLASS SHARES                         2003(1)        2002          2001          2000          1999         1998(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $  13.64      $  17.88      $  20.61      $  20.70      $  21.04      $  23.41

 Net investment income (loss)(2)                    0.04          0.07          0.06          0.15          0.07          0.05
 Net realized and unrealized gain (loss)
  on investments(2)                                 1.49         (4.22)        (2.05)         0.21          1.25         (0.31)
                                                --------------------------------------------------------------------------------
Total from investment operations                    1.53         (4.15)        (1.99)         0.36          1.32         (0.26)

 Distributions from net investment income          (0.06)        (0.09)        (0.07)        (0.15)        (0.07)        (0.06)
 Distributions from capital gains                     --            --         (0.50)        (0.30)        (1.59)        (1.90)
 Distributions in excess of capital gains             --            --         (0.17)           --            --         (0.15)
                                                --------------------------------------------------------------------------------
Total distributions                                (0.06)        (0.09)        (0.74)        (0.45)        (1.66)        (2.11)
                                                --------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $  15.11      $  13.64      $  17.88      $  20.61      $  20.70      $  21.04
================================================================================================================================
TOTAL RETURN(3)                                    11.26%       (23.20)%       (9.94)%        1.88%         6.35%        (1.09)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  2,378      $  2,740      $ 27,157      $ 23,494      $ 26,267      $ 12,987
 Ratio of expenses to average net assets            1.33%*        1.35%         1.40%         1.29%         1.47%         1.55%*
 Ratio of net investment income
  to average net assets                             0.51%*        0.46%         0.34%         0.75%         0.36%         0.44%*
Portfolio turnover rate                            74.60%       117.49%       173.17%       139.61%       167.70%       104.85%




                                  accessor 82

                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                                2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   13.62      $  13.58

 Net investment income (loss)(2)                    0.01            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 1.49          0.04
                                               -------------------------
Total from investment operations                    1.50          0.04

 Distributions from net investment income          (0.01)           --
                                               -------------------------
Total distributions                                (0.01)           --
                                               -------------------------
NET ASSET VALUE, END OF PERIOD                 $   15.11      $  13.62
========================================================================
TOTAL RETURN(3)                                    10.99%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   1,811      $    639
 Ratio of expenses to average net assets            1.86%*        0.00%*
 Ratio of net investment income
  to average net assets                             0.08%*        0.00%*
Portfolio turnover rate                            74.60%       117.49%















--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)  Class commenced operations on July 1, 1998.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 83

                             SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                          2003(1)        2002         2001          2000           1999         1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  14.62      $  17.14      $  19.96      $  27.39      $  23.53      $  21.82

 Net investment income (loss)(2)                    0.02         (0.01)         0.01         (0.10)        (0.10)        (0.05)
 Net realized and unrealized gain (loss)
  on investments(2)                                 2.36         (2.51)        (2.83)        (4.54)         6.46          3.50
                                                --------------------------------------------------------------------------------
Total from investment operations                    2.38         (2.52)        (2.82)        (4.64)         6.36          3.45

 Distributions from net investment income          (0.02)           --            --            --            --            --
 Distributions from capital gains                     --            --            --         (2.35)        (2.50)        (1.74)
 Distributions in excess of capital gains             --            --            --         (0.44)           --
                                                --------------------------------------------------------------------------------
Total distributions                                (0.02)                         --         (2.79)        (2.50)        (1.74)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  16.98      $  14.62      $  17.14      $  19.96      $  27.39      $  23.53
================================================================================================================================
TOTAL RETURN(3)                                    16.30%       (14.70)%      (14.13)%      (18.22)%       27.26%        15.98%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $114,858      $108,628      $162,297      $267,999      $447,665      $260,792
 Ratio of expenses to average net assets            1.28%*        1.13%         1.06%         1.22%         1.25%         1.22%
 Ratio of net investment income (loss)
  to average net assets                             0.29%*       (0.03)%        0.05%        (0.39)%       (0.47)%       (0.22)%
Portfolio turnover rate                            27.07%        44.59%        65.21%       141.73%       133.14%       110.07%

================================================================================================================================
     INVESTOR CLASS SHARES                        2003(1)        2002          2001          2000          1999         1998(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $  14.28      $  16.80      $  19.67      $  27.16      $  23.47      $  24.44

 Net investment income (loss)(2)                   (0.01)        (0.08)        (0.07)        (0.22)        (0.12)        (0.09)
 Net realized and unrealized gain (loss)
  on investments(2)                                 2.30         (2.44)        (2.80)        (4.48)         6.31          0.86
                                                --------------------------------------------------------------------------------
Total from investment operations                    2.29         (2.52)        (2.87)        (4.70)         6.19          0.77

 Distributions from capital gains                     --            --            --         (2.35)        (2.50)        (1.74)
 Distributions in excess of capital gains             --            --            --         (0.44)           --            --
                                                --------------------------------------------------------------------------------
Total distributions                                   --            --            --         (2.79)        (2.50)        (1.74)
                                                --------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $  16.57      $  14.28      $  16.80      $  19.67      $  27.16      $  23.47
================================================================================================================================
TOTAL RETURN(3)                                    16.04%       (15.00)%      (14.59)%      (18.60)%       26.60%         3.32%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  3,107      $  3,157      $ 26,518      $ 29,934      $ 47,398      $ 19,367
 Ratio of expenses to average net assets            1.77%*        1.52%         1.56%         1.72%         1.75%         1.77%*
 Ratio of net investment loss
  to average net assets                            (0.18)%*      (0.53)%       (0.44)%       (0.89)%       (0.97)%       (0.84)%*
Portfolio turnover rate                            27.07%        44.59%        65.21%       141.73%       133.14%       110.07%



                                  accessor 84

                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                                2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  14.62      $  14.56

 Net investment income (loss)(2)                   (0.06)           --
 Net realized and unrealized gain (loss)
  on investments(2)                                 2.36          0.06
                                               -------------------------
Total from investment operations                    2.30          0.06
                                               -------------------------
Total distributions                                   --            --
                                               -------------------------

NET ASSET VALUE, END OF PERIOD                  $  16.92      $  14.62
========================================================================
TOTAL RETURN(3)                                    15.73%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  1,608      $    503
 Ratio of expenses to average net assets            2.29%*        0.00%*
 Ratio of net investment loss
  to average net assets                            (0.87)%*       0.00%*
Portfolio turnover rate                            27.07%        44.59%


--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)  Class commenced operations on June 24, 1998.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 85

                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                         2003(1)        2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   9.65      $  11.33      $  15.07      $  21.52      $  16.90      $  14.83

 Net investment income (loss)(2)                    0.12          0.08          0.03            --          0.02         (0.03)
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.69         (1.76)        (3.77)        (5.07)         8.17          2.41
                                                --------------------------------------------------------------------------------
Total from investment operations                    0.81         (1.68)        (3.74)        (5.07)         8.19          2.38

 Distributions from capital gains                     --            --            --         (1.36)        (3.57)        (0.31)
 Distributions in excess of capital gains             --            --            --         (0.02)           --            --
                                                --------------------------------------------------------------------------------
Total distributions                                   --            --                       (1.38)        (3.57)        (0.31)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  10.46      $   9.65      $  11.33      $  15.07      $  21.52      $  16.90
================================================================================================================================
TOTAL RETURN(3)                                     8.39%       (14.83)%      (24.82)%      (24.55)%       48.93%        16.07%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $ 60,527      $ 59,362      $ 79,748      $163,154      $236,869      $149,391
 Ratio of expenses to average net assets            1.45%*        1.43%         1.47%         1.42%         1.37%         1.59%
 Ratio of net investment income (loss)
  to average net assets                             2.50%*        0.75%         0.21%        (0.01)%        0.04%        (0.24)%
Portfolio turnover rate                            14.42%       107.71%       147.08%       166.49%       251.23%       196.37%

================================================================================================================================
    INVESTOR CLASS SHARES                         2003(1)       2002          2001          2000          1999         1998(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   9.43      $  11.11      $  14.85      $  21.33      $  16.85      $  17.88

 Net investment income (loss)(2)                    0.09          0.02         (0.04)        (0.09)        (0.08)        (0.06)
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.68         (1.70)        (3.70)        (5.01)         8.13         (0.66)
                                                --------------------------------------------------------------------------------
Total from investment operations                    0.77         (1.68)        (3.74)        (5.10)         8.05         (0.72)

 Distributions from capital gains                     --            --            --         (1.36)        (3.57)        (0.31)
 Distributions in excess of capital gains             --            --            --         (0.02)           --            --
                                                --------------------------------------------------------------------------------
Total distributions                                   --            --            --         (1.38)        (3.57)        (0.31)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  10.20      $   9.43      $  11.11      $  14.85      $  21.33      $  16.85
================================================================================================================================
TOTAL RETURN(3)                                     8.17%       (15.12)%      (25.19)%      (24.92)%       48.23%        (4.01)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  1,257      $  1,444      $ 25,190      $ 26,116      $ 38,647      $ 18,963
 Ratio of expenses to average net assets            1.93%*        1.96%         1.96%         1.92%         1.87%         2.05%*
 Ratio of net investment income (loss)
  to average net assets                             1.89%*        0.22%        (0.33)%       (0.51)%       (0.46)%       (0.68)%*
Portfolio turnover rate                            14.42%       107.71%       147.08%       166.49%       251.23%       196.37%





                                  accessor 86

                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                                2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   9.64      $   9.54

 Net investment income (loss)(2)                    0.08            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.69          0.10
                                               -------------------------
Total from investment operations                    0.77          0.10
                                               -------------------------
Total distributions                                   --            --
                                               -------------------------

NET ASSET VALUE, END OF PERIOD                  $  10.41      $   9.64
========================================================================
TOTAL RETURN(3)                                     7.99%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $    887   $       635
 Ratio of expenses to average net assets            2.47%*        0.00%*
 Ratio of net investment income
  to average net assets                             1.69%*        0.00%*
Portfolio turnover rate                            14.42%       107.71%














--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)  Class commenced operations on July 6, 1998.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 87

                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                         2003(1)        2002          2001         2000(4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   9.86      $  10.61      $  11.10      $  12.00

 Net investment income (loss)(2)                    0.48          0.89          1.03          0.75
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.82         (0.75)        (0.45)        (0.98)
                                                ----------------------------------------------------
Total from investment operations                    1.30          0.14          0.58         (0.23)

 Distributions from net investment income          (0.50)        (0.89)        (1.07)        (0.67)
                                                ----------------------------------------------------
Total distributions                                (0.50)        (0.89)        (1.07)        (0.67)
                                                ----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   10.66      $   9.86      $  10.61      $  11.10
====================================================================================================
TOTAL RETURN(3)                                    13.49%         1.42%         5.19%        (1.99)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  47,443      $ 57,341      $ 30,709      $ 14,609
 Ratio of expenses to average net assets            0.92%*        0.92%         0.95%         0.86%*
 Ratio of net investment income
  to average net assets                             9.39%*        8.89%         9.30%         9.75%*
Portfolio turnover rate                            74.19%       108.29%        37.07%        11.92%

====================================================================================================
    INVESTOR CLASS SHARES                        2003(1)        2002          2001         2000(4)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $   9.86      $  10.61      $  11.10      $  12.00

 Net investment income (loss)(2)                    0.43          0.84          1.00          0.70
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.84         (0.75)        (0.48)        (0.97)
                                                ----------------------------------------------------
Total from investment operations                    1.27          0.09          0.52         (0.27)

 Distributions from net investment income          (0.47)        (0.84)        (1.01)        (0.63)
                                                ----------------------------------------------------
Total distributions                                (0.47)        (0.84)        (1.01)        (0.63)
                                                ----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  10.66      $   9.86      $  10.61      $  11.10
====================================================================================================
TOTAL RETURN(3)                                    13.23%         1.02%         4.66%        (2.30)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $    685      $  1,157      $  9,653      $  9,600
 Ratio of expenses to average net assets            1.41%*        1.44%         1.42%         1.36%*
 Ratio of net investment income
  to average net assets                             8.86%*        8.12%         8.93%         8.92%*
Portfolio turnover rate                            74.19%       108.29%        37.07%        11.92%


                                  accessor 88

                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                                2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   9.86      $   9.86

 Net investment income (loss)(2)                    0.43            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.82            --
                                               -------------------------
Total from investment operations                    1.25            --

 Distributions from net investment income          (0.45)           --
                                               -------------------------
Total distributions                                (0.45)           --
                                               -------------------------

NET ASSET VALUE, END OF PERIOD                  $  10.66      $   9.86
========================================================================
TOTAL RETURN(3)                                    12.94%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $    946      $    524
 Ratio of expenses to average net assets            1.94%*        0.00%*
 Ratio of net investment income
  to average net assets                             8.53%*        0.00%*
Portfolio turnover rate                            74.19%       108.29%














--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)  Class commenced operations on May 1, 2000.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 89

                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                         2003(1)        2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  12.45      $  11.89      $  11.67      $  11.30      $  12.47      $  12.19

 Net investment income (loss)(2)                    0.29          0.64          0.68          0.73          0.68          0.67
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.41          0.71          0.23          0.37         (1.12)         0.32
                                                --------------------------------------------------------------------------------
Total from investment operations                    0.70          1.35          0.91          1.10         (0.44)         0.99

 Distributions from net investment income          (0.30)        (0.64)        (0.69)        (0.73)        (0.68)        (0.67)
 Distributions from capital gains                     --         (0.15)           --            --         (0.05)        (0.04)
                                                --------------------------------------------------------------------------------
Total distributions                                (0.30)        (0.79)        (0.69)        (0.73)        (0.73)        (0.71)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  12.85      $  12.45      $  11.89      $  11.67      $  11.30      $  12.47
================================================================================================================================
TOTAL RETURN(3)                                     5.67%        11.70%         8.00%        10.17%        (3.58)%        8.38%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $ 38,633      $ 50,283      $ 44,563      $ 53,997      $ 56,895      $ 48,489
 Ratio of expenses to average net assets            0.67%*        0.67%         0.65%         0.66%         0.68%         0.79%
 Ratio of net investment income
  to average net assets                             4.68%*        5.26%         5.73%         6.46%         5.89%         5.46%
Portfolio turnover rate                            37.27%        93.56%        61.25%        42.88%        60.40%       113.00%

================================================================================================================================
   INVESTOR CLASS SHARES                         2003(1)        2002          2001          2000          1999         1998(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $  12.45      $  11.89      $  11.67      $  11.30      $  12.47      $  12.29

 Net investment income (loss)(2)                    0.27          0.58          0.62          0.68          0.63          0.28
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.40          0.71          0.23          0.37         (1.12)         0.24
                                                --------------------------------------------------------------------------------
Total from investment operations                    0.67          1.29          0.85          1.05         (0.49)         0.52

 Distributions from net investment income          (0.27)        (0.58)        (0.63)        (0.68)        (0.63)        (0.30)
 Distributions from capital gains                   0.00         (0.15)           --            --         (0.05)        (0.04)
                                                --------------------------------------------------------------------------------
Total distributions                                (0.27)        (0.73)        (0.63)        (0.68)        (0.68)        (0.34)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  12.85      $  12.45      $  11.89      $  11.67      $  11.30      $  12.47
================================================================================================================================
TOTAL RETURN(3)                                     5.41%        11.15%         7.46%         9.64%        (4.05)%        4.29%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  7,375      $  7,575      $  8,690      $  8,826      $ 10,907      $  9,146
 Ratio of expenses to average net assets            1.17%*        1.16%         1.15%         1.16%         1.18%         1.27%*
 Ratio of net investment income
  to average net assets                             4.18%*        4.77%         5.22%         5.96%         5.39%         4.75%*
Portfolio turnover rate                            37.27%        93.56%        61.25%        42.88%        60.40%       113.00%






                                  accessor 90

                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                              2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  12.45      $  12.47

 Net investment income (loss)(2)                    0.23            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.41         (0.02)
                                               -------------------------
Total from investment operations                    0.64         (0.02)

 Distributions from net investment income          (0.24)           --
                                               -------------------------
Total distributions                                (0.24)           --
                                               -------------------------

NET ASSET VALUE, END OF PERIOD                 $   12.85      $  12.45
========================================================================
TOTAL RETURN(3)                                     5.18%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   1,238      $    621
 Ratio of expenses to average net assets            1.69%*        0.00%*
 Ratio of net investment income
  to average net assets                             3.71%*        0.00%*
Portfolio turnover rate                            37.27%        93.56%










--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)  Class commenced operations on July 14, 1998.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 91

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                         2003(1)        2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   12.34      $  12.12      $  11.98      $  11.83      $  12.33      $  12.27

 Net investment income (loss)(2)                    0.25          0.56          0.63          0.71          0.63          0.68
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.07          0.22          0.17          0.15         (0.49)         0.14
                                                --------------------------------------------------------------------------------
Total from investment operations                    0.32          0.78          0.80          0.86          0.14          0.82

 Distributions from net investment income          (0.24)        (0.56)        (0.66)        (0.71)        (0.63)        (0.63)
 Distributions from capital gains                   0.00            --            --            --         (0.01)        (0.13)
                                                --------------------------------------------------------------------------------
Total distributions                                (0.24)        (0.56)        (0.66)        (0.71)        (0.64)        (0.76)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  12.42      $  12.34      $  12.12      $  11.98      $  11.83      $  12.33
================================================================================================================================
TOTAL RETURN(3)                                     2.58%         6.64%         6.77%         7.54%         1.22%         6.87%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $ 59,924      $ 42,639      $ 55,747      $ 55,251      $ 50,200      $ 42,454
 Ratio of expenses to average net assets            0.65%*        0.64%         0.67%         0.66%         0.70%         0.82%
 Ratio of net investment income
  to average net assets                             4.07%*        4.62%         5.26%         5.99%         5.32%         5.12%
Portfolio turnover rate                            43.69%        50.96%        83.37%        54.48%        45.89%        69.64%

================================================================================================================================
    INVESTOR CLASS SHARES                        2003(1)        2002          2001          2000          1999         1998(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $  12.34      $  12.11      $  11.98      $  11.83      $  12.33      $  12.32

 Net investment income (loss)(2)                    0.22          0.50          0.58          0.65          0.58          0.27
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.07          0.23          0.15          0.15         (0.49)         0.17
                                                --------------------------------------------------------------------------------
Total from investment operations                    0.29          0.73          0.73          0.80          0.09          0.44

 Distributions from net investment income          (0.21)        (0.50)        (0.60)        (0.65)        (0.58)        (0.30)
 Distributions from capital gains                   0.00            --            --            --         (0.01)        (0.13)
                                                --------------------------------------------------------------------------------
Total distributions                                (0.21)        (0.50)        (0.60)        (0.65)        (0.59)        (0.43)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  12.42      $  12.34      $  12.11      $  11.98      $  11.83      $  12.33
================================================================================================================================
TOTAL RETURN(3)                                     2.35%         6.21%         6.15%         7.04%         0.70%         3.55%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  7,168      $  7,453      $  7,754      $  7,982      $ 10,439      $  6,255
 Ratio of expenses to average net assets            1.14%*        1.12%         1.18%         1.16%         1.20%         1.31%*
 Ratio of net investment income
  to average net assets                             3.59%*        4.13%         4.77%         5.49%         4.82%         4.57%*
Portfolio turnover rate                            43.69%        50.96%        83.37%        54.48%        45.89%        69.64%


                                  accessor 92

                         SHORT-INTERMEDIATE FIXED-INCOME
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                               2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  12.33      $  12.34

 Net investment income (loss)(2)                    0.17            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.09         (0.01)
                                               -------------------------
Total from investment operations                    0.26         (0.01)

 Distributions from net investment income          (0.17)           --
                                               -------------------------
Total distributions                                (0.17)           --
                                               -------------------------

NET ASSET VALUE, END OF PERIOD                  $  12.42      $  12.33
========================================================================
TOTAL RETURN(3)                                     2.14%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  2,627      $    606
 Ratio of expenses to average net assets            1.65%*        0.00%*
 Ratio of net investment income
  to average net assets                             3.05%*        0.00%*
Portfolio turnover rate                            43.69%        50.96%















--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)  Class commenced operations on July 14, 1998.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 93

                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                         2003(1)        2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  13.00      $  12.69      $  12.52      $  11.98      $  12.59      $  12.60

 Net investment income (loss)(2)                    0.19          0.60          0.71          0.74          0.73          0.70
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.00          0.38          0.23          0.54         (0.58)         0.09
                                                --------------------------------------------------------------------------------
Total from investment operations                    0.19          0.98          0.94          1.28          0.15          0.79

 Distributions from net investment income          (0.18)        (0.61)        (0.71)        (0.74)        (0.73)        (0.70)
 Distributions from capital gains                  (0.03)        (0.06)        (0.06)           --         (0.03)        (0.10)
                                                --------------------------------------------------------------------------------
Total distributions                                (0.21)        (0.67)        (0.77)        (0.74)        (0.76)        (0.80)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  12.98      $  13.00      $  12.69      $  12.52      $  11.98      $  12.59
================================================================================================================================
TOTAL RETURN(3)                                     1.45%         7.90%         7.68%        11.11%         1.19%         6.43%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $174,137      $173,978      $ 11,948      $123,632      $127,307      $128,788
 Ratio of expenses to average net assets            0.83%*        0.84%         0.87%         0.87%         0.89%         0.88%
 Ratio of net investment income
  to average net assets                             2.97%*        4.69%         5.62%         6.13%         5.91%         5.59%
Portfolio turnover rate                           102.50%       294.60%       228.07%       263.34%       273.95%       278.18%

================================================================================================================================
    INVESTOR CLASS SHARES                        2003(1)        2002          2001          2000          1999         1998(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $  13.05      $  12.69      $  12.52      $  11.98      $  12.59      $  12.67

 Net investment income (loss)(2)                    0.17          0.61          0.65          0.68          0.66          0.31
 Net realized and unrealized gain
  (loss) on investments(2)                         (0.02)         0.33          0.22          0.54         (0.58)         0.01
                                                --------------------------------------------------------------------------------
Total from investment operations                    0.15          0.94          0.87          1.22          0.08          0.32

 Distributions from net investment income          (0.19)        (0.52)        (0.64)        (0.68)        (0.66)        (0.33)
 Distributions from capital gains                  (0.03)        (0.06)        (0.06)           --         (0.03)        (0.07)
                                                --------------------------------------------------------------------------------
Total distributions                                (0.22)        (0.58)        (0.70)        (0.68)        (0.69)        (0.40)
                                                --------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  12.98      $  13.05      $  12.69      $  12.52      $  11.98      $  12.59
================================================================================================================================
TOTAL RETURN(3)                                     1.14%         7.57%         7.14%        10.58%         0.69%         2.46%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  1,580      $  2,137      $ 17,481      $ 18,531      $ 26,802      $ 17,369
 Ratio of expenses to average net assets            1.32%*        1.31%         1.37%         1.37%         1.39%         1.41%*
 Ratio of net investment income
 to average net assets                              2.49%*        4.54%         5.12%         5.63%         5.41%         5.09%*
Portfolio turnover rate                           102.50%       294.60%       228.07%       263.34%       273.95%       278.18%

                                  accessor 94

                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                               2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  13.00      $  13.01

 Net investment income (loss)(2)                    0.12            --
 Net realized and unrealized gain (loss)
  on investments(2)                                (0.01)        (0.01)
                                               -------------------------
Total from investment operations                    0.11         (0.01)

 Distributions from net investment income          (0.11)           --
                                               -------------------------
Total distributions                                (0.11)           --
                                               -------------------------

NET ASSET VALUE, END OF PERIOD                  $  13.00      $  13.00
========================================================================
TOTAL RETURN(3)                                     0.89%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  1,322      $    631
 Ratio of expenses to average net assets            1.84%*        0.00%*
 Ratio of net investment income
  to average net assets                             1.94%*        0.00%*
Portfolio turnover rate                           102.50%       294.60%




















--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)  Class commenced operations on July 10, 1998.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 95

                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                        2003(1)         2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $     1.00    $     1.00    $     1.00      $   1.00      $   1.00      $   1.00

 Net investment income(2)                             --          0.01          0.04          0.06          0.05          0.05
 Distributions from net investment income             --         (0.01)        (0.04)        (0.06)        (0.05)        (0.05)
                                              ----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $     1.00    $     1.00    $     1.00      $   1.00      $   1.00      $   1.00
================================================================================================================================
TOTAL RETURN(3)                                     0.41%         1.45%         3.81%         5.99%         4.72%         5.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)      $1,182,006    $1,249,928    $1,177,405      $552,255      $380,620      $153,148
 Ratio of expenses to average net assets:           0.46%*        0.46%         0.44%         0.45%         0.48%         0.53%
 Ratio of net investment income
  to average net assets                             0.82%*        1.43%         3.48%         5.88%         4.66%         4.83%

================================================================================================================================
    INVESTOR CLASS SHARES                        2003(1)        2002          2001          2000          1999         1998(4)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $    1.00    $     1.00    $     1.00      $   1.00      $   1.00      $   1.00

 Net investment income(2)                             --          0.01          0.03          0.05          0.04          0.02
 Distributions from net investment income             --         (0.01)        (0.03)        (0.05)        (0.04)        (0.02)
                                              ----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    1.00    $     1.00    $     1.00      $   1.00      $   1.00      $   1.00
================================================================================================================================
TOTAL RETURN(3)                                     0.16%         0.94%         3.30%         5.47%         4.20%         1.83%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  18,784    $   20,228    $    9,651      $  7,746      $  8,034      $  5,071
 Ratio of expenses to average net assets:           0.97%*        0.97%         0.94%         0.95%         0.98%         1.03%*
 Ratio of net investment income
  to average net assets                             0.33%*        0.88%         3.20%         5.35%         4.16%         4.40%*














                                  accessor 96

                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                               2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.00      $   1.00

NET ASSET VALUE, END OF PERIOD                  $   1.00      $   1.00
=========================================================================
TOTAL RETURN(3)                                     0.16%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $    670      $    302
 Ratio of expenses to average net assets            0.97%*        0.00%*
 Ratio of net investment income
  to average net assets                             0.31%*        0.00%*





















--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(4)  Class commenced operations on July 29, 1998.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 97

                         ACCESSOR INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                        2003(1)         2002          2001         2000(4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  15.19      $  15.09      $  15.01      $  15.00

 Net investment income (loss)(2)                    0.29          0.69          0.81            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.26          0.14          0.07          0.01
                                                ----------------------------------------------------
Total from investment operations                    0.55          0.83          0.88          0.01

 Distributions from net investment income          (0.30)        (0.69)        (0.80)           --
 Distributions from capital gains                     --         (0.03)           --            --
 Distributions from return of capital                 --         (0.01)           --            --
                                                ----------------------------------------------------
Total distributions                                (0.30)        (0.73)        (0.80)           --
                                                ----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  15.44      $  15.19      $  15.09      $  15.01
====================================================================================================
TOTAL RETURN(3)                                     3.64%         5.68%         5.95%         0.07%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  8,963      $  9,689      $ 12,534      $    400
 Ratio of gross expenses to average net assets      0.23%*        0.24%         1.18%         0.10%*
 Ratio of net expenses to average net assets        0.10%*        0.10%         0.10%         0.10%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    3.78%*        4.43%         4.59%        (0.10)%*
 Ratio of net investment income to average
  net assets                                        3.91%*        4.56%         5.67%        (0.10)%*
Portfolio turnover rate                            31.27%        50.44%        38.76%         0.00%

====================================================================================================
    INVESTOR CLASS SHARES                        2003(1)        2002          2001         2000(4)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $  15.19      $  15.09      $  15.00      $  15.00

 Net investment income (loss)(2)                    0.26          0.63          0.75            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.25          0.13          0.06            --
                                                ----------------------------------------------------
Total from investment operations                    0.51          0.76          0.81            --

 Distributions from net investment income          (0.26)        (0.62)        (0.72)           --
 Distributions from capital gains                     --         (0.03)           --            --
 Distributions from return of capital                 --         (0.01)           --            --
                                                ----------------------------------------------------
Total distributions                                (0.26)        (0.66)        (0.72)           --
                                                ----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $  15.44      $  15.19      $  15.09      $  15.00
====================================================================================================
TOTAL RETURN(3)                                     3.39%         5.16%         5.49%         0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  3,356      $  2,840      $  1,596      $    454
 Ratio of gross expenses to average net assets      0.73%*        0.74%         1.67%         0.60%*
 Ratio of net expenses to average net assets        0.60%*        0.60%         0.60%         0.60%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    3.31%*        4.05%         3.84%        (0.60)%*
 Ratio of net investment income to average
  net assets                                        3.44%*        4.18%         4.92%        (0.60)%*
Portfolio turnover rate                            31.27%        50.44%        38.76%         0.00%

                                  accessor 98

                         ACCESSOR INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                               2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  15.18      $  15.19

 Net investment income (loss)(2)                    0.18            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.29         (0.01)
                                                -------------------------
Total from investment operations                    0.47         (0.01)

 Distributions from net investment income          (0.21)           --
 Distributions from capital gains                     --            --
 Distributions in excess of capital gains             --            --
                                                -------------------------
Total distributions                                (0.21)           --
                                                -------------------------

NET ASSET VALUE, END OF PERIOD                  $  15.44      $  15.18
=========================================================================
TOTAL RETURN(3)                                     3.15%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $    103      $      1
 Ratio of gross expenses to average net assets      1.25%*        0.00%*
 Ratio of net expenses to average net assets        1.12%*        0.00%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    2.98%*        0.00%*
 Ratio of net investment income to average
  net assets                                        3.11%*        0.00%*
Portfolio turnover rate                            31.27%        50.44%



















--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)  Fund commenced operations on December 27, 2000.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 99

                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                        2003(1)         2002          2001         2000(4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  13.48      $  14.32      $  15.00      $  15.00

 Net investment income (loss)(2)                    0.22          0.47          0.61            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.67         (0.82)        (0.70)           --
                                                ----------------------------------------------------
Total from investment operations                    0.89         (0.35)        (0.09)           --

 Distributions from net investment income          (0.22)        (0.46)        (0.56)           --
 Distributions from capital gains                     --         (0.03)        (0.03)           --
                                                ----------------------------------------------------
Total distributions                                (0.22)        (0.49)        (0.59)           --
                                                ----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   14.15      $  13.48      $  14.32      $  15.00
====================================================================================================
TOTAL RETURN(3)                                     6.65%        (2.45)%       (0.57)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   6,975      $  5,224      $  2,519      $    289
 Ratio of gross expenses to average net assets      0.26%*        0.28%         0.76%         0.10%*
 Ratio of net expenses to average net assets        0.10%*        0.10%         0.10%         0.10%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    3.08%*        3.33%         3.58%        (0.10)%*
 Ratio of net investment income to
  average net assets                                3.24%*        3.50%         4.24%        (0.10)%*
Portfolio turnover rate                            11.75%        24.38%        22.19%         0.00%

====================================================================================================
    INVESTOR CLASS SHARES                        2003(1)        2002          2001          2000(4)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $  13.48      $  14.32      $  15.00      $  15.00

 Net investment income (loss)(2)                    0.18          0.41          0.54            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.68         (0.82)        (0.70)           --
                                                ----------------------------------------------------
Total from investment operations                    0.86         (0.41)        (0.16)           --

 Distributions from net investment income          (0.19)        (0.40)        (0.49)           --
 Distributions from capital gains                     --         (0.03)        (0.03)           --
                                                ----------------------------------------------------
Total distributions                                (0.19)        (0.43)        (0.52)           --
                                                ----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   14.15      $  13.48      $  14.32      $  15.00
====================================================================================================
TOTAL RETURN(3)                                     6.39%        (2.92)%       (1.04)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   3,402      $  3,473      $  3,808      $  2,306
 Ratio of gross expenses to average net assets      0.76%*        0.78%         1.26%         0.60%*
 Ratio of net expenses to average net assets        0.60%*        0.60%         0.60%         0.60%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    2.52%*        2.82%         3.01%        (0.60)%*
 Ratio of net investment income to
  average net assets                                2.68%*        3.00%         3.67%        (0.60)%*
Portfolio turnover rate                            11.75%        24.38%        22.19%         0.00%








                                  accessor 100

                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
   C CLASS SHARES                                2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   13.48      $  13.47

 Net investment income (loss)(2)                    0.17            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.64          0.01
                                               --------------------------
Total from investment operations                    0.81          0.01

 Distributions from net investment income          (0.14)           --
                                               --------------------------
Total distributions                                (0.14)           --
                                               --------------------------

NET ASSET VALUE, END OF PERIOD                 $   14.15      $  13.48
=========================================================================
TOTAL RETURN(3)                                     6.08%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     205      $      1
 Ratio of gross expenses to average net assets      1.26%*        0.00%*
 Ratio of net expenses to average net assets        1.10%*        0.00%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    2.26%*        0.00%*
 Ratio of net investment income to
  average net assets                                2.41%*        0.00%*
Portfolio turnover rate                            11.75%        24.38%















--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)  Fund commenced operations on December 27, 2000.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 101

                        ACCESSOR BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                        2003(1)         2002          2001         2000(4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   12.38      $  13.85      $  15.00      $  15.00

 Net investment income (loss)(2)                    0.17          0.37          0.48            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.87         (1.47)        (1.17)           --
                                               -----------------------------------------------------
Total from investment operations                    1.04         (1.10)        (0.69)           --

 Distributions from net investment income          (0.17)        (0.35)        (0.41)           --
 Distributions from capital gains                     --         (0.02)        (0.05)           --
                                               -----------------------------------------------------
Total distributions                                (0.17)        (0.37)        (0.46)           --
                                               -----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   13.25      $  12.38      $  13.85      $  15.00
====================================================================================================
TOTAL RETURN(3)                                     8.45%        (7.94)%       (4.57)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  15,552      $ 12,089      $ 10,158      $    297
 Ratio of gross expenses to average net assets      0.20%*        0.23%         0.40%         0.10%*
 Ratio of net expenses to average net assets        0.10%*        0.10%         0.10%         0.10%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    2.64%*        2.71%         3.08%        (0.10)%*
 Ratio of net investment income to
  average net assets                                2.74%*        2.83%         3.39%        (0.10)%*
Portfolio turnover rate                            13.81%        21.72%        15.60%         0.00%

====================================================================================================
    INVESTOR CLASS SHARES                        2003(1)        2002          2001         2000(4)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   12.38      $  13.85      $  15.00      $  15.00

 Net investment income (loss)(2)                    0.14          0.30          0.39            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.87         (1.46)        (1.16)           --
                                               -----------------------------------------------------
Total from investment operations                    1.01         (1.16)        (0.77)           --

 Distributions from net investment income          (0.14)        (0.29)        (0.33)           --
 Distributions from capital gains                     --         (0.02)        (0.05)           --
                                               -----------------------------------------------------
Total distributions                                (0.14)        (0.31)        (0.38)           --
                                               -----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   13.25      $  12.38      $  13.85      $  15.00
====================================================================================================
TOTAL RETURN(3)                                     8.19%        (8.40)%       (5.07)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   6,858      $  6,492      $  6,536      $  4,985
 Ratio of gross expenses to average net assets      0.70%*        0.73%         0.90%         0.60%*
 Ratio of net expenses to average net assets        0.60%*        0.60%         0.60%         0.60%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    2.12%*        2.21%         2.48%        (0.60)%*
 Ratio of net investment income to
  average net assets                                2.22%*        2.34%         2.78%        (0.60)%*
Portfolio turnover rate                            13.81%        21.72%        15.60%         0.00%








                                  accessor 102

                        ACCESSOR BALANCED ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                               2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   12.37      $  12.36

 Net investment income (loss)(2)                    0.12            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.86          0.01
                                              ---------------------------
Total from investment operations                    0.98          0.01

 Distributions from net investment income          (0.10)           --
                                              ---------------------------
Total distributions                                (0.10)           --
                                              ---------------------------

NET ASSET VALUE, END OF PERIOD                 $   13.25      $  12.37
================================================================================
TOTAL RETURN(3)                                     7.97%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   1,728      $      1
 Ratio of gross expenses to average net assets      1.20%*        0.00%*
 Ratio of net expenses to average net assets        1.10%*        0.00%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    1.95%*        0.00%*
 Ratio of net investment income to
  average net assets                                2.05%*        0.00%*
Portfolio turnover rate                            13.81%        21.72%



















--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)  Fund commenced operations on December 27, 2000.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 103

                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                        2003(1)         2002          2001         2000(4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   11.86      $  13.65      $  15.02      $  15.00

 Net investment income (loss)(2)                    0.14          0.31          0.39            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.91         (1.78)        (1.42)         0.02
                                               -----------------------------------------------------
Total from investment operations                    1.05         (1.47)        (1.03)         0.02

 Distributions from net investment income          (0.14)        (0.31)        (0.31)           --
 Distributions from capital gains                     --         (0.01)        (0.03)           --
                                               -----------------------------------------------------
Total distributions                                (0.14)        (0.32)        (0.34)           --
                                               -----------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $   12.77      $  11.86      $  13.65      $  15.02
====================================================================================================
TOTAL RETURN(3)                                     8.93%       (10.84)%       (6.83)%        0.13%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  18,293      $ 16,703      $ 18,965      $    247
 Ratio of gross expenses to average net assets      0.20%*        0.24%         0.45%         0.10%*
 Ratio of net expenses to average net assets        0.10%*        0.10%         0.10%         0.10%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    2.30%*        2.30%         2.59%        (0.10)%*
 Ratio of net investment income to
  average net assets                                2.41%*        2.44%         2.94%        (0.10)%*
Portfolio turnover rate                            10.71%        32.07%         6.44%         0.00%

====================================================================================================
    INVESTOR CLASS SHARES                        2003(1)        2002          2001         2000(4)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   11.86      $  13.65      $  15.02      $  15.00

 Net investment income (loss)(2)                    0.11          0.25          0.33            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.91         (1.78)        (1.42)         0.02
                                               -----------------------------------------------------
Total from investment operations                    1.02         (1.53)        (1.09)         0.02

 Distributions from net investment income          (0.11)        (0.25)        (0.25)           --
 Distributions from capital gains                     --         (0.01)        (0.03)           --
                                               -----------------------------------------------------
Total distributions                                (0.11)        (0.26)        (0.28)           --
                                               -----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   12.77      $  11.86      $  13.65      $  15.02
====================================================================================================
TOTAL RETURN(3)                                     8.65%       (11.29)%       (7.27)%        0.13%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   3,225      $  3,081      $  2,026      $     87
 Ratio of gross expenses to average net assets      0.70%*        0.74%         0.94%         0.60%*
 Ratio of net expenses to average net assets        0.60%*        0.60%         0.60%         0.60%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    1.80%*        1.85%         2.07%        (0.60)%*
 Ratio of net investment income to
  average net assets                                1.90%*        1.99%         2.41%        (0.60)%*
Portfolio turnover rate                            10.71%        32.07%         6.44%         0.00%




                                  accessor 104

                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                               2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  11.86      $  11.84

 Net investment income (loss)(2)                    0.11          0.00
 Net realized and unrealized gain (loss)
  on investments(2)                                 0.89          0.02
                                               --------------------------
Total from investment operations                    1.00          0.02

 Distributions from net investment income          (0.09)           --
                                               --------------------------
Total distributions                                (0.09)           --
                                               --------------------------

NET ASSET VALUE, END OF PERIOD                  $  12.77      $  11.86
=========================================================================
TOTAL RETURN(3)                                     8.46%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)        $  2,062      $      1
 Ratio of gross expenses to average net assets      1.21%*        0.00%*
 Ratio of net expenses to average net assets        1.11%*        0.00%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    1.77%*        0.00%*
 Ratio of net investment income to
  average net assets                                1.87%*        0.00%*
Portfolio turnover rate                            10.71%        32.07%



















--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)  Fund commenced operations on December 27, 2000.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 105

                         ACCESSOR GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                        2003(1)         2002          2001         2000(4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   10.80      $  13.00      $  15.00      $  15.00

 Net investment income (loss)(2)                    0.10          0.19          0.24            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 1.04         (2.20)        (2.00)           --
                                              ------------------------------------------------------
Total from investment operations                    1.14         (2.01)        (1.76)           --

 Distributions from net investment income          (0.10)        (0.19)        (0.20)           --
 Distributions from capital gains                     --            --         (0.04)           --
                                              ------------------------------------------------------
Total distributions                                (0.10)        (0.19)        (0.24)           --
                                              ------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   11.84      $  10.80      $  13.00      $  15.00
====================================================================================================
TOTAL RETURN(3)                                    10.59%       (15.50)%      (11.70)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $  21,959      $ 20,099      $ 23,658      $    223
 Ratio of gross expenses to average net assets      0.20%*        0.22%         0.32%         0.10%*
 Ratio of net expenses to average net assets        0.10%*        0.10%         0.10%         0.10%*
 Ratio of net investment income (loss)
 (excluding expenses paid directly by the
  advisor) to average net assets                    1.70%*        1.48%         1.66%        (0.10)%*
 Ratio of net investment income to
  average net assets                                1.80%*        1.60%         1.88%        (0.10)%*
Portfolio turnover rate                             5.95%         9.59%        14.93%         0.00%

====================================================================================================
    INVESTOR CLASS SHARES                        2003(1)        2002          2001         2000(4)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $   10.80      $  13.00      $  15.00      $  15.00

 Net investment income (loss)(2)                    0.07          0.13          0.16            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 1.04         (2.21)        (1.98)           --
                                              ------------------------------------------------------
Total from investment operations                    1.11         (2.08)        (1.82)           --

 Distributions from net investment income          (0.07)        (0.13)        (0.14)           --
 Distributions from capital gains                     --            --         (0.04)           --
                                              ------------------------------------------------------
Total distributions                                (0.07)        (0.13)        (0.18)           --
                                              ------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   11.84      $  10.80      $  13.00      $  15.00
====================================================================================================
TOTAL RETURN(3)                                    10.32%       (15.91)%      (12.13)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   7,606      $  7,081      $  8,441      $  7,463
 Ratio of gross expenses to average net assets      0.70%*        0.72%         0.82%         0.60%*
 Ratio of net expenses to average net assets        0.60%*        0.60%         0.60%         0.60%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    1.20%*        0.99%         1.02%        (0.60)%*
 Ratio of net investment income to average
  net assets                                        1.30%*        1.10%         1.24%        (0.60)%*
Portfolio turnover rate                             5.95%         9.59%        14.93%         0.00%







                                  accessor 106

                         ACCESSOR GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                               2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   10.80      $  10.77

 Net investment income (loss)(2)                    0.07            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 1.02          0.03
                                              ---------------------------
Total from investment operations                    1.09          0.03

 Distributions from net investment income          (0.05)           --
                                              ---------------------------
Total distributions                                (0.05)           --
                                              ---------------------------

NET ASSET VALUE, END OF PERIOD                 $   11.84      $  10.80
=========================================================================
TOTAL RETURN(3)                                    10.14%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     513      $      1
 Ratio of gross expenses to average net assets      1.20%*        0.00%*
 Ratio of net expenses to average net assets        1.11%*        0.00%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    1.23%*        0.00%*
 Ratio of net investment income to
  average net assets                                1.33%*        0.00%*
Portfolio turnover rate                             5.95%         9.59%



















--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)  Fund commenced operations on December 27, 2000.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 107

                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----------------------------------------------------------------------------------------------------
    ADVISOR CLASS SHARES                        2003(1)         2002          2001         2000(4)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   10.04      $  12.58      $  15.00      $  15.00

 Net investment income (loss)(2)                    0.02          0.03          0.03            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 1.05         (2.55)        (2.38)           --
                                               -----------------------------------------------------
Total from investment operations                    1.07         (2.52)        (2.35)           --

 Distributions from net investment income          (0.02)        (0.01)           --            --
 Distributions from capital gains                     --         (0.01)        (0.04)           --
 Distributions in excess of capital gains             --            --         (0.03)           --
                                               -----------------------------------------------------
Total distributions                                (0.02)        (0.02)        (0.07)           --
                                               -----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   11.09      $  10.04      $  12.58      $  15.00
====================================================================================================
TOTAL RETURN(3)                                    10.65%       (20.02)%      (15.68)%        0.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   9,523      $  8,120      $ 10,547      $    226
 Ratio of gross expenses to average net assets      0.22%*        0.23%         0.39%         0.10%*
 Ratio of net expenses to average net assets        0.10%*        0.10%         0.10%         0.10%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    0.33%*        0.16%        (0.04)%       (0.10)%*
 Ratio of net investment income to
  average net assets                                0.45%*        0.29%         0.25%        (0.10)%*
Portfolio turnover rate                             2.17%         8.11%        30.99%         0.00%

====================================================================================================
    INVESTOR CLASS SHARES                        2003(1)        2002          2001         2000(4)
----------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD           $    9.95      $  12.51      $  14.99      $  15.00

 Net investment income (loss)(2)                   (0.00)        (0.02)        (0.04)           --
 Net realized and unrealized gain (loss)
  on investments(2)                                 1.05         (2.53)        (2.37)        (0.01)
                                               -----------------------------------------------------
Total from investment operations                    1.05         (2.55)        (2.41)        (0.01)

 Distributions from capital gains                  (0.01)        (0.01)        (0.04)           --
 Distributions in excess of capital gains             --            --         (0.03)           --
                                               -----------------------------------------------------
Total distributions                                (0.01)        (0.01)        (0.07)           --
                                               -----------------------------------------------------

NET ASSET VALUE, END OF PERIOD                 $   10.99      $   9.95      $  12.51      $  14.99
====================================================================================================
TOTAL RETURN(2)                                    10.45%       (20.41)%      (16.09)%       (0.07)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $   7,272      $  6,504      $  8,476      $  7,159
 Ratio of gross expenses to average net assets      0.72%*        0.73%         0.89%         0.60%*
 Ratio of net expenses to average net assets        0.60%*        0.60%         0.60%         0.60%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                   (0.17)%*      (0.34)%       (0.58)%       (0.60)%*
 Ratio of net investment income to
  average net assets                               (0.05)%*      (0.21)%       (0.29)%       (0.60)%*
Portfolio turnover rate                             2.17%         8.11%        30.99%         0.00%











                                  accessor 108

                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------
    C CLASS SHARES                               2003(1)       2002(5)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $   10.04      $  10.01

 Net investment income (loss)(2)                    0.01            --
 Net realized and unrealized gain (loss)
  on investments(2)                                 1.01          0.03
                                              ---------------------------
Total from investment operations                    1.02          0.03
                                              ---------------------------

NET ASSET VALUE, END OF PERIOD                 $   11.06      $  10.04
=========================================================================
TOTAL RETURN(3)                                    10.16%           --
NET ASSETS, END OF PERIOD (IN THOUSANDS)       $     104      $      1
 Ratio of gross expenses to average net assets      1.23%*        0.00%*
 Ratio of net expenses to average net assets        1.11%*        0.00%*
 Ratio of net investment income (loss)
  (excluding expenses paid directly by the
  advisor) to average net assets                    0.01%*        0.00%*
 Ratio of net investment income to
  average net assets                                0.12%*        0.00%*
Portfolio turnover rate                             2.17%         8.11%






















--------------------------------------------------------------------------------
(1)  For the six months ended June 30, 2003 (unaudited).
(2)  Per share amounts are based on average shares outstanding.
(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The total return for periods less than a full fiscal year has not been annualized.
(4)  Fund commenced operations on December 27, 2000.
(5)  Class commenced operations on December 30, 2002.
*    Annualized
     Please see "Notes to Financial Statements" for further information.
================================================================================

                                  accessor 109

                    THE BOARD OF DIRECTORS OF ACCESSOR FUNDS
--------------------------------------------------------------------------------
The Board of Directors of Accessor Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

============================================================================================================================
                                                                                          NUMBER OF
                                 TERM OF                                                  PORTFOLIOS
                                 OFFICE                                                    IN FUND
NAME, AGE, ADDRESS,            AND LENGTH                                                  COMPLEX     OTHER
AND POSITION HELD WITH             OF          PRINCIPAL OCCUPATIONS DURING              OVERSEEN BY   DIRECTORSHIPS
ACCESSOR FUNDS                   SERVICE       PAST FIVE YEARS                             DIRECTOR    HELD
----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
J. Anthony Whatley, III(1,2)   All positions   Director and President, Accessor Capital       15       None
Age 59                         held since      Corporation, since August 2000; Executive
1420 Fifth Avenue              1991.           Director, Accessor Capital Management LP
Seattle, WA 98101                              since April 1991;
Director, President &
Principal Executive Officer

NON-INTERESTED DIRECTORS
George G. Cobean, III          Director        Director, Vice President, Martinson, Cobean    15       Director, Action Auto
Age 64                         since 1991.     & Associates, P.S. (certified public                    Glass of Tacoma, Inc.
1607 S. 341st Place                            accountants) since 1973.                                Director, Tigre
Federal Way, WA  98003                                                                                 Tierra Manufacturing
Director                                                                                               Co.

Geoffrey C. Cross              Director        President, Geoffrey C. Cross P.S., Inc.,       15       None
Age 62                         since 1993.     (general practice of law) since 1970.
252 Broadway
Tacoma, WA 98402
Director

PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

Ravindra A. Deo                Officer         Director and Secretary, Accessor Capital
Age 39                         since 1992.     Corporation, since August 2000; Vice
1420 Fifth Avenue                              President and Chief Investment Officer,
Seattle, WA 98101                              Accessor Capital Management LP since January
Treasurer & Principal                          1992.
Financial/Accounting
Officer & Senior Vice
President

Linda V. Whatley(2)            Officer         Vice President, Accessor Capital Management
Age 44                         since 1991.     LP since April 1991.
1420 Fifth Avenue
Seattle, WA 98101
Assistant Secretary &
Senior Vice President

Robert J. Harper               Officer         Director and Treasurer, Accessor Capital
Age 58                         since 1995.     Corporation, since August 2000; Director of
1420 Fifth Avenue                              Sales and Client Service, Accessor Capital
Seattle, WA 98101                              Management LP since October 1993.
Senior Vice President

Christine J. Stansbery         Officer         Vice President, Accessor Capital Corporation
Age 50                         since 1995.     since April 2001, Assistant Vice
1420 Fifth Avenue                              President-Compliance, Accessor Capital
Seattle, WA 98101                              Management LP, since January 1997.
Secretary & Senior Vice
President

                    THE BOARD OF DIRECTORS OF ACCESSOR FUNDS

============================================================================================================================
                                                                                          NUMBER OF
                                 TERM OF                                                  PORTFOLIOS
                                 OFFICE                                                    IN FUND
NAME, AGE, ADDRESS,            AND LENGTH                                                  COMPLEX     OTHER
AND POSITION HELD WITH             OF          PRINCIPAL OCCUPATIONS DURING              OVERSEEN BY   DIRECTORSHIPS
ACCESSOR FUNDS                   SERVICE       PAST FIVE YEARS                             DIRECTOR    HELD
----------------------------------------------------------------------------------------------------------------------------

Darin K. Dubendorf             Officer         Regional Director, Accessor Capital
Age 36                         since 2002.     Management LP since July 1996.
1420 Fifth Avenue
Seattle, WA 98101
Vice President

R. Michael Daley               Officer        Director of Product Development since
Age 27                         since 2002.    September 2002 and Regional Director,
1420 Fifth Avenue                             Accessor Capital Management LP since October
Seattle, WA 98101                             1998; Temporary Employee, Temporarily Yours
Vice President                                and Noshoba Placements from January 1998
                                              through September 1998; Representative,
                                              Pezro Brokers June 1997 through September
                                              1997; Full-Time Student, University of
                                              Massachusetts September 1993 through June
                                              1997.

Marc K. Odo                    Officer        Portfolio Manager & Senior Investment
Age 29                         since 2002.    Analyst, Accessor Capital Management LP
1420 Fifth Avenue                             since December 1999; Investment Analyst,
Seattle, WA 98101                             Pacific Portfolio Consulting from September
Vice President                                1996 through November 1999.
----------------------------------------------------------------------------------------------------------------------------


(1) J. Anthony Whatley, III is an interested director due to his position as President and Principal Executive Officer of the Accessor Funds and President of Accessor Capital.
(2)      J. Anthony Whatley, III and Linda V. Whatley are husband and wife.

ACCESSOR FUNDS, INC.

DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting
  Officer
Robert J. Harper, Vice President
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington   98101

CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio   45263

DISTRIBUTOR

ALPS  Mutual Funds Services, Inc.
1625 Broadway, Suite 2200
Denver, Colorado   80202

TRANSFER AGENT

Accessor Capital Management LP
P.O. Box 1748
Seattle, Washington 98111

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
75 State Street
Boston, Massachusetts   02109

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two Prudential Plaza
180 North Stetson Avenue
Chicago, Illinois   60601


            Accessor Funds are distributed by ALPS Distributors, Inc.
 This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of share of Accessor Funds, Inc., or any securities mentioned in this report.

                                www.accessor.com

ACCESSOR FUNDS, INC.
P.O. BOX 1748
SEATTLE, WA 98111-1748

                      VISIT OUR WEBSITE AT www.accessor.com

Item 2.  Code of Ethics

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 3.  Audit Committee Financial Expert

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 4.  Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8.  [Reserved]

Item 9.  Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 10. Exhibits

(a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT and EX-99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ACCESSOR FUNDS, INC.

By:      /s/J. Anthony Whatley III
         -------------------------
         J. Anthony Whatley III
         President

Date:    August 29, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/J. Anthony Whatley III
         -------------------------
         J. Anthony Whatley III
         President

Date:    August 29, 2003

By:      /s/Ravindra A. Deo
         -------------------------
         Ravindra A. Deo
         Treasurer

Date:    August 29, 2003